Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
March 31, 2026
IBI-NPRT1-0526
1.9896129.106
Foreign Government and Government Agency Obligations - 71.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 3.3%
Australian Commonwealth 1% 12/21/2030 (b)	AUD	5,842,000	3,416,170
Australian Commonwealth 1.25% 5/21/2032	AUD	20,000	11,272
Australian Commonwealth 1.5% 6/21/2031	AUD	3,080,000	1,817,020
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	490,000	280,704
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	809,000	281,178
Australian Commonwealth 2.25% 5/21/2028 (b)	AUD	3,740,000	2,457,559
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	1,990,000	1,332,566
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	3,840,000	2,485,861
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	244,000	126,503
Australian Commonwealth 2.75% 6/21/2035 (b)	AUD	2,920,000	1,693,176
Australian Commonwealth 3% 11/21/2033 (b)	AUD	3,690,000	2,251,251
Australian Commonwealth 3% 3/21/2047 (b)	AUD	1,898,000	930,928
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	2,470,000	1,639,247
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	2,630,000	1,636,414
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	1,910,000	1,220,313
Australian Commonwealth 4.25% 10/21/2036 (b)	AUD	440,000	285,898
Australian Commonwealth 4.25% 12/21/2035 (b)	AUD	2,890,000	1,889,333
Australian Commonwealth 4.25% 3/21/2036 (b)	AUD	1,730,000	1,128,991
Australian Commonwealth 4.25% 6/21/2034 (b)	AUD	520,000	343,992
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	980,000	664,819
Australian Commonwealth 4.75% 6/21/2054 (b)	AUD	290,000	183,420
New South Wales Treasury Corp 1.25% 11/20/2030	AUD	670,000	391,886
New South Wales Treasury Corp 1.75% 3/20/2034 (b)	AUD	840,000	444,005
New South Wales Treasury Corp 2% 3/20/2031	AUD	1,106,000	663,510
New South Wales Treasury Corp 3% 4/20/2029 (b)	AUD	2,690,000	1,760,420
New South Wales Treasury Corp 3% 5/20/2027 (b)	AUD	620,000	419,851
New South Wales Treasury Corp 4.25% 2/20/2036 (b)	AUD	470,000	292,501
New South Wales Treasury Corp 4.75% 2/20/2037 (b)	AUD	1,910,000	1,221,987
Queensland Treasury Corp 1.5% 8/20/2032 (b)(e)	AUD	2,840,000	1,568,252
Queensland Treasury Corp 1.75% 7/20/2034 (b)(e)	AUD	450,000	234,199
Queensland Treasury Corp 1.75% 8/21/2031 (b)(e)	AUD	2,631,000	1,533,349
Queensland Treasury Corp 2% 8/22/2033	AUD	1,000,000	550,408
Queensland Treasury Corp 2.25% 11/20/2041 (b)(e)	AUD	70,000	29,798
Queensland Treasury Corp 3.25% 7/21/2028 (b)(e)	AUD	154,000	102,703
Queensland Treasury Corp 3.5% 8/21/2030 (b)(e)	AUD	58,000	37,747
South Australian Government Financing Authority 1.75% 5/24/2032 (b)	AUD	490,000	277,827
South Australian Government Financing Authority 2% 5/23/2036 (b)	AUD	150,000	74,637
South Australian Government Financing Authority 4.5% 5/24/2033 (b)	AUD	720,000	474,062
Treasury Corp of Victoria 1.25% 11/19/2027	AUD	952,000	620,969
Treasury Corp of Victoria 1.5% 11/20/2030	AUD	1,347,000	795,534
Treasury Corp of Victoria 1.5% 9/10/2031	AUD	1,000,000	572,314
Treasury Corp of Victoria 2% 11/20/2037	AUD	260,000	121,628
Treasury Corp of Victoria 2% 9/17/2035	AUD	1,550,000	786,421
Treasury Corp of Victoria 2.25% 11/20/2034	AUD	350,000	187,371
Treasury Corp of Victoria 2.25% 11/20/2042	AUD	330,000	136,305
Treasury Corp of Victoria 2.25% 9/15/2033 (b)	AUD	310,000	172,534
Treasury Corp of Victoria 2.5% 10/22/2029	AUD	424,000	269,741
Treasury Corp of Victoria 3.625% 9/29/2040 (b)	EUR	120,000	136,093
Treasury Corp of Victoria 4.75% 9/15/2036	AUD	50,000	32,015
Treasury Corp of Victoria 5% 11/20/2040	AUD	300,000	185,728
Treasury Corp of Victoria 5.25% 9/15/2038	AUD	410,000	267,760
Western Australian Treasury Corp 4.25% 7/20/2033	AUD	150,000	97,628
Western Australian Treasury Corp 4.75% 10/24/2035 (b)	AUD	530,000	347,350
TOTAL AUSTRALIA			40,883,148
AUSTRIA - 1.3%
Austrian Republic 0% 10/20/2028 (b)(e)	EUR	600,000	647,655
Austrian Republic 0% 10/20/2040 (b)(e)	EUR	788,000	544,050
Austrian Republic 0% 2/20/2030 (b)(e)	EUR	1,972,000	2,048,950
Austrian Republic 0% 2/20/2031 (b)(e)	EUR	1,370,000	1,377,832
Austrian Republic 0.5% 2/20/2029 (b)(e)	EUR	1,557,000	1,689,401
Austrian Republic 0.7% 4/20/2071 (b)(e)	EUR	80,000	33,055
Austrian Republic 0.75% 2/20/2028 (b)(e)	EUR	1,335,000	1,489,374
Austrian Republic 0.75% 3/20/2051 (b)(e)	EUR	930,000	555,006
Austrian Republic 0.85% 6/30/2120 (b)(e)	EUR	1,510,000	544,373
Austrian Republic 0.9% 2/20/2032 (b)(e)	EUR	394,000	404,308
Austrian Republic 1.5% 11/2/2086 (b)(e)	EUR	320,000	178,184
Austrian Republic 1.5% 2/20/2047 (b)(e)	EUR	293,000	230,666
Austrian Republic 2.4% 5/23/2034 (b)(e)	EUR	40,000	43,796
Austrian Republic 2.8% 9/20/2032 (b)(e)	EUR	1,010,000	1,152,704
Austrian Republic 2.9% 2/20/2033 (b)(e)	EUR	140,000	160,317
Austrian Republic 2.9% 2/20/2034 (b)(e)	EUR	620,000	705,674
Austrian Republic 2.95% 2/20/2035 (b)(e)	EUR	1,620,000	1,832,425
Austrian Republic 3.15% 10/20/2053 (b)(e)	EUR	130,000	134,092
Austrian Republic 3.15% 6/20/2044 (b)(e)	EUR	720,000	775,330
Austrian Republic 3.2% 2/20/2036 (b)(e)	EUR	650,000	744,385
Austrian Republic 3.2% 7/15/2039 (b)	EUR	190,000	212,204
Austrian Republic 4.15% 3/15/2037 (b)(e)	EUR	20,000	24,759
TOTAL AUSTRIA			15,528,540
BELGIUM - 1.9%
Kingdom of Belgium 0% 10/22/2027 (b)(e)	EUR	2,060,000	2,285,654
Kingdom of Belgium 0.1% 6/22/2030 (b)(e)	EUR	1,015,000	1,044,344
Kingdom of Belgium 0.35% 6/22/2032 (b)(e)	EUR	2,699,000	2,634,138
Kingdom of Belgium 0.4% 6/22/2040 (b)(e)	EUR	1,212,000	869,236
Kingdom of Belgium 0.65% 6/22/2071 (b)(e)	EUR	1,750,000	645,469
Kingdom of Belgium 0.8% 6/22/2027 (b)(e)	EUR	39,000	44,118
Kingdom of Belgium 0.8% 6/22/2028 (b)(e)	EUR	1,220,000	1,352,744
Kingdom of Belgium 0.9% 6/22/2029 (b)(e)	EUR	1,373,000	1,495,484
Kingdom of Belgium 1.25% 4/22/2033 (b)(e)	EUR	1,461,000	1,488,915
Kingdom of Belgium 1.4% 6/22/2053 (b)(e)	EUR	932,000	583,454
Kingdom of Belgium 1.6% 6/22/2047 (b)(e)	EUR	38,000	28,311
Kingdom of Belgium 1.7% 6/22/2050 (b)(e)	EUR	23,000	16,529
Kingdom of Belgium 2.15% 6/22/2066 (b)(e)	EUR	90,000	63,243
Kingdom of Belgium 2.25% 6/22/2057 (b)(e)	EUR	124,000	93,210
Kingdom of Belgium 2.6% 10/22/2030 (b)(e)	EUR	640,000	728,169
Kingdom of Belgium 2.85% 10/22/2034 (b)(e)	EUR	1,020,000	1,133,821
Kingdom of Belgium 3.1% 6/22/2035 (b)(e)	EUR	2,530,000	2,837,129
Kingdom of Belgium 3.3% 6/22/2054 (b)(e)	EUR	360,000	350,208
Kingdom of Belgium 3.4% 6/22/2036 (b)(e)	EUR	460,000	522,899
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	1,870,000	2,063,099
Kingdom of Belgium 4% 3/28/2032 (b)	EUR	30,000	36,386
Kingdom of Belgium 4.25% 3/28/2041 (b)(e)	EUR	545,000	654,554
Kingdom of Belgium 4.35% 6/22/2056 (b)(e)	EUR	360,000	413,455
Kingdom of Belgium 5.5% 3/28/2028 (b)	EUR	40,000	48,706
Ministeries Van de Vlaamse Gemeenschap 1.875% 6/2/2042	EUR	400,000	342,062
Ministeries Van de Vlaamse Gemeenschap 3.125% 6/22/2034 (b)	EUR	300,000	337,163
Ministeries Van de Vlaamse Gemeenschap 3.25% 4/5/2033 (b)	EUR	300,000	344,141
Region Wallonne Belgium 1.05% 6/22/2040 (b)	EUR	100,000	76,534
Region Wallonne Belgium 1.25% 5/3/2034 (b)	EUR	400,000	384,486
Region Wallonne Belgium 3.125% 6/22/2032 (b)	EUR	500,000	566,265
TOTAL BELGIUM			23,483,926
BULGARIA - 0.1%
Bulgarian Republic 4.5% 1/27/2033 (b)	EUR	370,000	449,458
Bulgarian Republic 4.625% 9/23/2034 (b)	EUR	190,000	231,910
TOTAL BULGARIA			681,368
CANADA - 5.5%
Canada Housing Trust No 1 1.6% 12/15/2031 (e)	CAD	320,000	209,703
Canada Housing Trust No 1 1.75% 6/15/2030 (e)	CAD	730,000	496,097
Canada Housing Trust No 1 2.1% 9/15/2029 (e)	CAD	70,000	48,738
Canada Housing Trust No 1 3.6% 12/15/2027 (e)	CAD	1,910,000	1,390,164
Canada Housing Trust No 1 3.6% 9/15/2035	CAD	1,560,000	1,114,316
Canada Housing Trust No 1 4.25% 3/15/2034 (e)	CAD	780,000	587,604
Canadian Government 0.5% 12/1/2030	CAD	491,000	313,843
Canadian Government 1.25% 6/1/2030	CAD	16,000	10,702
Canadian Government 1.75% 12/1/2053	CAD	70,000	32,139
Canadian Government 2% 6/1/2032	CAD	5,230,000	3,506,994
Canadian Government 2.5% 8/1/2027	CAD	4,900,000	3,510,880
Canadian Government 2.75% 12/1/2055	CAD	1,610,000	926,150
Canadian Government 2.75% 12/1/2064	CAD	3,020,000	1,679,135
Canadian Government 2.75% 3/1/2030	CAD	300,000	213,413
Canadian Government 2.75% 3/1/2031	CAD	2,880,000	2,038,228
Canadian Government 2.75% 6/1/2033	CAD	430,000	298,603
Canadian Government 2.75% 9/1/2030	CAD	8,810,000	6,251,791
Canadian Government 3% 6/1/2034	CAD	3,210,000	2,249,196
Canadian Government 3.25% 12/1/2033	CAD	1,640,000	1,173,207
Canadian Government 3.25% 12/1/2034	CAD	2,240,000	1,593,042
Canadian Government 3.25% 12/1/2035	CAD	4,740,000	3,347,423
Canadian Government 3.25% 6/1/2035	CAD	6,470,000	4,585,138
Canadian Government 3.5% 12/1/2045	CAD	1,760,000	1,216,902
Canadian Government 3.5% 12/1/2057	CAD	1,030,000	688,361
Canadian Government 3.5% 9/1/2029	CAD	1,600,000	1,168,794
City of Montreal 2.3% 9/1/2029	CAD	140,000	97,771
City of Montreal 2.4% 12/1/2041	CAD	260,000	139,626
City of Montreal 4.4% 12/1/2043	CAD	50,000	34,155
City of Ottawa Ontario 4.6% 7/14/2042	CAD	70,000	49,842
City of Toronto Canada Principal Strip 2.15% 8/25/2040	CAD	70,000	37,777
City of Toronto Canada Principal Strip 2.8% 11/22/2049	CAD	180,000	91,797
Export Development Canada 0.5% 2/25/2027 (b)	EUR	330,000	374,268
Province of Alberta 2.05% 6/1/2030	CAD	1,100,000	755,105
Province of Alberta 3.05% 12/1/2048	CAD	724,000	401,221
Province of Alberta 3.1% 6/1/2050	CAD	231,000	127,626
Province of Alberta 4.45% 12/1/2054	CAD	280,000	192,973
Province of British Columbia 2.2% 6/18/2030	CAD	2,280,000	1,573,428
Province of British Columbia 2.75% 6/18/2052	CAD	140,000	70,256
Province of British Columbia 2.95% 6/18/2050	CAD	924,000	491,478
Province of British Columbia 3.5% 5/29/2040 (b)	EUR	340,000	380,076
Province of British Columbia 3.55% 6/18/2033	CAD	970,000	693,009
Province of British Columbia 4.45% 12/18/2055	CAD	650,000	443,351
Province of British Columbia 4.6% 6/18/2057	CAD	70,000	48,957
Province of British Columbia 4.95% 7/16/2032 (b)	AUD	360,000	242,359
Province of Manitoba 3% 6/2/2028	CAD	320,000	230,213
Province of Manitoba 3.2% 3/5/2050	CAD	256,000	142,346
Province of Manitoba 3.4% 9/5/2048	CAD	470,000	273,662
Province of Manitoba 3.7% 6/2/2035	CAD	690,000	487,241
Province of Manitoba 4.05% 9/5/2045	CAD	80,000	52,633
Province of New Brunswick 2.55% 8/14/2031	CAD	690,000	476,058
Province of New Brunswick 3.05% 8/14/2050	CAD	227,000	122,455
Province of New Brunswick 3.55% 6/3/2043	CAD	100,000	62,539
Province of New Brunswick 3.95% 6/3/2035	CAD	210,000	151,124
Province of New Brunswick 4.8% 9/26/2039	CAD	90,000	67,392
Province of Newfoundland 1.75% 6/2/2030	CAD	290,000	196,012
Province of Newfoundland 2.65% 10/17/2050	CAD	217,000	106,221
Province of Newfoundland 3.3% 10/17/2046	CAD	50,000	28,585
Province of Newfoundland 3.7% 10/17/2048	CAD	70,000	42,058
Province of Newfoundland 4.6% 10/17/2055	CAD	130,000	89,448
Province of Nova Scotia 3.15% 12/1/2051	CAD	160,000	87,189
Province of Nova Scotia 3.45% 6/1/2045	CAD	150,000	90,357
Province of Nova Scotia 3.85% 6/1/2035	CAD	490,000	350,372
Province of Nova Scotia 4.05% 6/1/2033	CAD	370,000	272,679
Province of Ontario 0.375% 4/8/2027 (b)	EUR	283,000	319,673
Province of Ontario 1.05% 9/8/2027	CAD	2,770,000	1,943,521
Province of Ontario 1.9% 12/2/2051	CAD	210,000	88,736
Province of Ontario 2.05% 6/2/2030	CAD	59,000	40,495
Province of Ontario 2.15% 6/2/2031	CAD	170,000	115,402
Province of Ontario 2.65% 12/2/2050	CAD	49,000	24,794
Province of Ontario 2.7% 6/2/2029	CAD	1,703,000	1,209,974
Province of Ontario 2.8% 6/2/2048	CAD	1,868,000	995,027
Province of Ontario 2.9% 12/2/2046	CAD	480,000	264,809
Province of Ontario 2.9% 6/2/2049	CAD	1,735,000	932,264
Province of Ontario 2.95% 9/8/2030	CAD	1,620,000	1,150,618
Province of Ontario 3.1% 1/31/2034 (b)	EUR	280,000	318,857
Province of Ontario 3.65% 6/2/2033	CAD	1,500,000	1,080,958
Province of Ontario 3.75% 12/2/2053	CAD	210,000	129,095
Province of Ontario 4.1% 3/4/2033	CAD	840,000	623,379
Province of Ontario 4.45% 12/2/2056	CAD	240,000	166,155
Province of Ontario 4.6% 12/2/2055	CAD	2,250,000	1,596,075
Province of Ontario 4.6% 6/2/2039	CAD	230,000	170,486
Province of Ontario 4.7% 6/2/2037	CAD	190,000	143,526
Province of Quebec 0% 10/29/2030 (b)	EUR	1,050,000	1,058,383
Province of Quebec 0.5% 1/25/2032 (b)	EUR	330,000	328,087
Province of Quebec 1.5% 9/1/2031	CAD	1,966,000	1,283,395
Province of Quebec 1.9% 9/1/2030	CAD	131,000	88,992
Province of Quebec 2.3% 9/1/2029	CAD	1,179,000	825,320
Province of Quebec 2.85% 12/1/2053	CAD	2,270,000	1,147,418
Province of Quebec 3.1% 12/1/2051	CAD	230,000	124,660
Province of Quebec 3.5% 12/1/2045	CAD	880,000	534,231
Province of Quebec 3.5% 12/1/2048	CAD	270,000	159,648
Province of Quebec 3.6% 9/1/2033	CAD	300,000	214,559
Province of Quebec 3.65% 5/20/2032	CAD	410,000	297,319
Province of Quebec 4.4% 12/1/2055	CAD	260,000	176,023
Province of Quebec 5% 12/1/2038	CAD	90,000	68,937
Province of Quebec 5% 12/1/2041	CAD	420,000	317,562
Province of Saskatchewan 3.1% 6/2/2050	CAD	293,000	161,554
Province of Saskatchewan 3.25% 9/24/2035 (b)	EUR	150,000	170,379
Province of Saskatchewan 3.3% 6/2/2048	CAD	150,000	87,002
Province of Saskatchewan 3.8% 6/2/2035	CAD	570,000	407,502
Province of Saskatchewan 3.9% 6/2/2033	CAD	70,000	51,206
Province of Saskatchewan 4.75% 6/1/2040	CAD	120,000	89,766
TOTAL CANADA			67,130,009
CHILE - 0.0%
Chilean Republic 1.25% 1/29/2040	EUR	114,000	91,578
Chilean Republic 1.875% 5/27/2030	EUR	100,000	108,436
TOTAL CHILE			200,014
CHINA - 0.1%
Peoples Republic of China 0.5% 11/12/2031 (b)	EUR	820,000	826,583
Peoples Republic of China 0.625% 11/25/2035 (b)	EUR	150,000	139,713
TOTAL CHINA			966,296
CYPRUS - 0.1%
Republic of Cyprus 0.625% 1/21/2030 (b)	EUR	50,000	53,122
Republic of Cyprus 1.25% 1/21/2040 (b)	EUR	130,000	107,096
Republic of Cyprus 2.25% 4/16/2050 (b)	EUR	59,000	48,917
Republic of Cyprus 2.375% 9/25/2028 (b)	EUR	584,000	667,058
TOTAL CYPRUS			876,193
DENMARK - 0.5%
Danish Kingdom 0% 11/15/2031	DKK	1,700,000	228,144
Danish Kingdom 0% 11/15/2031	DKK	610,000	81,921
Danish Kingdom 0.25% 11/15/2052	DKK	3,891,000	289,897
Danish Kingdom 0.5% 11/15/2027	DKK	11,030,000	1,658,848
Danish Kingdom 0.5% 11/15/2029	DKK	16,594,000	2,398,348
Danish Kingdom 2.25% 11/15/2033	DKK	3,120,000	467,360
Danish Kingdom 2.25% 11/15/2035	DKK	4,640,000	680,468
Danish Kingdom 4.5% 11/15/2039	DKK	3,960,000	711,415
TOTAL DENMARK			6,516,401
ESTONIA - 0.0%
Republic of Estonia 0.125% 6/10/2030 (b)	EUR	380,000	387,302
FINLAND - 0.6%
Finnish Government 0% 9/15/2030 (b)(e)	EUR	740,000	754,745
Finnish Government 0.125% 4/15/2036 (b)(e)	EUR	452,000	381,079
Finnish Government 0.125% 4/15/2052 (b)(e)	EUR	294,000	134,448
Finnish Government 0.25% 9/15/2040 (b)(e)	EUR	433,000	312,038
Finnish Government 0.5% 4/15/2043 (b)(e)	EUR	1,243,000	856,565
Finnish Government 0.5% 9/15/2028 (b)(e)	EUR	1,080,000	1,184,414
Finnish Government 1.125% 4/15/2034 (b)(e)	EUR	166,000	164,459
Finnish Government 1.5% 9/15/2032 (b)(e)	EUR	1,180,000	1,242,470
Finnish Government 2.625% 4/15/2032 (b)(e)	EUR	370,000	419,580
Finnish Government 2.625% 7/4/2042 (b)(e)	EUR	20,000	20,247
Finnish Government 2.875% 4/15/2029 (b)(e)	EUR	440,000	510,688
Finnish Government 2.95% 4/15/2055 (b)(e)	EUR	200,000	194,562
Finnish Government 3% 9/15/2033 (b)(e)	EUR	200,000	229,886
Finnish Government 3% 9/15/2035 (b)(e)	EUR	520,000	588,129
TOTAL FINLAND			6,993,310
FRANCE - 8.8%
Action Logement Services 0.375% 10/5/2031 (b)	EUR	600,000	590,507
Action Logement Services 3.125% 9/28/2037 (b)	EUR	100,000	106,498
Agence France Locale 3% 8/20/2032 (b)	EUR	200,000	224,496
Agence France Locale 3.125% 3/20/2034 (b)	EUR	100,000	111,054
Caisse d'Amortissement de la Dette Sociale 0% 11/25/2030 (b)	EUR	900,000	900,877
Caisse d'Amortissement de la Dette Sociale 0% 2/25/2028 (b)	EUR	600,000	657,509
Caisse d'Amortissement de la Dette Sociale 0% 5/25/2031 (b)	EUR	300,000	294,947
Caisse d'Amortissement de la Dette Sociale 0.6% 11/25/2029 (b)	EUR	1,400,000	1,484,622
Caisse d'Amortissement de la Dette Sociale 1.75% 11/25/2027 (b)	EUR	500,000	568,018
Caisse d'Amortissement de la Dette Sociale 3% 11/25/2031 (b)	EUR	200,000	228,072
French Government 0% 11/25/2029 (b)(e)	EUR	1,147,000	1,193,705
French Government 0% 11/25/2030 (b)(e)	EUR	1,209,000	1,216,339
French Government 0% 11/25/2031 (b)(e)	EUR	1,617,000	1,568,796
French Government 0% 5/25/2032 (b)(e)	EUR	2,183,000	2,072,558
French Government 0.5% 5/25/2029 (b)(e)	EUR	1,326,000	1,424,934
French Government 0.5% 5/25/2040 (b)(e)	EUR	3,197,000	2,304,530
French Government 0.5% 5/25/2072 (b)(e)	EUR	3,920,000	1,237,386
French Government 0.5% 6/25/2044 (b)(e)	EUR	690,000	428,461
French Government 0.75% 2/25/2028 (b)(e)	EUR	7,210,000	8,029,035
French Government 0.75% 5/25/2028 (b)(e)	EUR	473,000	524,058
French Government 0.75% 5/25/2052 (b)(e)	EUR	2,316,000	1,192,147
French Government 0.75% 5/25/2053 (b)(e)	EUR	2,348,000	1,170,385
French Government 1.25% 5/25/2034 (b)(e)	EUR	137,000	133,507
French Government 1.25% 5/25/2036 (b)(e)	EUR	1,858,000	1,705,481
French Government 1.25% 5/25/2038 (b)(e)	EUR	390,000	336,689
French Government 1.5% 5/25/2031 (b)(e)	EUR	1,913,000	2,046,762
French Government 1.5% 5/25/2050 (b)(e)	EUR	494,000	333,602
French Government 1.75% 5/25/2066 (b)(e)	EUR	2,063,000	1,234,735
French Government 1.75% 6/25/2039 (b)(e)	EUR	655,000	589,587
French Government 2% 11/25/2032 (b)(e)	EUR	8,700,000	9,290,711
French Government 2% 5/25/2048 (b)(e)	EUR	124,000	97,069
French Government 2.5% 5/25/2030 (b)(e)	EUR	840,000	953,612
French Government 2.5% 5/25/2043 (b)(e)	EUR	9,170,000	8,470,739
French Government 2.5% 9/24/2027 (b)(e)	EUR	5,340,000	6,151,848
French Government 2.7% 2/25/2031 (b)(e)	EUR	5,580,000	6,345,017
French Government 2.75% 2/25/2029 (b)(e)	EUR	12,510,000	14,421,990
French Government 2.75% 2/25/2030 (b)(e)	EUR	3,520,000	4,039,165
French Government 3% 11/25/2034 (b)(e)	EUR	3,680,000	4,086,606
French Government 3% 5/25/2033 (b)(e)	EUR	870,000	983,179
French Government 3% 5/25/2054 (b)(e)	EUR	610,000	547,679
French Government 3.2% 5/25/2035 (b)(e)	EUR	1,430,000	1,603,308
French Government 3.25% 5/25/2055 (b)(e)	EUR	1,090,000	1,021,767
French Government 3.5% 11/25/2033 (b)(e)	EUR	2,300,000	2,671,961
French Government 3.5% 11/25/2035 (b)(e)	EUR	8,030,000	9,171,540
French Government 3.75% 5/25/2056 (b)(e)	EUR	150,000	152,968
French Government 4% 4/25/2060 (b)(e)	EUR	490,000	524,273
French Government 4.1% 5/25/2046 (b)(e)	EUR	1,290,000	1,460,019
French Government 4.75% 4/25/2035 (b)(e)	EUR	100,000	126,031
Societe Des Grands Projets EPIC 0% 11/25/2030 (b)	EUR	1,500,000	1,500,261
Societe Des Grands Projets EPIC 1.7% 5/25/2050 (b)	EUR	500,000	348,666
Ville de Paris 1.375% 11/20/2034 (b)	EUR	100,000	95,385
Ville de Paris 3.75% 5/25/2040 (b)	EUR	100,000	109,781
TOTAL FRANCE			108,082,872
GERMANY - 9.2%
Free State of Saxony 0.01% 12/17/2035 (b)	EUR	490,000	414,507
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH 0.01% 2/4/2031 (b)	EUR	50,000	49,921
German Federal Republic 0.25% 2/15/2029 (b)	EUR	6,000	6,493
German Federal Republic 0.5% 2/15/2028 (b)	EUR	7,000	7,791
German Federal Republic 1.7% 8/15/2032 (b)	EUR	6,950,000	7,561,640
German Federal Republic 1.8% 8/15/2053 (b)	EUR	390,000	322,192
German Federal Republic 2% 12/16/2027 (b)	EUR	5,040,000	5,769,402
German Federal Republic 2.1% 4/12/2029 (b)	EUR	3,960,000	4,512,432
German Federal Republic 2.1% 4/12/2029 (b)	EUR	680,000	774,934
German Federal Republic 2.2% 10/10/2030 (b)	EUR	17,300,000	19,598,145
German Federal Republic 2.2% 3/11/2027 (b)	EUR	10,000	11,523
German Federal Republic 2.3% 2/15/2033 (b)	EUR	6,380,000	7,153,416
German Federal Republic 2.5% 10/11/2029 (b)	EUR	800,000	921,813
German Federal Republic 2.5% 11/15/2032 (b)	EUR	340,000	385,672
German Federal Republic 2.5% 4/16/2031 (b)	EUR	7,320,000	8,397,555
German Federal Republic 2.5% 7/4/2044 (b)	EUR	2,370,000	2,413,758
German Federal Republic 2.5% 8/15/2046 (b)	EUR	9,180,000	9,250,073
German Federal Republic 2.5% 8/15/2054 (b)	EUR	2,680,000	2,579,888
German Federal Republic 2.6% 8/15/2035 (b)	EUR	11,900,000	13,332,070
German Federal Republic 2.9% 2/15/2036 (b)	EUR	9,930,000	11,428,397
German Federal Republic 2.9% 8/15/2056 (b)	EUR	3,500,000	3,641,370
German Federal Republic 3.25% 7/4/2042 (b)(f)	EUR	520,000	594,602
German Federal Republic 3.4% 5/15/2047 (b)	EUR	2,200,000	2,543,217
German Federal Republic 4% 1/4/2037 (b)	EUR	40,000	50,216
German Federal Republic 4.75% 7/4/2040 (b)	EUR	20,000	27,036
Land Berlin 0.125% 11/24/2045 (b)	EUR	270,000	160,012
Land Berlin 2.75% 2/14/2033	EUR	340,000	384,465
State of Brandenburg 0.05% 7/1/2031 (b)	EUR	110,000	109,108
State of Bremen 0.15% 10/24/2031	EUR	50,000	49,383
State of Bremen 0.4% 8/20/2049 (b)	EUR	29,000	16,173
State of Hesse 0.01% 6/18/2031 (b)	EUR	540,000	535,185
State of Hesse 0.125% 10/10/2031	EUR	210,000	207,621
State of Hesse 2.75% 1/10/2034 (b)	EUR	520,000	584,301
State of Lower Saxony 0.01% 1/10/2031 (b)	EUR	130,000	130,805
State of Lower Saxony 0.01% 11/25/2027 (b)	EUR	430,000	474,945
State of Lower Saxony 0.05% 3/9/2035 (b)	EUR	510,000	445,872
State of Lower Saxony 0.125% 1/9/2032 (b)	EUR	200,000	196,186
State of Lower Saxony 0.75% 3/21/2031	EUR	170,000	176,705
State of Lower Saxony 1.125% 9/12/2033 (b)	EUR	70,000	70,236
State of North Rhine-Westphalia Germany 0% 10/12/2035 (b)	EUR	80,000	68,019
State of North Rhine-Westphalia Germany 0.2% 1/27/2051 (b)	EUR	50,000	25,203
State of North Rhine-Westphalia Germany 0.2% 3/31/2027 (b)	EUR	1,513,000	1,707,613
State of North Rhine-Westphalia Germany 0.2% 4/9/2030 (b)	EUR	725,000	752,918
State of North Rhine-Westphalia Germany 0.5% 11/25/2039 (b)	EUR	72,000	56,588
State of North Rhine-Westphalia Germany 0.625% 7/21/2031 (b)	EUR	24,000	24,571
State of North Rhine-Westphalia Germany 0.8% 7/30/2049 (b)	EUR	434,000	277,909
State of North Rhine-Westphalia Germany 1.25% 5/12/2036 (b)	EUR	226,000	214,723
State of North Rhine-Westphalia Germany 1.375% 1/15/2120 (b)	EUR	70,000	34,495
State of North Rhine-Westphalia Germany 1.5% 6/12/2040 (b)	EUR	160,000	142,770
State of North Rhine-Westphalia Germany 1.55% 6/16/2048 (b)	EUR	178,000	140,835
State of North Rhine-Westphalia Germany 1.65% 2/22/2038 (b)	EUR	607,000	580,175
State of North Rhine-Westphalia Germany 1.95% 9/26/2078 (b)	EUR	270,000	193,449
State of North Rhine-Westphalia Germany 2% 6/15/2032 (b)	EUR	590,000	642,440
State of North Rhine-Westphalia Germany 2.15% 3/21/2119 (b)	EUR	70,000	50,961
State of North Rhine-Westphalia Germany 3% 3/20/2054 (b)	EUR	510,000	518,017
State of Rhineland-Palatinate 0.01% 1/21/2031 (b)	EUR	340,000	341,403
State of Rhineland-Palatinate 0.75% 2/23/2032	EUR	130,000	131,699
State of Saxony-Anhalt 3.15% 2/6/2054	EUR	50,000	51,852
State of Schleswig-Holstein Germany 0.05% 7/8/2031 (b)	EUR	410,000	406,307
State of Schleswig-Holstein Germany 2.875% 4/10/2035 (b)	EUR	230,000	258,343
TOTAL GERMANY			111,909,350
GREECE - 0.3%
Greek Government 1.875% 1/24/2052 (b)(e)	EUR	320,000	226,913
Greek Government 3.375% 6/15/2034 (b)(e)	EUR	200,000	226,992
Greek Government 3.375% 6/16/2036 (b)(e)	EUR	240,000	266,262
Greek Government 3.9% 1/30/2033 (b)	EUR	1,280,000	1,518,494
Greek Government 4.2% 1/30/2042 (b)	EUR	960,000	1,106,008
TOTAL GREECE			3,344,669
HONG KONG - 0.0%
Hong Kong Government 1.59% 3/4/2036	HKD	1,050,000	118,043
HUNGARY - 0.0%
Hungary Government 1.625% 4/28/2032 (b)	EUR	246,000	245,530
Hungary Government 1.75% 10/10/2027 (b)	EUR	150,000	169,721
Hungary Government 1.75% 6/5/2035 (b)	EUR	130,000	118,351
TOTAL HUNGARY			533,602
INDONESIA - 0.0%
Indonesia Government 1.45% 9/18/2026	EUR	430,000	493,437
IRELAND - 0.4%
Republic of Ireland 0% 10/18/2031 (b)	EUR	430,000	425,361
Republic of Ireland 0.2% 10/18/2030 (b)	EUR	86,000	88,579
Republic of Ireland 0.35% 10/18/2032 (b)	EUR	290,000	284,349
Republic of Ireland 0.4% 5/15/2035 (b)	EUR	355,000	321,478
Republic of Ireland 0.55% 4/22/2041 (b)	EUR	130,000	98,965
Republic of Ireland 1.1% 5/15/2029 (b)	EUR	1,129,000	1,242,279
Republic of Ireland 1.3% 5/15/2033 (b)	EUR	570,000	588,479
Republic of Ireland 1.35% 3/18/2031 (b)	EUR	130,000	140,447
Republic of Ireland 1.5% 5/15/2050 (b)	EUR	460,000	352,443
Republic of Ireland 1.7% 5/15/2037 (b)	EUR	380,000	374,729
Republic of Ireland 2% 2/18/2045 (b)	EUR	750,000	683,619
Republic of Ireland 2.6% 10/18/2034 (b)	EUR	160,000	178,107
Republic of Ireland 3.1% 6/18/2036 (b)	EUR	480,000	547,609
Republic of Ireland 3.15% 10/18/2055 (b)	EUR	120,000	125,351
TOTAL IRELAND			5,451,795
ISRAEL - 0.0%
Israel Government 1.5% 1/16/2029 (b)	EUR	335,000	365,257
ITALY - 7.5%
Cassa Depositi e Prestiti SpA 1% 2/11/2030 (b)	EUR	100,000	105,806
Italian Republic 0.45% 2/15/2029 (b)	EUR	190,000	204,898
Italian Republic 0.5% 7/15/2028 (b)	EUR	1,040,000	1,140,738
Italian Republic 0.9% 4/1/2031 (b)	EUR	82,000	84,806
Italian Republic 0.95% 6/1/2032 (b)	EUR	1,241,000	1,244,551
Italian Republic 0.95% 8/1/2030 (b)	EUR	142,000	149,943
Italian Republic 0.95% 9/15/2027 (b)	EUR	1,948,000	2,195,531
Italian Republic 1.35% 4/1/2030 (b)	EUR	1,900,000	2,057,760
Italian Republic 1.45% 3/1/2036 (b)(e)	EUR	1,347,000	1,257,859
Italian Republic 1.5% 4/30/2045 (b)(e)	EUR	4,960,000	3,629,618
Italian Republic 1.65% 3/1/2032 (b)(e)	EUR	575,000	605,742
Italian Republic 1.8% 3/1/2041 (b)(e)	EUR	2,541,000	2,169,752
Italian Republic 2.05% 8/1/2027 (b)	EUR	213,000	244,054
Italian Republic 2.15% 3/1/2072 (b)(e)	EUR	2,820,000	1,905,374
Italian Republic 2.15% 9/1/2052 (b)(e)	EUR	172,000	128,051
Italian Republic 2.25% 9/1/2036 (b)(e)	EUR	639,000	640,208
Italian Republic 2.4% 3/15/2029 (b)	EUR	1,430,000	1,625,428
Italian Republic 2.45% 9/1/2033 (b)(e)	EUR	897,000	966,523
Italian Republic 2.5% 12/1/2032 (b)	EUR	260,000	284,398
Italian Republic 2.65% 12/1/2027 (b)	EUR	640,000	738,427
Italian Republic 2.65% 6/15/2028 (b)	EUR	6,030,000	6,941,305
Italian Republic 2.7% 10/1/2030 (b)(e)	EUR	1,300,000	1,470,577
Italian Republic 2.7% 3/1/2047 (b)(e)	EUR	116,000	104,042
Italian Republic 2.8% 12/1/2028 (b)	EUR	640,000	739,078
Italian Republic 2.8% 6/15/2029 (b)	EUR	1,740,000	2,001,869
Italian Republic 2.85% 2/1/2031 (b)	EUR	1,270,000	1,441,154
Italian Republic 2.95% 7/1/2030 (b)	EUR	4,590,000	5,258,102
Italian Republic 2.95% 9/1/2038 (b)(e)	EUR	433,000	450,234
Italian Republic 3% 8/1/2029 (b)	EUR	1,708,000	1,977,114
Italian Republic 3.1% 3/1/2040 (b)(e)	EUR	1,208,000	1,244,374
Italian Republic 3.15% 11/15/2031 (b)(e)	EUR	1,190,000	1,365,393
Italian Republic 3.15% 3/15/2033 (b)(e)	EUR	700,000	789,415
Italian Republic 3.25% 11/15/2032 (b)(e)	EUR	980,000	1,115,613
Italian Republic 3.25% 7/15/2032 (b)(e)	EUR	5,450,000	6,247,980
Italian Republic 3.35% 3/1/2035 (b)(e)	EUR	1,808,000	2,039,622
Italian Republic 3.45% 2/1/2036 (b)	EUR	2,010,000	2,243,896
Italian Republic 3.45% 3/1/2048 (b)(e)	EUR	1,000	1,006
Italian Republic 3.45% 7/15/2027 (b)	EUR	5,780,000	6,737,631
Italian Republic 3.45% 7/15/2031 (b)	EUR	1,860,000	2,170,391
Italian Republic 3.5% 2/15/2031 (b)(e)	EUR	330,000	386,404
Italian Republic 3.6% 10/1/2035 (b)	EUR	1,730,000	1,961,628
Italian Republic 3.65% 8/1/2035 (b)(e)	EUR	6,070,000	6,950,593
Italian Republic 3.7% 6/15/2030 (b)	EUR	1,220,000	1,442,570
Italian Republic 3.85% 12/15/2029 (b)	EUR	1,770,000	2,103,752
Italian Republic 3.85% 2/1/2035 (b)	EUR	970,000	1,133,530
Italian Republic 3.85% 7/1/2034 (b)	EUR	1,280,000	1,501,591
Italian Republic 3.85% 9/1/2049 (b)(e)	EUR	679,000	722,703
Italian Republic 4% 11/15/2030 (b)	EUR	2,510,000	3,004,204
Italian Republic 4.1% 2/1/2029 (b)	EUR	130,000	154,820
Italian Republic 4.1% 4/30/2046 (b)(e)	EUR	860,000	956,357
Italian Republic 4.15% 10/1/2039 (b)(e)	EUR	50,000	58,231
Italian Republic 4.2% 3/1/2034 (b)	EUR	590,000	710,075
Italian Republic 4.3% 10/1/2054 (b)(e)	EUR	270,000	302,280
Italian Republic 4.4% 5/1/2033 (b)	EUR	760,000	928,763
Italian Republic 4.45% 9/1/2043 (b)(e)	EUR	2,760,000	3,259,429
Italian Republic 4.5% 10/1/2053 (b)(e)	EUR	390,000	451,710
Italian Republic 4.65% 10/1/2055 (b)(e)	EUR	490,000	574,954
Italian Republic 5% 8/1/2034 (b)(e)	EUR	20,000	25,377
Italian Republic 5% 8/1/2039 (b)(e)	EUR	20,000	25,395
Italian Republic 6.5% 11/1/2027 (b)	EUR	50,000	61,121
TOTAL ITALY			92,433,750
JAPAN - 12.1%
Japan Government 0.005% 6/20/2027	JPY	230,000,000	1,428,927
Japan Government 0.1% 12/20/2027	JPY	439,850,000	2,715,056
Japan Government 0.1% 12/20/2028	JPY	135,350,000	822,100
Japan Government 0.1% 12/20/2029	JPY	277,200,000	1,650,591
Japan Government 0.1% 12/20/2030	JPY	83,550,000	486,803
Japan Government 0.1% 12/20/2031	JPY	453,900,000	2,585,170
Japan Government 0.1% 3/20/2027	JPY	4,100,000	25,586
Japan Government 0.1% 3/20/2028	JPY	53,650,000	329,844
Japan Government 0.1% 3/20/2029	JPY	299,800,000	1,812,674
Japan Government 0.1% 3/20/2030	JPY	15,400,000	91,217
Japan Government 0.1% 3/20/2031	JPY	407,600,000	2,362,248
Japan Government 0.1% 6/20/2028	JPY	780,800,000	4,781,607
Japan Government 0.1% 6/20/2028	JPY	302,750,000	1,853,968
Japan Government 0.1% 6/20/2030	JPY	393,950,000	2,320,563
Japan Government 0.1% 9/20/2027	JPY	510,700,000	3,164,983
Japan Government 0.1% 9/20/2027	JPY	177,000,000	1,096,957
Japan Government 0.1% 9/20/2028	JPY	1,221,050,000	7,447,453
Japan Government 0.1% 9/20/2030	JPY	362,600,000	2,124,111
Japan Government 0.2% 12/20/2027	JPY	169,000,000	1,044,931
Japan Government 0.2% 12/20/2028	JPY	46,550,000	283,491
Japan Government 0.2% 3/20/2032	JPY	68,000,000	387,292
Japan Government 0.2% 6/20/2032	JPY	227,950,000	1,290,492
Japan Government 0.2% 9/20/2032	JPY	1,110,350,000	6,250,069
Japan Government 0.3% 12/20/2039	JPY	900,000	4,065
Japan Government 0.3% 6/20/2039	JPY	144,250,000	663,584
Japan Government 0.3% 6/20/2046	JPY	17,900,000	63,286
Japan Government 0.3% 9/20/2039	JPY	56,150,000	255,927
Japan Government 0.4% 3/20/2029	JPY	182,000,000	1,110,302
Japan Government 0.4% 3/20/2036	JPY	192,500,000	1,003,134
Japan Government 0.4% 3/20/2040	JPY	51,800,000	235,581
Japan Government 0.4% 3/20/2050	JPY	17,400,000	54,743
Japan Government 0.4% 3/20/2056	JPY	333,750,000	873,993
Japan Government 0.4% 6/20/2040	JPY	10,450,000	47,121
Japan Government 0.4% 9/20/2040	JPY	73,150,000	327,021
Japan Government 0.4% 9/20/2049	JPY	5,450,000	17,483
Japan Government 0.5% 12/20/2038	JPY	15,550,000	74,920
Japan Government 0.5% 3/20/2033	JPY	52,850,000	300,372
Japan Government 0.5% 3/20/2049	JPY	10,450,000	35,217
Japan Government 0.5% 9/20/2036	JPY	93,750,000	486,162
Japan Government 0.6% 12/20/2033	JPY	301,400,000	1,696,230
Japan Government 0.6% 12/20/2037	JPY	6,700,000	33,787
Japan Government 0.6% 6/20/2037	JPY	136,750,000	700,494
Japan Government 0.6% 6/20/2050	JPY	27,350,000	90,736
Japan Government 0.7% 12/20/2048	JPY	10,800,000	38,846
Japan Government 0.7% 2/1/2027	JPY	276,600,000	1,737,542
Japan Government 0.7% 3/20/2037	JPY	22,050,000	115,178
Japan Government 0.7% 6/20/2048	JPY	13,100,000	47,874
Japan Government 0.7% 9/20/2038	JPY	863,100,000	4,306,877
Japan Government 0.8% 3/20/2034	JPY	190,550,000	1,083,565
Japan Government 0.8% 3/20/2042	JPY	149,000,000	678,663
Japan Government 0.8% 9/20/2033	JPY	83,150,000	478,001
Japan Government 0.8% 9/20/2047	JPY	10,200,000	39,189
Japan Government 0.9% 3/20/2057	JPY	146,150,000	455,473
Japan Government 0.9% 6/20/2042	JPY	345,000,000	1,586,922
Japan Government 0.9% 9/20/2034	JPY	598,400,000	3,396,177
Japan Government 0.9% 9/20/2048	JPY	249,150,000	951,595
Japan Government 1% 10/1/2027	JPY	172,950,000	1,085,609
Japan Government 1% 12/20/2035	JPY	647,550,000	3,611,344
Japan Government 1% 3/20/2052	JPY	170,000,000	601,513
Japan Government 1.1% 3/20/2043	JPY	45,600,000	212,644
Japan Government 1.1% 6/20/2030	JPY	725,150,000	4,456,656
Japan Government 1.1% 6/20/2034	JPY	27,100,000	157,143
Japan Government 1.1% 6/20/2043	JPY	110,150,000	509,955
Japan Government 1.1% 9/20/2042	JPY	219,650,000	1,036,688
Japan Government 1.2% 12/20/2034	JPY	163,750,000	948,628
Japan Government 1.2% 3/20/2035	JPY	19,650,000	113,295
Japan Government 1.2% 6/20/2053	JPY	19,800,000	72,614
Japan Government 1.3% 12/20/2043	JPY	398,750,000	1,890,166
Japan Government 1.3% 3/20/2063	JPY	47,600,000	156,300
Japan Government 1.3% 6/20/2052	JPY	232,000,000	890,194
Japan Government 1.3% 9/20/2030	JPY	220,300,000	1,361,672
Japan Government 1.4% 12/20/2042	JPY	193,650,000	956,128
Japan Government 1.4% 12/20/2045	JPY	232,050,000	1,070,434
Japan Government 1.4% 3/20/2035	JPY	138,300,000	811,307
Japan Government 1.4% 3/20/2053	JPY	110,700,000	431,768
Japan Government 1.4% 3/20/2055	JPY	5,500,000	20,940
Japan Government 1.4% 9/20/2052	JPY	52,050,000	204,505
Japan Government 1.5% 6/20/2035	JPY	1,986,450,000	11,713,990
Japan Government 1.5% 9/20/2043	JPY	51,950,000	256,804
Japan Government 1.6% 12/20/2030	JPY	184,800,000	1,155,175
Japan Government 1.6% 12/20/2052	JPY	170,150,000	702,617
Japan Government 1.6% 12/20/2053	JPY	171,100,000	697,801
Japan Government 1.6% 3/20/2033	JPY	4,300,000	26,377
Japan Government 1.6% 3/20/2044	JPY	163,650,000	813,320
Japan Government 1.6% 6/20/2030	JPY	4,600,000	28,856
Japan Government 1.7% 9/20/2035	JPY	786,650,000	4,703,387
Japan Government 1.8% 9/20/2044	JPY	438,650,000	2,234,661
Japan Government 1.8% 9/20/2053	JPY	32,000,000	137,786
Japan Government 1.9% 3/20/2053	JPY	42,450,000	188,383
Japan Government 1.9% 6/20/2044	JPY	66,600,000	346,440
Japan Government 2% 12/20/2044	JPY	184,950,000	970,506
Japan Government 2% 3/20/2042	JPY	110,000,000	606,007
Japan Government 2.1% 12/20/2035	JPY	862,000,000	5,321,830
Japan Government 2.1% 9/20/2054	JPY	106,900,000	489,239
Japan Government 2.2% 3/20/2064	JPY	454,450,000	1,978,021
Japan Government 2.2% 6/20/2054	JPY	19,550,000	92,110
Japan Government 2.3% 12/20/2054	JPY	64,800,000	311,182
Japan Government 2.3% 5/20/2032	JPY	1,000,000	6,435
Japan Government 2.4% 3/20/2045	JPY	107,500,000	599,884
Japan Government 2.4% 3/20/2055	JPY	62,950,000	309,030
Japan Government 2.5% 6/20/2045	JPY	1,681,250,000	9,503,317
Japan Government 2.7% 9/20/2045	JPY	627,050,000	3,648,154
Japan Government 3.1% 3/20/2065	JPY	1,341,550,000	7,357,201
Japan Government 3.2% 12/20/2045	JPY	386,350,000	2,417,024
Japan Government 3.2% 9/20/2055	JPY	24,000,000	139,577
Japan Government 3.4% 12/20/2055	JPY	182,000,000	1,101,442
TOTAL JAPAN			147,802,252
LATVIA - 0.1%
Latvia Government International Bond 1.125% 5/30/2028 (b)	EUR	330,000	365,468
Latvia Government International Bond 1.375% 5/16/2036 (b)	EUR	470,000	432,049
TOTAL LATVIA			797,517
LITHUANIA - 0.1%
Lithuania Government 0.5% 6/19/2029 (b)	EUR	982,000	1,045,592
Lithuania Government 2.1% 5/26/2047 (b)	EUR	230,000	179,462
Lithuania Government 2.125% 10/22/2035 (b)	EUR	57,000	57,059
Lithuania Government 2.875% 1/28/2030 (b)	EUR	130,000	148,618
Lithuania Government 3.875% 6/14/2033 (b)	EUR	90,000	105,653
TOTAL LITHUANIA			1,536,384
LUXEMBOURG - 0.1%
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (b)	EUR	230,000	230,491
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	210,000	200,837
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (b)	EUR	1,040,000	1,149,471
TOTAL LUXEMBOURG			1,580,799
MEXICO - 0.0%
United Mexican States 1.125% 1/17/2030	EUR	100,000	103,482
United Mexican States 2.125% 10/25/2051	EUR	100,000	59,757
United Mexican States 2.25% 8/12/2036	EUR	130,000	116,677
United Mexican States 2.875% 4/8/2039	EUR	185,000	165,039
TOTAL MEXICO			444,955
MULTI-NATIONAL - 2.6%
European Financial Stability Facility 0% 10/13/2027 (b)	EUR	85,000	94,282
European Financial Stability Facility 0.05% 1/18/2052 (b)	EUR	225,000	103,791
European Financial Stability Facility 0.05% 10/17/2029 (b)	EUR	23,000	24,116
European Financial Stability Facility 0.7% 1/20/2050 (b)	EUR	176,000	107,287
European Financial Stability Facility 0.75% 5/3/2027 (b)	EUR	43,000	48,715
European Financial Stability Facility 0.875% 4/10/2035 (b)	EUR	610,000	573,050
European Financial Stability Facility 1.25% 5/24/2033 (b)	EUR	1,849,000	1,883,796
European Financial Stability Facility 1.45% 9/5/2040 (b)	EUR	1,125,000	989,321
European Financial Stability Facility 2.875% 2/13/2034 (b)	EUR	1,400,000	1,584,281
European Financial Stability Facility 3.375% 8/30/2038 (b)	EUR	50,000	57,398
European Stability Mechanism 0.01% 3/4/2030 (b)	EUR	35,000	36,323
European Stability Mechanism 0.5% 3/5/2029 (b)	EUR	2,229,000	2,418,187
European Stability Mechanism 0.75% 3/15/2027 (b)	EUR	184,000	209,123
European Stability Mechanism 0.75% 9/5/2028 (b)	EUR	48,000	52,921
European Stability Mechanism 0.875% 7/18/2042 (b)	EUR	266,000	207,823
European Stability Mechanism 1.125% 5/3/2032 (b)	EUR	47,000	49,033
European Stability Mechanism 1.2% 5/23/2033 (b)	EUR	37,000	37,898
European Stability Mechanism 1.625% 11/17/2036 (b)	EUR	218,000	213,970
European Stability Mechanism 1.85% 12/1/2055 (b)	EUR	186,000	146,842
European Stability Mechanism 2.125% 11/17/2028 (b)	EUR	2,440,000	2,776,727
European Union 0% 10/4/2030 (b)	EUR	2,889,000	2,940,558
European Union 0% 7/4/2035 (b)	EUR	3,297,000	2,823,135
European Union 0.1% 10/4/2040 (b)	EUR	946,000	668,516
European Union 0.25% 4/22/2036 (b)	EUR	380,000	324,484
European Union 0.3% 11/4/2050 (b)	EUR	982,000	509,694
European Union 0.45% 5/2/2046 (b)	EUR	170,000	105,303
European Union 0.45% 7/4/2041 (b)	EUR	162,000	115,828
European Union 0.7% 7/6/2051 (b)	EUR	1,070,000	600,466
European Union 0.875% 3/11/2037 (b)	EUR	100,000	88,177
European Union 1.125% 4/4/2036 (b)	EUR	94,000	88,402
European Union 1.25% 2/4/2043 (b)	EUR	172,000	135,307
European Union 1.25% 4/4/2033 (b)	EUR	1,418,000	1,445,237
European Union 1.875% 5/25/2037 (b)	EUR	5,000,000	4,909,205
European Union 2% 10/4/2027 (b)	EUR	860,000	984,049
European Union 2.5% 10/4/2052 (b)	EUR	380,000	330,351
European Union 3% 3/4/2053 (b)	EUR	1,120,000	1,075,650
European Union 3.375% 10/5/2054 (b)	EUR	660,000	674,770
European Union 3.75% 10/12/2045 (b)	EUR	550,000	619,778
European Union 4% 10/12/2055 (b)	EUR	1,870,000	2,128,415
TOTAL MULTI-NATIONAL			32,182,209
NETHERLANDS - 1.6%
Dutch Government 0% 1/15/2052 (b)(e)	EUR	185,000	89,602
Dutch Government 0% 7/15/2030 (b)(e)	EUR	3,028,000	3,124,068
Dutch Government 0.25% 7/15/2029 (b)(e)	EUR	1,336,000	1,427,453
Dutch Government 0.5% 1/15/2040 (b)(e)	EUR	1,722,000	1,376,419
Dutch Government 0.5% 7/15/2032 (b)(e)	EUR	501,000	501,867
Dutch Government 0.75% 7/15/2027 (b)(e)	EUR	1,666,000	1,881,912
Dutch Government 0.75% 7/15/2028 (b)(e)	EUR	2,860,000	3,171,272
Dutch Government 2% 1/15/2054 (b)(e)	EUR	580,000	497,183
Dutch Government 2.5% 1/15/2033 (b)(e)	EUR	80,000	90,384
Dutch Government 2.5% 7/15/2033 (b)(e)	EUR	740,000	832,542
Dutch Government 2.5% 7/15/2034 (b)(e)	EUR	190,000	212,054
Dutch Government 2.5% 7/15/2035 (b)(e)	EUR	1,720,000	1,903,158
Dutch Government 2.75% 1/15/2047 (b)(e)	EUR	1,390,000	1,443,284
Dutch Government 2.75% 7/15/2036 (b)(e)	EUR	440,000	490,301
Dutch Government 3.25% 1/15/2044 (b)(e)	EUR	710,000	803,978
Dutch Government 3.5% 1/15/2056 (b)(e)	EUR	610,000	709,046
Dutch Government 3.75% 1/15/2042 (b)(e)	EUR	530,000	641,458
Dutch Government 4% 1/15/2037 (b)(e)	EUR	30,000	37,358
TOTAL NETHERLANDS			19,233,339
NEW ZEALAND - 0.5%
New Zealand Government 0.25% 5/15/2028	NZD	5,230,000	2,805,063
New Zealand Government 1.5% 5/15/2031	NZD	2,032,000	1,021,886
New Zealand Government 1.75% 5/15/2041	NZD	1,452,000	542,615
New Zealand Government 2% 5/15/2032	NZD	380,000	190,827
New Zealand Government 2.75% 4/15/2037 (b)	NZD	410,000	194,175
New Zealand Government 4.5% 5/15/2030	NZD	390,000	228,044
New Zealand Government 4.5% 5/15/2035	NZD	1,870,000	1,064,095
New Zealand Government 5% 5/15/2054	NZD	290,000	158,792
New Zealand Local Government Funding Agency Bond 5.1% 11/28/2030	AUD	50,000	34,243
TOTAL NEW ZEALAND			6,239,740
NORWAY - 0.2%
Kingdom of Norway 1.375% 8/19/2030 (b)(e)	NOK	5,110,000	465,733
Kingdom of Norway 2.125% 5/18/2032 (b)(e)	NOK	6,630,000	604,981
Kingdom of Norway 3% 8/15/2033 (b)(e)	NOK	6,860,000	650,598
Kingdom of Norway 3.5% 10/6/2042 (b)(e)	NOK	2,430,000	226,472
Kingdom of Norway 3.75% 6/12/2035 (b)(e)	NOK	5,300,000	523,924
TOTAL NORWAY			2,471,708
POLAND - 0.1%
Bank Gospodarstwa Krajowego 4% 3/13/2032 (b)	EUR	330,000	389,341
Republic of Poland 1% 3/7/2029 (b)	EUR	309,000	337,871
Republic of Poland 2% 3/8/2049 (b)	EUR	17,000	12,902
Republic of Poland 3.875% 2/14/2033 (b)	EUR	220,000	258,928
Republic of Poland 4.125% 1/11/2044 (b)	EUR	100,000	111,282
TOTAL POLAND			1,110,324
PORTUGAL - 0.6%
Portugal Obrigacoes do Tesouro 0.475% 10/18/2030 (b)(e)	EUR	1,028,000	1,072,114
Portugal Obrigacoes do Tesouro 0.7% 10/15/2027 (b)(e)	EUR	350,000	392,864
Portugal Obrigacoes do Tesouro 0.9% 10/12/2035 (b)(e)	EUR	734,000	680,941
Portugal Obrigacoes do Tesouro 1% 4/12/2052 (b)(e)	EUR	220,000	133,526
Portugal Obrigacoes do Tesouro 1.65% 7/16/2032 (b)(e)	EUR	253,000	270,359
Portugal Obrigacoes do Tesouro 1.95% 6/15/2029 (b)(e)	EUR	458,000	518,042
Portugal Obrigacoes do Tesouro 2.25% 4/18/2034 (b)(e)	EUR	260,000	280,105
Portugal Obrigacoes do Tesouro 2.875% 10/20/2034 (b)(e)	EUR	390,000	437,326
Portugal Obrigacoes do Tesouro 3% 6/15/2035 (b)(e)	EUR	890,000	1,000,473
Portugal Obrigacoes do Tesouro 3.25% 6/13/2036 (b)(e)	EUR	610,000	696,677
Portugal Obrigacoes do Tesouro 3.625% 6/12/2054 (b)(e)	EUR	270,000	291,476
Portugal Obrigacoes do Tesouro 3.875% 2/15/2030 (b)(e)	EUR	760,000	915,039
Portugal Obrigacoes do Tesouro 4.1% 2/15/2045 (b)(e)	EUR	730,000	871,317
Republic of Portugal 2.125% 10/17/2028 (b)(e)	EUR	250,000	285,344
TOTAL PORTUGAL			7,845,603
ROMANIA - 0.1%
Romanian Republic 1.375% 12/2/2029 (b)	EUR	567,000	584,666
Romanian Republic 2.125% 3/7/2028 (b)	EUR	470,000	525,866
Romanian Republic 2.875% 4/13/2042 (b)	EUR	60,000	43,310
Romanian Republic 2.875% 5/26/2028 (b)	EUR	32,000	36,141
Romanian Republic 3.375% 1/28/2050 (b)	EUR	54,000	37,886
TOTAL ROMANIA			1,227,869
RUSSIA - 0.0%
Ministry of Finance of the Russian Federation 7.6% (g)(h)	RUB	4,237,000	0
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2% 7/9/2039 (b)	EUR	163,000	141,436
SINGAPORE - 0.5%
Republic of Singapore 1.625% 7/1/2031	SGD	520,000	396,374
Republic of Singapore 1.875% 10/1/2051	SGD	330,000	232,519
Republic of Singapore 2.25% 8/1/2036	SGD	768,000	594,816
Republic of Singapore 2.375% 7/1/2039	SGD	325,000	253,350
Republic of Singapore 2.625% 5/1/2028	SGD	1,016,000	806,767
Republic of Singapore 2.625% 8/1/2032	SGD	1,740,000	1,394,763
Republic of Singapore 2.75% 3/1/2035	SGD	140,000	113,224
Republic of Singapore 2.75% 3/1/2046	SGD	470,000	387,070
Republic of Singapore 2.75% 4/1/2042	SGD	260,000	212,913
Republic of Singapore 2.875% 9/1/2027	SGD	690,000	546,471
Republic of Singapore 2.875% 9/1/2030	SGD	650,000	526,016
Republic of Singapore 3% 8/1/2072 (b)	SGD	770,000	676,755
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	700,000	563,618
TOTAL SINGAPORE			6,704,656
SLOVAKIA - 0.3%
Slovak Republic 0.125% 6/17/2027 (b)	EUR	288,000	322,529
Slovak Republic 0.375% 4/21/2036 (b)	EUR	400,000	332,025
Slovak Republic 0.75% 4/9/2030 (b)	EUR	600,000	634,756
Slovak Republic 1% 10/13/2051 (b)	EUR	160,000	90,844
Slovak Republic 1% 10/9/2030 (b)	EUR	110,000	115,861
Slovak Republic 1% 5/14/2032 (b)	EUR	120,000	121,866
Slovak Republic 1.625% 1/21/2031 (b)	EUR	348,000	376,525
Slovak Republic 1.875% 3/9/2037 (b)	EUR	515,000	489,916
Slovak Republic 2.25% 6/12/2068 (b)	EUR	240,000	168,448
Slovak Republic 3.75% 3/6/2034 (b)	EUR	180,000	210,818
Slovak Republic 4% 2/23/2043 (b)	EUR	240,000	268,949
TOTAL SLOVAKIA			3,132,537
SLOVENIA - 0.1%
Republic of Slovenia 0.125% 7/1/2031 (b)	EUR	288,000	288,162
Republic of Slovenia 0.6875% 3/3/2081 (b)	EUR	550,000	174,803
Republic of Slovenia 1.1875% 3/14/2029 (b)	EUR	560,000	618,673
Republic of Slovenia 1.75% 11/3/2040 (b)	EUR	89,000	78,856
Republic of Slovenia 2.25% 3/3/2032 (b)	EUR	230,000	254,236
Republic of Slovenia 3.625% 3/11/2033 (b)	EUR	110,000	130,468
TOTAL SLOVENIA			1,545,198
SPAIN - 5.1%
Autonomous Community of Madrid Spain 0.827% 7/30/2027 (b)	EUR	50,000	56,392
Autonomous Community of Madrid Spain 1.571% 4/30/2029 (b)	EUR	606,000	673,696
Basque Government 1.45% 4/30/2028 (b)	EUR	370,000	416,219
Junta de Andalucia 0.5% 4/30/2031 (b)	EUR	180,000	182,866
Junta de Andalucia 3.25% 10/31/2033 (b)	EUR	160,000	183,200
Spanish Kingdom 0% 1/31/2028	EUR	1,320,000	1,454,946
Spanish Kingdom 0.1% 4/30/2031 (b)(e)	EUR	1,410,000	1,416,183
Spanish Kingdom 0.5% 10/31/2031 (b)(e)	EUR	976,000	988,537
Spanish Kingdom 0.5% 4/30/2030 (b)(e)	EUR	143,000	150,487
Spanish Kingdom 0.6% 10/31/2029 (b)(e)	EUR	574,000	615,515
Spanish Kingdom 0.7% 4/30/2032 (b)(e)	EUR	140,000	141,431
Spanish Kingdom 0.8% 7/30/2027 (b)(e)	EUR	1,203,000	1,357,542
Spanish Kingdom 0.85% 7/30/2037 (b)(e)	EUR	1,098,000	948,635
Spanish Kingdom 1% 10/31/2050 (b)(e)	EUR	1,856,000	1,140,661
Spanish Kingdom 1% 7/30/2042 (b)(e)	EUR	111,000	84,220
Spanish Kingdom 1.2% 10/31/2040 (b)(e)	EUR	2,179,000	1,790,948
Spanish Kingdom 1.25% 10/31/2030 (b)(e)	EUR	3,826,000	4,124,505
Spanish Kingdom 1.4% 4/30/2028 (b)(e)	EUR	100,000	112,674
Spanish Kingdom 1.45% 10/31/2027 (b)(e)	EUR	100,000	113,454
Spanish Kingdom 1.45% 10/31/2071 (b)(e)	EUR	2,110,000	1,135,897
Spanish Kingdom 1.45% 4/30/2029 (b)(e)	EUR	2,176,000	2,421,778
Spanish Kingdom 1.85% 7/30/2035 (b)(e)	EUR	480,000	487,632
Spanish Kingdom 1.9% 10/31/2052 (b)(e)	EUR	960,000	721,780
Spanish Kingdom 1.95% 7/30/2030 (b)(e)	EUR	26,000	28,959
Spanish Kingdom 2.35% 7/30/2033 (b)(e)	EUR	292,000	319,310
Spanish Kingdom 2.4% 5/31/2028	EUR	50,000	57,443
Spanish Kingdom 2.5% 5/31/2027	EUR	4,980,000	5,745,835
Spanish Kingdom 2.55% 10/31/2032 (b)(e)	EUR	2,490,000	2,783,981
Spanish Kingdom 2.7% 1/31/2030	EUR	5,210,000	5,994,421
Spanish Kingdom 2.7% 10/31/2048 (b)(e)	EUR	189,000	176,464
Spanish Kingdom 3% 1/31/2033	EUR	1,530,000	1,748,803
Spanish Kingdom 3.1% 7/30/2031	EUR	1,100,000	1,277,080
Spanish Kingdom 3.15% 4/30/2033 (b)(e)	EUR	510,000	589,639
Spanish Kingdom 3.15% 4/30/2035 (b)(e)	EUR	530,000	602,554
Spanish Kingdom 3.2% 10/31/2035 (b)(e)	EUR	4,240,000	4,806,386
Spanish Kingdom 3.25% 4/30/2034 (b)(e)	EUR	1,110,000	1,278,212
Spanish Kingdom 3.3% 4/30/2036 (b)(e)	EUR	1,000,000	1,135,673
Spanish Kingdom 3.45% 10/31/2034 (b)(e)	EUR	1,460,000	1,707,307
Spanish Kingdom 3.45% 7/30/2043 (b)(e)	EUR	6,000,000	6,556,258
Spanish Kingdom 3.5% 1/31/2041 (b)(e)	EUR	210,000	234,233
Spanish Kingdom 3.5% 5/31/2029	EUR	2,220,000	2,623,201
Spanish Kingdom 3.55% 10/31/2033 (b)(e)	EUR	1,630,000	1,921,351
Spanish Kingdom 4% 10/31/2054 (b)(e)	EUR	230,000	261,491
Spanish Kingdom 5.15% 10/31/2028 (b)(e)	EUR	1,660,000	2,033,596
TOTAL SPAIN			62,601,395
SWEDEN - 0.6%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	18,230,000	1,703,518
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	1,040,000	68,815
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	26,050,000	2,589,666
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	16,670,000	1,701,827
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	580,000	34,500
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	2,500,000	247,019
Sweden Kingdom 2.25% 6/1/2032 (b)	SEK	5,270,000	545,156
Sweden Kingdom 2.5% 10/15/2036 (b)	SEK	6,850,000	700,478
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	760,000	84,939
TOTAL SWEDEN			7,675,918
SWITZERLAND - 0.9%
Swiss Confederation 0% 6/22/2029 (b)	CHF	1,602,000	1,998,549
Swiss Confederation 0% 6/26/2034 (b)	CHF	974,000	1,188,659
Swiss Confederation 0% 7/24/2039 (b)	CHF	273,000	321,489
Swiss Confederation 0.25% 6/23/2035 (b)	CHF	2,660,000	3,305,779
Swiss Confederation 0.5% 5/24/2055 (b)	CHF	400,000	495,240
Swiss Confederation 0.5% 6/28/2045 (b)	CHF	710,000	878,717
Swiss Confederation 1.25% 6/28/2043 (b)	CHF	260,000	363,651
Swiss Confederation 1.5% 4/30/2042 (b)	CHF	200,000	287,778
Swiss Confederation 2% 6/25/2064 (b)	CHF	240,000	460,265
Swiss Confederation 2.5% 3/8/2036 (b)	CHF	280,000	424,044
Swiss Confederation 3.25% 6/27/2027 (b)	CHF	590,000	767,249
Swiss Confederation 3.5% 4/8/2033 (b)	CHF	365,000	559,821
TOTAL SWITZERLAND			11,051,241
UNITED KINGDOM - 6.1%
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	447,000	496,124
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (b)	GBP	85,000	39,563
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	1,562,000	1,419,511
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	505,000	299,965
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	14,280,000	5,571,152
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	4,399,076	3,362,300
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	42,000	53,417
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	1,370,000	766,959
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2047 (b)	GBP	195,000	129,619
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (b)	GBP	359,000	211,334
United Kingdom of Great Britain and Northern Ireland 1.75% 1/22/2049 (b)	GBP	742,000	507,510
United Kingdom of Great Britain and Northern Ireland 1.75% 7/22/2057 (b)	GBP	1,184,000	696,524
United Kingdom of Great Britain and Northern Ireland 1.75% 9/7/2037 (b)	GBP	7,000	6,655
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	400,000	398,754
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	1,480,000	1,800,755
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	8,850,000	9,076,189
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	1,670,000	1,655,398
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	430,000	433,697
United Kingdom of Great Britain and Northern Ireland 4.125% 3/7/2031 (b)	GBP	2,720,000	3,545,607
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (b)	GBP	2,100,000	2,757,777
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2040 (b)	GBP	19,000	22,606
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2046 (b)	GBP	170,000	190,838
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2055 (b)	GBP	30,000	32,435
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (b)	GBP	160,000	208,734
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	3,250,000	4,139,440
United Kingdom of Great Britain and Northern Ireland 4.25% 9/7/2039 (b)	GBP	13,000	15,687
United Kingdom of Great Britain and Northern Ireland 4.375% 1/31/2040 (b)	GBP	190,000	230,718
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (b)	GBP	8,390,000	11,088,624
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (b)	GBP	390,000	429,614
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	550,000	660,222
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (b)	GBP	13,690,000	17,649,393
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	3,180,000	4,219,422
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	560,000	735,604
United Kingdom of Great Britain and Northern Ireland 4.75% 10/22/2035 (b)	GBP	1,220,000	1,594,072
United Kingdom of Great Britain and Northern Ireland 5.375% 1/31/2056 (b)	GBP	240,000	310,912
TOTAL UNITED KINGDOM			74,757,131
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $946,115,211)			876,461,493

Non-Convertible Corporate Bonds - 28.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NBN Co Ltd 4.125% 3/15/2029 (b)	EUR	530,000	628,251
Telstra Group Ltd 1.375% 3/26/2029 (b)	EUR	370,000	405,912
Telstra Group Ltd 4.9% 3/8/2028	AUD	220,000	151,025
TOTAL COMMUNICATION SERVICES			1,185,188
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Woolworths Group Ltd 5.91% 11/29/2034 (b)	AUD	150,000	101,869
Financials - 0.4%
Banks - 0.4%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(c)	GBP	140,000	180,468
Australia & New Zealand Banking Group Ltd 5.35% 11/4/2027	AUD	300,000	207,538
Australia & New Zealand Banking Group Ltd 5.906% 8/12/2032 (c)	AUD	620,000	428,988
Australia & New Zealand Banking Group Ltd 6.124% 7/25/2039 (c)	AUD	160,000	108,682
Commonwealth Bank of Australia 0.125% 10/15/2029 (b)	EUR	120,000	125,624
Commonwealth Bank of Australia 2.907% 11/11/2030 (b)	EUR	290,000	332,854
Commonwealth Bank of Australia 4.266% 6/4/2034 (c)	EUR	180,000	209,953
Commonwealth Bank of Australia 4.4% 8/18/2027	AUD	260,000	177,665
Commonwealth Bank of Australia 5.252% 9/12/2035 (b)(c)	AUD	180,000	120,305
Commonwealth Bank of Australia 6.86% 11/9/2032 (b)(c)	AUD	540,000	379,141
National Australia Bank Ltd 1.375% 8/30/2028 (b)	EUR	520,000	576,094
National Australia Bank Ltd 2.125% 5/24/2028 (b)	EUR	160,000	181,013
National Australia Bank Ltd 2.347% 8/30/2029 (b)	EUR	130,000	147,245
National Australia Bank Ltd 4.95% 5/10/2027	AUD	530,000	365,107
National Australia Bank Ltd 5.774% 7/30/2040 (b)(c)	AUD	100,000	65,919
National Australia Bank Ltd 6.163% 3/9/2033 (b)(c)	AUD	420,000	291,964
Westpac Banking Corp 5.754% 4/3/2034 (b)(c)	AUD	400,000	275,036
Westpac Banking Corp 5.815% 6/4/2040 (b)(c)	AUD	90,000	59,619
Westpac Banking Corp 7.199% 11/15/2038 (c)	AUD	100,000	72,867
			4,306,082
Capital Markets - 0.0%
Macquarie Group Ltd 0.943% 1/19/2029 (b)	EUR	410,000	443,142
Financial Services - 0.0%
Australian Capital Territory 2.5% 10/22/2032 (b)	AUD	440,000	257,055
Australian Capital Territory 5.25% 10/23/2036 (b)	AUD	110,000	72,572
			329,627
TOTAL FINANCIALS			5,078,851
Industrials - 0.1%
Passenger Airlines - 0.0%
Australia Pacific Airports Melbourne Pty Ltd 3.763% 11/25/2031	AUD	220,000	136,095
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (b)	EUR	310,000	346,989
Sydney Airport Finance Co Pty Ltd 5.9% 4/19/2034 (b)	AUD	160,000	108,649
Transurban Finance Co Pty Ltd 3% 4/8/2030 (b)	EUR	190,000	215,245
Transurban Finance Co Pty Ltd 3.713% 3/12/2032 (b)	EUR	100,000	115,562
Transurban Finance Co Pty Ltd 4.225% 4/26/2033 (b)	EUR	100,000	118,040
			904,485
TOTAL INDUSTRIALS			1,040,580
Materials - 0.2%
Containers & Packaging - 0.2%
Amcor UK Finance PLC 1.125% 6/23/2027	EUR	1,384,000	1,560,304
Metals & Mining - 0.0%
BHP Billiton Finance Ltd 3.18% 9/4/2031 (b)	EUR	200,000	226,376
Glencore Capital Finance DAC 0.75% 3/1/2029 (b)	EUR	240,000	257,093
Glencore Finance Canada Ltd 4.045% 10/10/2032	CAD	150,000	106,196
			589,665
TOTAL MATERIALS			2,149,969
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 1.625% 3/11/2081 (b)(c)	EUR	100,000	114,305
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	190,000	132,237
			246,542
Gas Utilities - 0.0%
APA Infrastructure Ltd 2% 7/15/2030 (b)	EUR	110,000	118,890
TOTAL UTILITIES			365,432
TOTAL AUSTRALIA			9,921,889
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG 2.375% 4/9/2032 (b)	EUR	76,000	83,554
Financials - 0.2%
Banks - 0.2%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.01% 11/19/2035 (b)	EUR	100,000	83,274
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/2031 (b)	EUR	300,000	298,054
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 3% 5/17/2027 (b)	EUR	100,000	115,844
Erste Group Bank AG 0.01% 9/11/2029 (b)	EUR	400,000	418,417
Erste Group Bank AG 0.25% 9/14/2029 (b)	EUR	400,000	415,322
Erste Group Bank AG 3% 4/20/2032 (b)	EUR	300,000	344,310
Erste Group Bank AG 4% 1/15/2035 (b)(c)	EUR	100,000	114,598
Raiffeisen Bank International AG 6% 9/15/2028 (b)(c)	EUR	300,000	358,751
Raiffeisenlandesbank Niederoesterreich-Wien AG 2.375% 8/31/2032 (b)	EUR	100,000	109,730
TOTAL FINANCIALS			2,258,300
Industrials - 0.0%
Construction & Engineering - 0.0%
Autobahnen- und Schnell- strassen-Finanzierungs AG 0.1% 7/16/2035 (b)	EUR	710,000	612,117
TOTAL AUSTRIA			2,953,971
BELGIUM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Communaute Francaise de Belgique 0.25% 1/23/2030	EUR	300,000	310,360
Communaute Francaise de Belgique 1.625% 5/3/2032 (b)	EUR	100,000	104,242
TOTAL CONSUMER DISCRETIONARY			414,602
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Finance Inc 4.32% 5/15/2047	CAD	110,000	69,972
Anheuser-Busch InBev SA/NV 1.5% 4/18/2030 (b)	EUR	49,000	52,829
Anheuser-Busch InBev SA/NV 2% 3/17/2028 (b)	EUR	23,000	26,065
Anheuser-Busch InBev SA/NV 2.85% 5/25/2037 (b)	GBP	200,000	205,468
Anheuser-Busch InBev SA/NV 3.7% 4/2/2040 (b)	EUR	331,000	360,601
Anheuser-Busch InBev SA/NV 3.95% 3/22/2044 (b)	EUR	130,000	140,117
			855,052
Food Products - 0.0%
Barry Callebaut Services NV 4% 6/14/2029 (b)	EUR	100,000	116,334
TOTAL CONSUMER STAPLES			971,386
Financials - 0.1%
Banks - 0.1%
Belfius Bank SA 5.25% 4/19/2033 (b)(c)	EUR	200,000	236,080
Dexia SA 1% 10/18/2027 (b)	EUR	100,000	112,367
KBC Group NV 0.125% 1/14/2029 (b)(c)	EUR	200,000	218,609
KBC Group NV 0.625% 12/7/2031 (b)(c)	EUR	300,000	342,185
KBC Group NV 3.375% 11/24/2033 (b)(c)	EUR	100,000	112,150
KBC Group NV 4.375% 4/19/2030 (b)(c)	EUR	200,000	237,105
KBC Group NV 4.75% 4/17/2035 (b)(c)	EUR	100,000	118,048
TOTAL FINANCIALS			1,376,544
Utilities - 0.1%
Electric Utilities - 0.1%
Elia Transmission Belgium SA 0.875% 4/28/2030 (b)	EUR	100,000	104,397
FLUVIUS System Operator CV 0.25% 6/14/2028 (b)	EUR	500,000	542,232
FLUVIUS System Operator CV 3.875% 5/9/2033 (b)	EUR	100,000	116,021
TOTAL UTILITIES			762,650
TOTAL BELGIUM			3,525,182
CANADA - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bell Canada 4.45% 2/27/2047 (b)	CAD	29,000	18,608
Bell Canada 4.75% 9/29/2044	CAD	120,000	80,257
Bell Canada 5.15% 8/24/2034	CAD	590,000	440,289
TELUS Corp 2.05% 10/7/2030	CAD	740,000	499,605
TELUS Corp 5.95% 9/8/2053	CAD	170,000	130,238
			1,168,997
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 12/9/2030	CAD	968,000	670,057
Rogers Communications Inc 5.9% 9/21/2033	CAD	350,000	274,035
			944,092
TOTAL COMMUNICATION SERVICES			2,113,089
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 3.647% 5/12/2031 (b)	EUR	130,000	149,697
Loblaw Cos Ltd 3.564% 12/12/2029	CAD	200,000	143,067
TOTAL CONSUMER STAPLES			292,764
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Inc 5.15% 12/17/2055 (c)	CAD	570,000	404,990
Enbridge Pipelines Inc 4.13% 8/9/2046	CAD	406,000	247,088
Inter Pipeline Ltd/AB 4.232% 6/1/2027	CAD	1,253,683	907,347
Inter Pipeline Ltd/AB 4.637% 5/30/2044	CAD	50,000	32,187
Keyera Corp 3.959% 5/29/2030	CAD	761,000	548,400
North West Redwater Partnership / NWR Financing Co Ltd 4.35% 1/10/2039	CAD	591,000	408,020
Pembina Pipeline Corp 4.74% 1/21/2047	CAD	402,000	264,022
Suncor Energy Inc 3.95% 3/4/2051	CAD	50,000	29,204
Transcanada Pipelines Ltd Residual Strip 3% 9/18/2029 (b)	CAD	30,000	21,160
Transcanada Pipelines Ltd Residual Strip 4.18% 7/3/2048 (b)	CAD	33,000	20,036
Transcanada Pipelines Ltd Residual Strip 4.35% 6/6/2046	CAD	456,000	285,493
TOTAL ENERGY			3,167,947
Financials - 1.6%
Banks - 1.2%
Bank of Montreal 3.19% 3/1/2028	CAD	585,000	419,949
Bank of Montreal 3.75% 7/10/2030 (b)(c)	EUR	190,000	220,884
Bank of Montreal 5.039% 5/29/2028	CAD	320,000	237,078
Bank of Montreal 6.034% 9/7/2033 (c)	CAD	60,000	45,349
Bank of Nova Scotia/The 0.25% 11/1/2028 (b)	EUR	660,000	707,464
Bank of Nova Scotia/The 2.516% 6/18/2029 (b)	EUR	270,000	307,721
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	85,000	60,933
Bank of Nova Scotia/The 3.934% 5/3/2032 (c)	CAD	860,000	622,087
Bank of Nova Scotia/The 4.442% 11/15/2035 (c)	CAD	260,000	188,448
Bank of Nova Scotia/The 5.679% 8/2/2033 (c)	CAD	160,000	119,942
Canadian Imperial Bank of Commerce 0.01% 4/30/2029 (b)	EUR	3,019,000	3,188,067
Canadian Imperial Bank of Commerce 3.807% 7/9/2029 (b)	EUR	190,000	222,422
Canadian Imperial Bank of Commerce 4.9% 4/2/2027 (c)	CAD	840,000	603,884
Canadian Imperial Bank of Commerce 5.33% 1/20/2033 (c)	CAD	240,000	177,580
Federation des Caisses Desjardins du Quebec 4.123% 8/25/2032	CAD	190,000	136,955
Federation des Caisses Desjardins du Quebec 5.279% 5/15/2034 (c)	CAD	50,000	37,301
Federation des Caisses Desjardins du Quebec 5.467% 11/17/2028	CAD	80,000	60,155
National Bank of Canada 5.426% 8/16/2032 (c)	CAD	240,000	177,276
Royal Bank of Canada 0.01% 1/27/2031 (b)	EUR	120,000	119,227
Royal Bank of Canada 2.125% 4/26/2029 (b)	EUR	110,000	122,801
Royal Bank of Canada 2.14% 11/3/2031 (c)	CAD	2,730,000	1,951,464
Royal Bank of Canada 3.125% 9/27/2031 (b)(c)	EUR	320,000	362,682
Royal Bank of Canada 4.464% 10/17/2035 (c)	CAD	180,000	130,885
Royal Bank of Canada 4.612% 7/26/2027	CAD	530,000	387,603
Royal Bank of Canada 4.632% 5/1/2028	CAD	880,000	647,294
Royal Bank of Canada 5.01% 2/1/2033 (c)	CAD	250,000	184,186
Toronto Dominion Bank 1.952% 4/8/2030 (b)	EUR	220,000	239,419
Toronto Dominion Bank 2.776% 9/3/2027 (b)	EUR	840,000	969,493
Toronto Dominion Bank 2.973% 9/9/2032 (b)	EUR	310,000	353,317
Toronto Dominion Bank 3.06% 1/26/2032 (b)(c)	CAD	340,000	244,064
Toronto Dominion Bank 3.631% 12/13/2029 (b)	EUR	520,000	604,027
Toronto Dominion Bank 4.002% 10/31/2030 (c)	CAD	210,000	151,986
Toronto Dominion Bank 4.423% 10/31/2035 (c)	CAD	100,000	72,330
Toronto Dominion Bank 4.68% 1/8/2029	CAD	350,000	258,892
Toronto Dominion Bank 5.177% 4/9/2034 (b)(c)	CAD	270,000	200,940
			14,534,105
Capital Markets - 0.3%
Brookfield Corp 3.8% 3/16/2027	CAD	260,000	187,799
Brookfield Finance II Inc 5.399% 12/11/2055	CAD	60,000	42,897
CPPIB Capital Inc 0.25% 4/6/2027 (b)	EUR	300,000	338,576
CPPIB Capital Inc 1.25% 12/7/2027 (b)	GBP	544,000	681,551
CPPIB Capital Inc 3% 6/15/2028 (b)	CAD	1,310,000	942,003
CPPIB Capital Inc 3.25% 8/27/2035 (b)	EUR	340,000	387,654
CPPIB Capital Inc 4.2% 5/2/2028 (b)	AUD	90,000	61,324
CPPIB Capital Inc 4.4% 1/15/2029 (b)	AUD	1,010,000	686,703
IGM Financial Inc 4.206% 3/21/2050 (b)	CAD	50,000	31,213
Ontario Teachers' Finance Trust 0.95% 11/24/2051 (b)	EUR	110,000	64,993
PSP Capital Inc 1.5% 3/15/2028 (b)	CAD	340,000	237,724
Teranet Holdings LP 5.754% 12/17/2040	CAD	60,000	43,739
			3,706,176
Consumer Finance - 0.0%
Toyota Credit Canada Inc 3.65% 8/19/2030	CAD	340,000	242,576
Insurance - 0.1%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (b)	EUR	380,000	430,843
Great-West Lifeco Inc 5.998% 11/16/2039	CAD	50,000	39,659
Intact Financial Corp 4.653% 5/16/2034 (c)	CAD	260,000	191,852
Manulife Financial Corp 5.409% 3/10/2033 (c)	CAD	310,000	230,018
Sun Life Financial Inc 2.06% 10/1/2035 (c)	CAD	200,000	133,881
Sun Life Financial Inc 2.58% 5/10/2032 (b)(c)	CAD	460,000	327,940
Sun Life Financial Inc 2.8% 11/21/2033 (c)	CAD	480,000	337,030
			1,691,223
TOTAL FINANCIALS			20,174,080
Industrials - 0.1%
Construction & Engineering - 0.0%
Coastal Gaslink Pipeline LP 5.857% 3/30/2049	CAD	80,000	62,596
Electrical Equipment - 0.0%
Brookfield Renewable Partners ULC 4.29% 11/5/2049	CAD	70,000	42,695
Brookfield Renewable Partners ULC 5.84% 11/5/2036	CAD	80,000	62,273
			104,968
Ground Transportation - 0.0%
Canadian National Railway Co 3.6% 8/1/2047	CAD	229,000	135,415
Canadian Pacific Railway Co 6.45% 11/17/2039	CAD	90,000	74,179
			209,594
Transportation Infrastructure - 0.1%
407 International Inc 2.84% 3/7/2050	CAD	73,000	36,905
407 International Inc 3.65% 9/8/2044 (b)	CAD	295,000	180,450
Greater Toronto Airports Authority 2.75% 10/17/2039	CAD	516,000	300,131
			517,486
TOTAL INDUSTRIALS			894,644
Real Estate - 0.0%
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust 3.113% 4/8/2027	CAD	110,000	78,695
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust 2.848% 5/21/2027	CAD	200,000	143,201
Choice Properties Real Estate Investment Trust 4.178% 3/8/2028	CAD	128,000	92,977
Choice Properties Real Estate Investment Trust 5.03% 2/28/2031	CAD	60,000	44,853
RioCan Real Estate Investment Trust 2.361% 3/10/2027	CAD	440,000	313,740
SmartCentres Real Estate Investment Trust 2.307% 12/18/2028	CAD	100,000	69,376
			664,147
TOTAL REAL ESTATE			742,842
Utilities - 0.3%
Electric Utilities - 0.3%
AltaLink LP 3.717% 12/3/2046	CAD	338,000	205,458
Brookfield Infrastructure Finance ULC 5.98% 2/14/2033	CAD	90,000	70,580
Bruce Power LP 4.7% 12/21/2027	CAD	410,000	300,566
Bruce Power LP 4.746% 6/21/2049 (b)	CAD	70,000	46,949
FortisAlberta Inc 2.632% 6/8/2051	CAD	50,000	23,722
Hydro One Inc 1.69% 1/16/2031	CAD	417,000	278,833
Hydro One Inc 3.02% 4/5/2029	CAD	30,000	21,352
Hydro One Inc 4.46% 1/27/2053	CAD	230,000	153,011
Hydro One Inc 5% 10/19/2046	CAD	280,000	203,453
Hydro One Inc 5.36% 5/20/2036	CAD	50,000	38,734
Hydro-Quebec 2.1% 2/15/2060	CAD	70,000	27,939
Hydro-Quebec 4% 2/15/2055	CAD	220,000	138,558
Hydro-Quebec 4% 2/15/2063	CAD	1,050,000	654,336
Hydro-Quebec 5% 2/15/2050	CAD	370,000	273,650
Nova Scotia Power Inc 5.61% 6/15/2040	CAD	70,000	53,010
Nova Scotia Power Inc 5.67% 11/14/2035	CAD	90,000	69,525
Ontario Power Generation Inc 3.215% 4/8/2030	CAD	100,000	70,790
Ontario Power Generation Inc 3.838% 6/22/2048	CAD	120,000	71,536
Ontario Power Generation Inc 4.248% 1/18/2049	CAD	50,000	31,726
Toronto Hydro Corp 2.43% 12/11/2029	CAD	80,000	55,841
			2,789,569
Gas Utilities - 0.0%
Enbridge Gas Inc 3.65% 4/1/2050	CAD	290,000	168,691
FortisBC Energy Inc 2.82% 8/9/2049	CAD	70,000	35,211
			203,902
Multi-Utilities - 0.0%
CU Inc 3.548% 11/22/2047	CAD	280,000	163,686
EPCOR Utilities Inc 3.554% 11/27/2047	CAD	571,000	333,685
			497,371
TOTAL UTILITIES			3,490,842
TOTAL CANADA			30,876,208
DENMARK - 0.3%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.5% 2/28/2035 (b)	EUR	160,000	178,501
Financials - 0.3%
Banks - 0.2%
Danske Bank A/S 0.75% 6/9/2029 (b)(c)	EUR	270,000	295,159
Danske Bank A/S 3.375% 12/2/2033 (b)(c)	EUR	100,000	111,999
Danske Bank A/S 4.5% 11/9/2028 (b)(c)	EUR	110,000	129,660
Danske Bank A/S 4.625% 4/13/2027 (b)(c)	GBP	100,000	132,364
Danske Bank A/S 4.625% 5/14/2034 (b)(c)	EUR	100,000	117,936
Jyske Bank A/S 0.25% 2/17/2028 (b)(c)	EUR	100,000	112,799
Jyske Bank A/S 2.875% 5/5/2029 (b)(c)	EUR	200,000	229,492
			1,129,409
Financial Services - 0.1%
Kommunekredit 0% 11/17/2029	EUR	240,000	250,166
Kommunekredit 0% 8/27/2030 (b)	EUR	130,000	132,430
Kommunekredit 0.125% 9/26/2040 (b)	EUR	100,000	71,211
Kommunekredit 2.375% 9/15/2032 (b)	EUR	370,000	411,758
Nykredit Realkredit A/S 3.5% 1/12/2033 (b)	EUR	120,000	134,702
			1,000,267
TOTAL FINANCIALS			2,129,676
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.375% 5/21/2034 (b)	EUR	240,000	269,885
Novo Nordisk Finance Netherlands BV 4% 11/20/2045 (b)	EUR	130,000	142,145
TOTAL HEALTH CARE			412,030
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.375% 11/6/2032 (b)	EUR	200,000	226,242
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 2.125% 5/17/2027 (b)	GBP	104,000	132,863
Orsted AS 2.5% 5/16/2033 (b)	GBP	104,000	109,725
Orsted AS 5.125% 9/13/2034 (b)	GBP	290,000	355,466
TOTAL UTILITIES			598,054
TOTAL DENMARK			3,544,503
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp 0.5% 3/19/2031 (b)	EUR	120,000	119,924
Nordea Bank Abp 0.625% 8/18/2031 (b)(c)	EUR	220,000	253,261
Nordea Bank Abp 2.5% 5/23/2029 (b)	EUR	244,000	275,230
Nordea Bank Abp 2.75% 5/2/2030 (b)	EUR	260,000	294,185
Nordea Kiinnitysluottopankki Oyj 2.5% 9/14/2032 (b)	EUR	110,000	122,840
Nordea Kiinnitysluottopankki Oyj 3% 8/28/2035 (b)	EUR	900,000	1,013,165
OP Mortgage Bank 0.01% 11/19/2030 (b)	EUR	180,000	181,155
OP Mortgage Bank 0.05% 4/21/2028 (b)	EUR	550,000	600,256
OP Mortgage Bank 2.625% 7/9/2030 (b)	EUR	100,000	113,855
			2,973,871
Capital Markets - 0.0%
Finnvera Oyj 2.875% 8/30/2029 (b)	EUR	200,000	230,878
Financial Services - 0.1%
Kuntarahoitus Oyj 0.25% 2/25/2032 (b)	EUR	140,000	137,458
Kuntarahoitus Oyj 2.75% 2/2/2034 (b)	EUR	330,000	369,036
Kuntarahoitus Oyj 5.125% 7/22/2027 (b)	GBP	120,000	159,887
OP Corporate Bank plc 0.1% 11/16/2027 (b)	EUR	130,000	143,312
			809,693
TOTAL FINLAND			4,014,442
FRANCE - 5.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Ile-de-France Mobilites 0.4% 5/28/2031 (b)	EUR	300,000	299,597
Ile-de-France Mobilites 0.95% 2/16/2032 (b)	EUR	300,000	301,830
Ile-de-France Mobilites 3.7% 6/14/2038 (b)	EUR	100,000	111,093
Orange SA 0.75% 6/29/2034 (b)	EUR	600,000	544,076
Orange SA 3.25% 1/15/2032 (b)	GBP	200,000	237,118
Orange SA 3.5% 11/13/2034 (b)	EUR	100,000	111,944
Orange SA 4.125% 11/13/2045 (b)	EUR	200,000	218,691
Orange SA 8.125% 1/28/2033	EUR	70,000	102,609
			1,926,958
Media - 0.0%
Publicis Groupe SA 2.875% 6/12/2029 (b)	EUR	200,000	227,100
TOTAL COMMUNICATION SERVICES			2,154,058
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA 0.25% 11/2/2032 (b)	EUR	200,000	186,741
Automobiles - 0.0%
RCI Banque SA 4.125% 4/4/2031 (b)	EUR	110,000	128,433
RCI Banque SA 4.875% 10/2/2029 (b)	EUR	270,000	322,690
			451,123
Hotels, Restaurants & Leisure - 0.0%
Accor SA 3.875% 3/11/2031 (b)	EUR	100,000	114,433
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA 3.625% 3/11/2036 (b)	EUR	200,000	219,265
Kering SA 5% 11/23/2032 (b)	GBP	100,000	128,744
LVMH Moet Hennessy Louis Vuitton SE 0.375% 2/11/2031 (b)	EUR	500,000	501,268
			849,277
TOTAL CONSUMER DISCRETIONARY			1,601,574
Consumer Staples - 0.1%
Beverages - 0.0%
Pernod Ricard SA 3.25% 2/4/2033 (b)	EUR	100,000	110,673
Pernod Ricard SA 3.625% 5/7/2034 (b)	EUR	200,000	224,225
			334,898
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA 2.875% 12/8/2028 (b)	EUR	300,000	342,583
Carrefour SA 3.75% 10/10/2030 (b)	EUR	200,000	232,729
			575,312
Food Products - 0.0%
Danone SA 3.071% 9/7/2032 (b)	EUR	200,000	224,768
Personal Care Products - 0.0%
L'Oreal SA 3.375% 1/19/2036 (b)	EUR	100,000	112,715
TOTAL CONSUMER STAPLES			1,247,693
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 1.491% 4/8/2027 (b)	EUR	100,000	114,035
TotalEnergies Capital International SA 3.852% 3/3/2045 (b)	EUR	300,000	316,503
TOTAL ENERGY			430,538
Financials - 3.6%
Banks - 2.7%
Agence Francaise de Developpement EPIC 0.125% 9/29/2031 (b)	EUR	200,000	192,908
Arkea Public Sector SCF SA 0.875% 3/31/2028 (b)	EUR	200,000	221,789
Arkea Public Sector SCF SA 3.004% 1/27/2032 (b)	EUR	200,000	228,426
Banque Federative du Credit Mutuel SA 0.625% 11/19/2027 (b)	EUR	100,000	110,846
Banque Federative du Credit Mutuel SA 0.75% 1/17/2030 (b)	EUR	200,000	208,265
Banque Federative du Credit Mutuel SA 0.875% 12/7/2027 (b)	GBP	600,000	741,660
Banque Federative du Credit Mutuel SA 1.125% 1/19/2032 (b)	EUR	100,000	99,712
Banque Federative du Credit Mutuel SA 1.125% 11/19/2031 (b)	EUR	300,000	298,054
Banque Federative du Credit Mutuel SA 1.25% 5/26/2027 (b)	EUR	100,000	113,468
Banque Federative du Credit Mutuel SA 1.25% 6/3/2030 (b)	EUR	300,000	314,454
Banque Federative du Credit Mutuel SA 2.5% 5/25/2028 (b)	EUR	300,000	339,352
Banque Federative du Credit Mutuel SA 2.625% 11/6/2029 (b)	EUR	100,000	111,935
Banque Federative du Credit Mutuel SA 3.75% 5/14/2036 (b)(c)	EUR	100,000	112,815
Banque Federative du Credit Mutuel SA 3.875% 6/16/2032 (b)(c)	EUR	200,000	231,502
Banque Federative du Credit Mutuel SA 4% 1/26/2033 (b)	EUR	100,000	115,835
Banque Federative du Credit Mutuel SA 4.375% 5/2/2030 (b)	EUR	100,000	118,746
Banque Federative du Credit Mutuel SA 4.75% 11/10/2031 (b)	EUR	500,000	603,934
Banque Federative du Credit Mutuel SA 5.1264% 5/24/2027 (b)	AUD	820,000	563,830
BNP Paribas SA 0.5% 1/19/2030 (b)(c)	EUR	300,000	318,839
BNP Paribas SA 0.5% 2/19/2028 (b)(c)	EUR	400,000	452,160
BNP Paribas SA 0.5% 5/30/2028 (b)(c)	EUR	1,900,000	2,127,459
BNP Paribas SA 0.625% 12/3/2032 (b)	EUR	100,000	93,437
BNP Paribas SA 0.875% 7/11/2030 (b)(c)	EUR	100,000	106,003
BNP Paribas SA 1.25% 7/13/2031 (b)	GBP	100,000	107,005
BNP Paribas SA 1.625% 7/2/2031 (b)	EUR	100,000	103,573
BNP Paribas SA 1.875% 12/14/2027 (b)	GBP	200,000	250,739
BNP Paribas SA 2% 5/24/2031 (b)(c)	GBP	200,000	263,390
BNP Paribas SA 2% 9/13/2036 (b)	GBP	100,000	92,170
BNP Paribas SA 2.5% 3/31/2032 (b)(c)	EUR	100,000	114,015
BNP Paribas SA 2.538% 7/13/2029 (c)	CAD	1,200,000	840,276
BNP Paribas SA 2.75% 7/25/2028 (b)(c)	EUR	1,200,000	1,376,805
BNP Paribas SA 4.159% 8/28/2034 (b)(c)	EUR	200,000	231,429
BNP Paribas SA 4.75% 11/13/2032 (b)(c)	EUR	300,000	361,144
BNP Paribas SA 6.3175% 11/15/2035 (b)(c)	GBP	200,000	269,599
BPCE SA 0.25% 1/14/2031 (b)	EUR	200,000	198,450
BPCE SA 0.5% 1/14/2028 (b)(c)	EUR	2,000,000	2,268,120
BPCE SA 0.5% 9/15/2027 (b)(c)	EUR	600,000	686,577
BPCE SA 0.75% 3/3/2031 (b)	EUR	200,000	200,405
BPCE SA 1% 1/14/2032 (b)	EUR	200,000	197,740
BPCE SA 1.625% 1/31/2028 (b)	EUR	100,000	112,130
BPCE SA 2.25% 3/2/2032 (b)(c)	EUR	100,000	114,234
BPCE SA 2.5% 11/30/2032 (b)(c)	GBP	100,000	125,977
BPCE SA 3.625% 10/1/2033 (b)(c)	EUR	100,000	112,600
BPCE SA 3.875% 2/26/2036 (b)(c)	EUR	100,000	112,325
BPCE SA 4% 1/20/2034 (b)(c)	EUR	100,000	114,620
BPCE SA 4.125% 3/8/2033 (b)(c)	EUR	200,000	232,091
BPCE SA 4.625% 3/2/2030 (b)(c)	EUR	200,000	237,558
BPCE SA 5.125% 1/25/2035 (b)(c)	EUR	100,000	118,964
BPCE SA 5.75% 6/1/2033 (b)(c)	EUR	300,000	360,102
Caisse des Depots et Consignations 3% 5/25/2029 (b)	EUR	500,000	577,264
Carrefour Banque SA 4.079% 5/5/2027 (b)	EUR	100,000	116,208
Cie de Financement Foncier SA 0.01% 10/29/2035 (b)	EUR	700,000	577,256
Cie de Financement Foncier SA 0.01% 4/16/2029 (b)	EUR	1,000,000	1,057,148
Credit Agricole Home Loan SFH SA 0.05% 12/6/2029 (b)	EUR	200,000	207,704
Credit Agricole Home Loan SFH SA 1.5% 9/28/2038 (b)	EUR	300,000	270,147
Credit Agricole Home Loan SFH SA 3% 12/11/2032 (b)	EUR	200,000	227,590
Credit Agricole Home Loan SFH SA 3% 7/9/2032 (b)	EUR	700,000	799,565
Credit Agricole SA 0.375% 4/20/2028 (b)	EUR	100,000	108,945
Credit Agricole SA 0.5% 9/21/2029 (b)(c)	EUR	100,000	107,607
Credit Agricole SA 1.125% 7/12/2032 (b)	EUR	400,000	393,284
Credit Agricole SA 1.874% 12/9/2031 (b)(c)	GBP	200,000	258,929
Credit Agricole SA 2.625% 3/17/2027 (b)	EUR	107,000	122,917
Credit Agricole SA 3.75% 1/23/2031 (b)(c)	EUR	300,000	347,863
Credit Agricole SA 3.875% 11/28/2034 (b)	EUR	100,000	115,625
Credit Agricole SA 4% 1/18/2033 (b)	EUR	100,000	117,591
Credit Agricole SA 4.875% 10/23/2029 (b)	GBP	100,000	131,202
Credit Agricole SA 5.5% 7/31/2032 (b)(c)	GBP	500,000	660,173
Credit Agricole SA 5.5% 8/28/2033 (b)(c)	EUR	200,000	239,759
Credit Agricole SA 5.75% 11/29/2027 (b)(c)	GBP	500,000	665,744
Credit Agricole SA/London 1% 7/3/2029 (b)	EUR	700,000	752,881
Credit Mutuel Arkea SA 0.375% 10/3/2028 (b)	EUR	300,000	323,723
Credit Mutuel Arkea SA 0.875% 10/25/2031 (b)	EUR	200,000	198,115
Credit Mutuel Arkea SA 0.875% 3/11/2033 (b)	EUR	100,000	93,917
Credit Mutuel Arkea SA 3.307% 5/6/2032 (b)	EUR	100,000	113,182
HSBC Continental Europe SA 0.1% 9/3/2027 (b)	EUR	200,000	221,971
HSBC Continental Europe SA 1.375% 9/4/2028 (b)	EUR	700,000	777,704
La Banque Postale Home Loan SFH SA 2.75% 6/12/2032 (b)	EUR	400,000	450,394
La Banque Postale SA 0.75% 8/2/2032 (b)(c)	EUR	100,000	111,785
La Banque Postale SA 1% 2/9/2028 (b)(c)	EUR	400,000	453,921
La Banque Postale SA 3.5% 6/13/2030 (b)	EUR	200,000	232,019
La Banque Postale SA 5.625% 9/21/2028 (b)(c)	GBP	100,000	132,764
SFIL SA 0.05% 6/4/2029 (b)	EUR	400,000	420,560
SFIL SA 0.25% 12/1/2031 (b)	EUR	200,000	194,388
SFIL SA 3.125% 9/17/2029 (b)	EUR	100,000	115,568
Societe Generale SA 0.875% 9/22/2028 (b)(c)	EUR	500,000	557,904
Societe Generale SA 0.875% 9/24/2029 (b)	EUR	100,000	105,505
Societe Generale SA 1.125% 6/30/2031 (b)(c)	EUR	200,000	229,756
Societe Generale SA 1.25% 12/7/2027 (b)	GBP	300,000	372,422
Societe Generale SA 1.25% 6/12/2030 (b)	EUR	200,000	209,776
Societe Generale SA 1.75% 3/22/2029 (b)	EUR	200,000	219,334
Societe Generale SA 3.875% 11/20/2035 (b)(c)	EUR	100,000	113,346
Societe Generale SA 4.25% 11/16/2032 (b)	EUR	100,000	120,044
Societe Generale SA 4.25% 12/6/2030 (b)(c)	EUR	200,000	235,104
Societe Generale SA 5.25% 9/6/2032 (b)(c)	EUR	200,000	236,466
Societe Generale SA 5.637% 9/9/2032 (b)(c)	GBP	200,000	263,324
			31,385,861
Capital Markets - 0.1%
Bpifrance SACA 0.05% 9/26/2029 (b)	EUR	600,000	623,520
Bpifrance SACA 0.25% 3/29/2030 (b)	EUR	100,000	103,006
Bpifrance SACA 2.125% 11/29/2027 (b)	EUR	200,000	228,147
Bpifrance SACA 3.125% 7/1/2033 (b)	EUR	500,000	560,718
			1,515,391
Financial Services - 0.6%
Arkea Home Loans SFH SA 3.072% 2/7/2034 (b)	EUR	100,000	112,873
Arkea Home Loans SFH SA 3.25% 8/1/2033 (b)	EUR	100,000	114,658
BPCE SFH SA 0.01% 10/16/2028 (b)	EUR	500,000	536,831
BPCE SFH SA 3.25% 6/26/2035 (b)	EUR	200,000	226,516
BPCE SFH SA 3.375% 6/27/2033 (b)	EUR	400,000	463,092
Caisse de Refinancement de l'Habitat SA 0.01% 10/8/2029 (b)	EUR	600,000	625,139
Caisse de Refinancement de l'Habitat SA 2.75% 4/12/2028 (b)	EUR	100,000	115,197
Caisse de Refinancement de l'Habitat SA 2.875% 3/25/2031 (b)	EUR	300,000	342,724
Caisse de Refinancement de l'Habitat SA 3% 4/25/2033 (b)	EUR	100,000	113,303
Caisse de Refinancement de l'Habitat SA 3.125% 6/3/2036 (b)	EUR	100,000	111,548
Caisse Francaise de Financement Local SA 0.125% 2/15/2036 (b)	EUR	900,000	747,149
Caisse Francaise de Financement Local SA 0.125% 6/30/2031 (b)	EUR	1,200,000	1,182,727
Caisse Francaise de Financement Local SA 1.5% 6/28/2038 (b)	EUR	100,000	90,346
Edenred SE 3.625% 6/13/2031 (b)	EUR	100,000	114,721
UNEDIC ASSEO 0% 11/25/2028 (b)	EUR	200,000	214,343
UNEDIC ASSEO 0.25% 11/25/2029 (b)	EUR	600,000	628,671
UNEDIC ASSEO 0.25% 7/16/2035 (b)	EUR	400,000	339,418
UNEDIC ASSEO 0.875% 5/25/2028 (b)	EUR	400,000	443,557
UNEDIC ASSEO 1.25% 10/21/2027 (b)	EUR	100,000	112,887
UNEDIC ASSEO 1.5% 4/20/2032 (b)	EUR	100,000	104,367
UNEDIC ASSEO 1.75% 11/25/2032 (b)	EUR	500,000	523,338
			7,263,405
Insurance - 0.2%
AXA SA 1.875% 7/10/2042 (b)(c)	EUR	253,000	257,141
AXA SA 3.375% 7/6/2047 (b)(c)	EUR	100,000	115,383
CNP Assurances SA 1.25% 1/27/2029 (b)	EUR	300,000	325,537
CNP Assurances SA 2.5% 6/30/2051 (b)(c)	EUR	100,000	107,200
Credit Agricole Assurances SA 1.5% 10/6/2031 (b)	EUR	100,000	101,968
Credit Agricole Assurances SA 2% 7/17/2030 (b)	EUR	200,000	213,282
Credit Agricole Assurances SA 5.875% 10/25/2033 (b)	EUR	100,000	126,655
Groupe des Assurances du Credit Mutuel SADIR 3.75% 4/30/2029 (b)	EUR	400,000	465,730
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal 0.625% 6/21/2027 (b)	EUR	700,000	782,678
			2,495,574
TOTAL FINANCIALS			42,660,231
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA 0.5% 6/5/2028 (b)	EUR	600,000	657,947
Industrials - 0.7%
Aerospace & Defense - 0.0%
Airbus SE 2.375% 6/9/2040 (b)	EUR	166,000	156,626
Building Products - 0.0%
Cie de Saint-Gobain SA 3.375% 4/8/2030 (b)	EUR	200,000	230,004
Cie de Saint-Gobain SA 3.625% 4/8/2034 (b)	EUR	100,000	113,536
Cie de Saint-Gobain SA 3.875% 11/29/2030 (b)	EUR	200,000	234,101
			577,641
Construction & Engineering - 0.1%
Bouygues SA 0.5% 2/11/2030 (b)	EUR	100,000	103,992
Bouygues SA 2.25% 6/29/2029 (b)	EUR	500,000	558,405
Bouygues SA 3.25% 6/30/2037 (b)	EUR	100,000	108,889
Bouygues SA 4.625% 6/7/2032 (b)	EUR	100,000	121,630
			892,916
Electrical Equipment - 0.0%
Legrand SA 0.375% 10/6/2031 (b)	EUR	200,000	194,771
Ground Transportation - 0.4%
Ayvens SA 4% 7/5/2027 (b)	EUR	200,000	233,760
SNCF Reseau 0.75% 5/25/2036 (b)	EUR	300,000	254,366
SNCF Reseau 0.875% 1/22/2029 (b)	EUR	1,000,000	1,085,392
SNCF Reseau 1.125% 5/19/2027 (b)	EUR	1,100,000	1,247,240
Societe Nationale SNCF SACA 0.625% 4/17/2030 (b)	EUR	500,000	521,864
Societe Nationale SNCF SACA 3.125% 11/2/2027 (b)	EUR	500,000	580,414
Societe Nationale SNCF SACA 3.125% 5/25/2034 (b)	EUR	300,000	331,963
			4,254,999
Transportation Infrastructure - 0.2%
Aeroports de Paris SA 1% 1/5/2029 (b)	EUR	600,000	650,011
APRR SA 1.875% 1/6/2031 (b)	EUR	200,000	215,636
Autoroutes du Sud de la France SA 2.75% 9/2/2032 (b)	EUR	300,000	328,626
La Poste SA 1.375% 4/21/2032 (b)	EUR	400,000	406,718
			1,600,991
TOTAL INDUSTRIALS			7,677,944
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE 1.125% 6/23/2030 (b)	EUR	100,000	103,896
Capgemini SE 2% 4/15/2029 (b)	EUR	500,000	551,228
TOTAL INFORMATION TECHNOLOGY			655,124
Materials - 0.0%
Chemicals - 0.0%
Air Liquide Finance SA 3.5% 11/5/2037 (b)	EUR	100,000	110,319
Air Liquide Finance SA 3.5% 3/21/2035 (b)	EUR	100,000	113,626
Arkema SA 0.75% 12/3/2029 (b)	EUR	100,000	105,102
Arkema SA 3.5% 9/9/2033 (b)	EUR	100,000	110,919
TOTAL MATERIALS			439,966
Real Estate - 0.2%
Diversified REITs - 0.0%
Covivio SA/France 1.625% 6/23/2030 (b)	EUR	200,000	210,885
ICADE 1.625% 2/28/2028 (b)	EUR	300,000	333,222
			544,107
Office REITs - 0.0%
Gecina SA 1.375% 1/26/2028 (b)	EUR	200,000	222,756
Gecina SA 3.375% 8/4/2035 (b)	EUR	100,000	108,674
			331,430
Retail REITs - 0.2%
Klepierre SA 0.875% 2/17/2031 (b)	EUR	100,000	100,248
Klepierre SA 3.875% 9/23/2033 (b)	EUR	100,000	114,095
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (b)	EUR	500,000	541,547
Unibail-Rodamco-Westfield SE 1% 2/27/2027 (b)	EUR	600,000	681,289
Unibail-Rodamco-Westfield SE 1.5% 5/29/2029 (b)	EUR	120,000	129,719
Unibail-Rodamco-Westfield SE 1.75% 7/1/2049 (b)	EUR	100,000	64,258
Unibail-Rodamco-Westfield SE 3.5% 9/11/2029 (b)	EUR	400,000	459,534
			2,090,690
TOTAL REAL ESTATE			2,966,227
Utilities - 0.5%
Electric Utilities - 0.2%
Coentreprise de Transport d'Electricite SA 1.5% 7/29/2028 (b)	EUR	100,000	110,966
Electricite de France SA 1% 11/29/2033 (b)	EUR	100,000	93,592
Electricite de France SA 2% 12/9/2049 (b)	EUR	400,000	274,649
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	300,000	380,078
Electricite de France SA 6.5% 11/8/2064 (b)	GBP	100,000	122,242
RTE Reseau de Transport d'Electricite SADIR 0% 9/9/2027 (b)	EUR	1,200,000	1,328,935
RTE Reseau de Transport d'Electricite SADIR 0.625% 7/8/2032 (b)	EUR	500,000	481,723
RTE Reseau de Transport d'Electricite SADIR 3.5% 4/30/2033 (b)	EUR	100,000	113,639
			2,905,824
Multi-Utilities - 0.3%
Engie SA 0.375% 10/26/2029 (b)	EUR	700,000	730,924
Engie SA 1.25% 10/24/2041 (b)	EUR	300,000	221,084
Engie SA 1.75% 3/27/2028 (b)	EUR	1,000,000	1,125,942
Engie SA 1.875% 9/19/2033 (b)	EUR	100,000	100,588
Engie SA 3.875% 3/6/2036 (b)	EUR	100,000	114,175
Engie SA 4.25% 1/11/2043 (b)	EUR	100,000	110,854
Engie SA 5.625% 4/3/2053 (b)	GBP	100,000	114,543
Veolia Environnement SA 0.664% 1/15/2031 (b)	EUR	100,000	100,396
Veolia Environnement SA 1.25% 4/15/2028 (b)	EUR	100,000	110,877
Veolia Environnement SA 1.25% 5/14/2035 (b)	EUR	100,000	91,817
Veolia Environnement SA 1.625% 9/17/2030 (b)	EUR	200,000	212,305
Veolia Environnement SA 3.324% 6/17/2032 (b)	EUR	100,000	112,791
			3,146,296
Water Utilities - 0.0%
Suez SACA 1.875% 5/24/2027 (b)	EUR	100,000	113,951
Suez SACA 2.375% 5/24/2030 (b)	EUR	200,000	220,214
Suez SACA 2.875% 5/24/2034 (b)	EUR	100,000	105,727
Suez SACA 4.625% 11/3/2028 (b)	EUR	100,000	118,769
			558,661
TOTAL UTILITIES			6,610,781
TOTAL FRANCE			67,102,083
GERMANY - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG 1.375% 7/5/2034 (b)	EUR	240,000	233,370
Deutsche Telekom AG 1.75% 12/9/2049 (b)	EUR	50,000	35,905
Deutsche Telekom AG 3.125% 2/6/2034 (b)	GBP	60,000	68,449
Deutsche Telekom AG 3.25% 3/20/2036 (b)	EUR	180,000	199,622
TOTAL COMMUNICATION SERVICES			537,346
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Robert Bosch GmbH 4% 6/2/2035 (b)	EUR	100,000	114,991
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	100,000	110,634
			225,625
Automobiles - 0.4%
BMW Canada Inc 3.7% 9/5/2029	CAD	360,000	257,942
BMW Finance NV 1.5% 2/6/2029 (b)	EUR	86,000	94,873
BMW Finance NV 3.25% 7/22/2030 (b)	EUR	350,000	404,644
BMW Finance NV 3.75% 11/20/2034 (b)	EUR	200,000	229,604
BMW US Capital LLC 3.375% 2/2/2034 (b)	EUR	100,000	111,615
Mercedes-Benz Finance Canada Inc 4.7% 10/10/2030 (b)	GBP	200,000	259,268
Mercedes-Benz Group AG 1.125% 8/8/2034 (b)	EUR	267,000	251,797
Mercedes-Benz Group AG 1.5% 7/3/2029 (b)	EUR	44,000	48,097
Mercedes-Benz Group AG 2.375% 5/22/2030 (b)	EUR	100,000	111,593
Mercedes-Benz International Finance BV 3.25% 9/15/2027 (b)	EUR	410,000	474,111
Volkswagen Financial Services NV 3.25% 4/13/2027 (b)	GBP	200,000	259,477
Volkswagen Financial Services NV 5.25% 7/14/2031 (b)	GBP	600,000	778,124
Volkswagen International Finance NV 1.625% 1/16/2030 (b)	EUR	45,000	48,196
Volkswagen International Finance NV 3.25% 11/18/2030 (b)	EUR	200,000	224,646
Volkswagen International Finance NV 4.125% 11/16/2038 (b)	EUR	200,000	221,605
			3,775,592
TOTAL CONSUMER DISCRETIONARY			4,001,217
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 1.5% 9/25/2028 (b)	EUR	100,000	111,138
Vier Gas Transport GmbH 3.375% 11/11/2031 (b)	EUR	100,000	113,778
TOTAL ENERGY			224,916
Financials - 2.2%
Banks - 0.6%
Commerzbank AG 0.01% 3/11/2030	EUR	183,000	188,590
Commerzbank AG 1.25% 1/9/2034	EUR	58,000	58,243
Commerzbank AG 1.375% 12/29/2031 (b)(c)	EUR	300,000	343,713
Commerzbank AG 1.5% 8/28/2028 (b)	EUR	100,000	111,765
Commerzbank AG 1.875% 2/28/2028 (b)	EUR	700,000	789,016
Commerzbank AG 2.75% 1/9/2031 (b)	EUR	860,000	981,743
Commerzbank AG 3.125% 6/6/2030 (b)(c)	EUR	200,000	227,570
Commerzbank AG 4.125% 6/30/2037 (b)(c)	EUR	100,000	113,408
Commerzbank AG 4.625% 3/21/2028 (b)(c)	EUR	300,000	351,700
Hamburg Commercial Bank AG 4.875% 3/30/2027 (b)	EUR	270,000	317,454
Investitionsbank Berlin 0.01% 7/15/2027	EUR	500,000	558,187
Landesbank Baden-Wuerttemberg 0.25% 5/19/2033 (b)	EUR	1,020,000	963,059
Landesbank Baden-Wuerttemberg 0.375% 5/7/2029 (b)	EUR	100,000	104,899
Landesbank Baden-Wuerttemberg 3% 4/26/2027 (b)	EUR	200,000	231,788
Lloyds Bank GmbH 2.875% 9/9/2032 (b)	EUR	300,000	340,392
Muenchener Hypothekenbank eG 1.875% 8/25/2032 (b)	EUR	60,000	64,623
NRW Bank 0.5% 6/17/2041 (b)	EUR	50,000	36,303
NRW Bank 0.875% 4/12/2034	EUR	387,000	374,351
NRW Bank 1.625% 8/3/2032 (b)	EUR	740,000	785,831
UniCredit Bank GmbH 0.25% 1/15/2032 (b)	EUR	39,000	38,289
UniCredit Bank GmbH 0.375% 1/17/2033 (b)	EUR	200,000	191,557
UniCredit Bank GmbH 0.85% 5/22/2034 (b)	EUR	102,000	97,010
			7,269,491
Capital Markets - 0.1%
Deutsche Bank AG 1.375% 2/17/2032 (b)(c)	EUR	200,000	205,541
Deutsche Bank AG 1.875% 2/23/2028 (b)(c)	EUR	200,000	228,556
Deutsche Bank AG 3.25% 5/24/2028 (b)(c)	EUR	100,000	115,508
Deutsche Bank AG 3.375% 2/13/2031 (b)(c)	EUR	200,000	226,944
Deutsche Bank AG 4% 6/24/2032 (b)(c)	EUR	100,000	115,637
Deutsche Bank AG 4.125% 4/4/2030 (b)(c)	EUR	200,000	233,662
Deutsche Bank AG 6.125% 12/12/2030 (b)(c)	GBP	300,000	405,784
Deutsche Boerse AG 0.125% 2/22/2031 (b)	EUR	100,000	99,019
Deutsche Boerse AG 1.5% 4/4/2032 (b)	EUR	100,000	103,527
			1,734,178
Consumer Finance - 0.1%
Grenke Finance PLC 5.75% 7/6/2029 (b)	EUR	100,000	121,425
Volkswagen Financial Services AG 0.375% 2/12/2030 (b)	EUR	70,000	71,515
Volkswagen Financial Services AG 0.875% 1/31/2028 (b)	EUR	630,000	695,760
Volkswagen Financial Services AG 3.375% 4/6/2028 (b)	EUR	32,000	37,001
			925,701
Financial Services - 1.3%
Aareal Bank AG 0.01% 2/1/2028 (b)	EUR	100,000	109,604
Aareal Bank AG 3% 8/5/2031 (b)	EUR	280,000	320,295
Free and Hanseatic City of Hamburg 0.25% 2/18/2041 (b)	EUR	190,000	135,620
Free and Hanseatic City of Hamburg 1.2% 6/3/2033 (b)	EUR	390,000	395,042
KfW 0% 9/15/2028 (b)	EUR	442,000	478,353
KfW 0% 9/17/2030 (b)	EUR	261,000	266,239
KfW 0.01% 5/5/2027 (b)	EUR	38,000	42,712
KfW 0.05% 9/29/2034 (b)	EUR	1,284,000	1,146,266
KfW 0.625% 1/7/2028	EUR	1,834,000	2,047,255
KfW 0.625% 2/22/2027	EUR	283,000	321,658
KfW 0.75% 12/7/2027 (b)	GBP	320,000	398,507
KfW 0.75% 6/28/2028	EUR	72,000	79,731
KfW 0.875% 7/4/2039 (b)	EUR	110,000	92,812
KfW 1.375% 2/2/2028 (b)	SEK	310,000	31,942
KfW 2.375% 4/11/2028 (b)	EUR	2,010,000	2,308,161
KfW 2.625% 1/10/2034 (b)	EUR	420,000	470,627
KfW 2.75% 2/14/2033 (b)	EUR	2,470,000	2,806,841
KfW 2.875% 12/28/2029 (b)	EUR	740,000	857,455
KfW 4.45% 1/16/2030	AUD	690,000	467,682
Landwirtschaftliche Rentenbank 0.05% 1/31/2031 (b)	EUR	480,000	483,718
Landwirtschaftliche Rentenbank 0.05% 12/18/2029 (b)	EUR	42,000	43,808
Landwirtschaftliche Rentenbank 0.875% 12/15/2026 (b)	GBP	19,000	24,560
Landwirtschaftliche Rentenbank 2.6% 3/23/2027 (b)	AUD	60,000	40,519
Landwirtschaftliche Rentenbank 2.625% 7/8/2032 (b)	EUR	830,000	938,931
Landwirtschaftliche Rentenbank 4% 1/19/2028	AUD	350,000	237,592
Volkswagen Leasing GmbH 0.625% 7/19/2029 (b)	EUR	50,000	52,186
Volkswagen Leasing GmbH 4% 4/11/2031 (b)	EUR	290,000	337,869
			14,935,985
Insurance - 0.1%
Allianz Finance II BV 1.5% 1/15/2030 (b)	EUR	200,000	217,926
Allianz SE 1.301% 9/25/2049 (b)(c)	EUR	400,000	425,451
Allianz SE 4.252% 7/5/2052 (b)(c)	EUR	200,000	232,137
Hannover Rueck SE 1.75% 10/8/2040 (b)(c)	EUR	200,000	211,018
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1% 5/26/2042 (b)(c)	EUR	200,000	194,854
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/2041 (b)(c)	EUR	200,000	204,216
			1,485,602
TOTAL FINANCIALS			26,350,957
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius Finance BV 4.5% 9/14/2032 (b)	EUR	100,000	118,719
Pharmaceuticals - 0.0%
Bayer AG 1.375% 7/6/2032 (b)	EUR	300,000	298,437
Bayer AG 4.625% 5/26/2033 (b)	EUR	120,000	143,885
			442,322
TOTAL HEALTH CARE			561,041
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.375% 7/3/2033 (b)	EUR	100,000	114,644
Deutsche Post AG 3.5% 3/25/2036 (b)	EUR	150,000	169,455
Deutsche Post AG 3.75% 11/25/2037 (b)	EUR	70,000	79,464
			363,563
Electrical Equipment - 0.1%
Eurogrid GmbH 0.741% 4/21/2033 (b)	EUR	100,000	93,522
Eurogrid GmbH 3.598% 2/1/2029 (b)	EUR	600,000	698,467
Eurogrid GmbH 3.732% 10/18/2035 (b)	EUR	100,000	112,500
			904,489
Ground Transportation - 0.0%
Deutsche Bahn AG 0.625% 12/8/2050 (b)	EUR	144,000	77,547
Deutsche Bahn AG 0.625% 4/15/2036 (b)	EUR	260,000	226,101
Deutsche Bahn AG 0.875% 6/23/2039 (b)	EUR	198,000	159,605
			463,253
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.125% 9/5/2029 (b)	EUR	24,000	25,082
Siemens Financieringsmaatschappij NV 1.75% 2/28/2039 (b)	EUR	23,000	20,550
Siemens Financieringsmaatschappij NV 3% 11/22/2028 (b)	EUR	500,000	576,415
Siemens Financieringsmaatschappij NV 3% 9/8/2033 (b)	EUR	100,000	111,962
Siemens Financieringsmaatschappij NV 3.125% 5/22/2032 (b)	EUR	200,000	227,309
Siemens Financieringsmaatschappij NV 3.125% 5/27/2033 (b)	EUR	200,000	226,299
Siemens Financieringsmaatschappij NV 3.625% 2/24/2043 (b)	EUR	100,000	106,249
Siemens Financieringsmaatschappij NV 4% 5/27/2045 (b)	EUR	100,000	111,092
			1,404,958
Machinery - 0.0%
Traton Finance Luxembourg SA 2.875% 8/26/2028 (b)	EUR	400,000	453,171
TOTAL INDUSTRIALS			3,589,434
Materials - 0.0%
Chemicals - 0.0%
BASF SE 4.25% 3/8/2032 (b)	EUR	200,000	239,007
Construction Materials - 0.0%
Heidelberg Materials Finance Luxembourg SA 4.875% 11/21/2033 (b)	EUR	100,000	121,833
TOTAL MATERIALS			360,840
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 0.375% 4/15/2027 (b)	EUR	200,000	224,380
Aroundtown SA 1.45% 7/9/2028 (b)	EUR	100,000	109,895
Aroundtown SA 3.625% 4/10/2031 (b)	GBP	120,000	140,953
LEG Immobilien SE 0.75% 6/30/2031 (b)	EUR	100,000	97,981
LEG Immobilien SE 0.875% 1/17/2029 (b)	EUR	200,000	214,794
LEG Immobilien SE 0.875% 11/28/2027 (b)	EUR	100,000	111,112
Vonovia SE 0.625% 10/7/2027 (b)	EUR	200,000	222,760
Vonovia SE 0.75% 9/1/2032 (b)	EUR	100,000	94,804
Vonovia SE 1% 1/28/2041 (b)	EUR	100,000	68,951
Vonovia SE 1% 6/16/2033 (b)	EUR	400,000	373,106
Vonovia SE 1.5% 6/14/2041 (b)	EUR	100,000	74,150
Vonovia SE 4.5% 11/12/2040 (b)	EUR	100,000	110,516
TOTAL REAL ESTATE			1,843,402
Utilities - 0.3%
Electric Utilities - 0.2%
Amprion GmbH 0.625% 9/23/2033 (b)	EUR	200,000	183,324
Amprion GmbH 3.45% 9/22/2027 (b)	EUR	100,000	115,980
Amprion GmbH 3.971% 9/22/2032 (b)	EUR	200,000	234,335
Amprion GmbH 4.125% 9/7/2034 (b)	EUR	100,000	116,679
E.ON International Finance BV 1.5% 7/31/2029 (b)	EUR	115,000	125,527
E.ON International Finance BV 3.5% 9/3/2035 (b)	EUR	300,000	336,093
E.ON International Finance BV 5.75% 2/14/2033 (b)	EUR	130,000	168,429
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(c)	EUR	100,000	108,450
EnBW International Finance BV 0.5% 3/1/2033 (b)	EUR	391,000	366,385
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	120,000	137,365
			1,892,567
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG 2.75% 5/24/2030 (b)	EUR	120,000	135,947
Multi-Utilities - 0.1%
E.ON SE 0.35% 2/28/2030 (b)	EUR	190,000	196,065
E.ON SE 0.75% 2/20/2028 (b)	EUR	99,000	109,541
E.ON SE 0.875% 10/18/2034 (b)	EUR	117,000	106,720
E.ON SE 0.875% 8/20/2031 (b)	EUR	200,000	201,653
E.ON SE 3.5% 1/12/2028 (b)	EUR	140,000	162,906
E.ON SE 4.125% 3/25/2044 (b)	EUR	110,000	124,006
E.ON SE 5.461% 10/21/2035 (b)	AUD	260,000	169,994
			1,070,885
TOTAL UTILITIES			3,099,399
TOTAL GERMANY			40,568,552
GREECE - 0.0%
Financials - 0.0%
Banks - 0.0%
Eurobank SA 3.25% 3/12/2030 (b)(c)	EUR	260,000	295,538
HONG KONG - 0.0%
Financials - 0.0%
Banks - 0.0%
Hongkong & Shanghai Banking Corp Ltd-The-/Sydney 5.1% 3/3/2028 (b)	AUD	250,000	172,046
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC 4.625% 5/20/2035 (b)(c)	EUR	110,000	128,895
AIB Group PLC 4.625% 7/23/2029 (b)(c)	EUR	250,000	296,144
Bank of Ireland Group PLC 0.375% 5/10/2027 (b)(c)	EUR	140,000	161,450
Bank of Ireland Group PLC 1.375% 8/11/2031 (b)(c)	EUR	100,000	115,354
Bank of Ireland Group PLC 3.625% 5/19/2032 (b)(c)	EUR	170,000	195,842
TOTAL FINANCIALS			897,685
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 1% 9/22/2033 (b)	EUR	100,000	93,492
Utilities - 0.0%
Electric Utilities - 0.0%
ESB Finance DAC 1.125% 6/11/2030 (b)	EUR	135,000	142,003
ESB Finance DAC 1.875% 7/21/2035 (b)	GBP	130,000	125,965
ESB Finance DAC 4% 10/3/2028 (b)	EUR	250,000	293,279
TOTAL UTILITIES			561,247
TOTAL IRELAND			1,552,424
ITALY - 0.9%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.625% 5/19/2027 (b)	EUR	100,000	116,230
Eni SpA 4.25% 5/19/2033 (b)	EUR	290,000	346,180
TOTAL ENERGY			462,410
Financials - 0.5%
Banks - 0.4%
Credit Agricole Italia SpA 0.375% 1/20/2032 (b)	EUR	200,000	196,555
Credit Agricole Italia SpA 3.5% 1/15/2030 (b)	EUR	400,000	469,488
Iccrea Banca SpA 3.5% 6/5/2034 (b)	EUR	120,000	139,230
Iccrea Banca SpA 4% 11/8/2027 (b)	EUR	140,000	164,429
Intesa Sanpaolo SpA 0.75% 3/16/2028 (b)	EUR	360,000	396,869
Intesa Sanpaolo SpA 2.5% 1/15/2030 (b)	GBP	100,000	120,490
Intesa Sanpaolo SpA 2.925% 10/14/2030 (b)	EUR	230,000	257,943
Intesa Sanpaolo SpA 4.875% 5/19/2030 (b)	EUR	200,000	243,415
Intesa Sanpaolo SpA 5.125% 8/29/2031 (b)	EUR	100,000	124,030
Intesa Sanpaolo SpA 6.625% 5/31/2033 (b)	GBP	140,000	195,888
Mediobanca Banca di Credito Finanziario SpA 2.375% 6/30/2027 (b)	EUR	160,000	183,972
Mediobanca Banca di Credito Finanziario SpA 2.625% 8/5/2030 (b)	EUR	210,000	237,905
Mediobanca Banca di Credito Finanziario SpA 4.625% 2/7/2029 (b)(c)	EUR	200,000	235,557
Mediobanca Banca di Credito Finanziario SpA 4.75% 3/14/2028 (b)(c)	EUR	100,000	117,174
UniCredit SpA 0.85% 1/19/2031 (b)	EUR	340,000	347,583
UniCredit SpA 2.2% 7/22/2027 (b)(c)	EUR	490,000	565,785
UniCredit SpA 2.731% 1/15/2032 (b)(c)	EUR	400,000	459,285
UniCredit SpA 3.2% 9/22/2031 (b)(c)	EUR	330,000	372,217
UniCredit SpA 4.3% 1/23/2031 (b)(c)	EUR	230,000	271,485
UniCredit SpA 4.45% 2/16/2029 (b)(c)	EUR	320,000	376,338
			5,475,638
Insurance - 0.1%
Generali 1.713% 6/30/2032 (b)	EUR	100,000	101,472
Generali 2.124% 10/1/2030 (b)	EUR	130,000	140,109
Generali 2.429% 7/14/2031 (b)	EUR	290,000	312,190
Generali 5.5% 10/27/2047 (b)(c)	EUR	100,000	118,117
			671,888
TOTAL FINANCIALS			6,147,526
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Autostrade per l'Italia SpA 1.875% 9/26/2029 (b)	EUR	460,000	502,661
Autostrade per l'Italia SpA 2% 12/4/2028 (b)	EUR	200,000	222,258
Autostrade per l'Italia SpA 2.25% 1/25/2032 (b)	EUR	100,000	105,868
TOTAL INDUSTRIALS			830,787
Utilities - 0.3%
Electric Utilities - 0.2%
ENEL Finance International NV 0.375% 6/17/2027 (b)	EUR	220,000	246,482
ENEL Finance International NV 0.75% 6/17/2030 (b)	EUR	110,000	113,675
ENEL Finance International NV 0.875% 1/17/2031 (b)	EUR	170,000	173,528
ENEL Finance International NV 0.875% 9/28/2034 (b)	EUR	100,000	90,049
ENEL Finance International NV 2.875% 4/11/2029 (b)	GBP	636,000	789,033
ENEL Finance International NV 4% 2/20/2031 (b)	EUR	410,000	482,773
Terna - Rete Elettrica Nazionale 0.375% 6/23/2029 (b)	EUR	120,000	126,323
Terna - Rete Elettrica Nazionale 1.375% 7/26/2027 (b)	EUR	150,000	169,678
Terna - Rete Elettrica Nazionale 3.125% 2/17/2032 (b)	EUR	160,000	180,382
			2,371,923
Gas Utilities - 0.1%
Italgas SpA 1% 12/11/2031 (b)	EUR	210,000	210,458
Snam SpA 0.75% 6/20/2029 (b)	EUR	420,000	448,545
Snam SpA 3.25% 7/1/2032 (b)	EUR	110,000	123,909
Snam SpA 3.875% 2/19/2034 (b)	EUR	100,000	115,311
			898,223
Multi-Utilities - 0.0%
A2A SpA 0.625% 7/15/2031 (b)	EUR	140,000	139,020
ACEA SpA 1.5% 6/8/2027 (b)	EUR	217,000	246,351
Hera SpA 0.875% 7/5/2027 (b)	EUR	190,000	213,809
			599,180
TOTAL UTILITIES			3,869,326
TOTAL ITALY			11,310,049
JAPAN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 3.678% 7/16/2033 (b)	EUR	210,000	240,541
NTT Finance Corp 4.091% 7/16/2037 (b)	EUR	180,000	206,719
TOTAL COMMUNICATION SERVICES			447,260
Financials - 0.2%
Banks - 0.2%
Development Bank of Japan Inc 3.125% 4/13/2028 (b)	EUR	140,000	162,406
Mitsubishi UFJ Financial Group Inc 3.556% 9/5/2032 (b)(c)	EUR	220,000	252,044
Mizuho Financial Group Inc 0.797% 4/15/2030 (b)	EUR	470,000	488,127
Mizuho Financial Group Inc 1.412% 7/13/2033	JPY	12,000,000	68,883
Mizuho Financial Group Inc 4.416% 5/20/2033 (b)	EUR	100,000	119,116
Mizuho Financial Group Inc 5.628% 6/13/2028 (b)	GBP	380,000	508,721
Sumitomo Mitsui Financial Group Inc 0.632% 10/23/2029 (b)	EUR	210,000	220,486
Sumitomo Mitsui Financial Group Inc 3.573% 5/28/2032 (b)	EUR	120,000	137,200
			1,956,983
Consumer Finance - 0.0%
Toyota Motor Finance Netherlands BV 3.125% 7/11/2029 (b)	EUR	280,000	320,323
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (b)	EUR	300,000	348,540
			668,863
TOTAL FINANCIALS			2,625,846
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2% 7/9/2040	EUR	157,000	136,475
Industrials - 0.1%
Ground Transportation - 0.1%
East Japan Railway Co 1.104% 9/15/2039 (b)	EUR	160,000	128,315
East Japan Railway Co 1.162% 9/15/2028 (b)	GBP	210,000	254,389
East Japan Railway Co 3.533% 9/4/2036 (b)	EUR	130,000	145,064
East Japan Railway Co 3.727% 9/2/2037 (b)	EUR	120,000	135,100
TOTAL INDUSTRIALS			662,868
TOTAL JAPAN			3,872,449
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
SES SA 0.875% 11/4/2027 (b)	EUR	330,000	365,585
Financials - 0.0%
Capital Markets - 0.0%
JAB Holdings BV 1% 7/14/2031 (b)	EUR	100,000	101,136
JAB Holdings BV 2.25% 12/19/2039 (b)	EUR	100,000	87,168
JAB Holdings BV 2.5% 6/25/2029 (b)	EUR	100,000	112,172
TOTAL FINANCIALS			300,476
Real Estate - 0.2%
Industrial REITs - 0.1%
Prologis International Funding II SA 1.75% 3/15/2028 (b)	EUR	514,000	577,291
Prologis International Funding II SA 2.375% 11/14/2030 (b)	EUR	230,000	251,110
Prologis International Funding II SA 3.125% 6/1/2031 (b)	EUR	120,000	133,784
			962,185
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1.25% 4/26/2027 (b)	EUR	313,000	353,173
CBRE Open-Ended Funds SCA SICAV-SIF 0.5% 1/27/2028 (b)	EUR	200,000	218,142
Logicor Financing Sarl 1.625% 7/15/2027 (b)	EUR	290,000	328,620
Logicor Financing Sarl 4.25% 7/18/2029 (b)	EUR	220,000	257,189
P3 Group Sarl 1.625% 1/26/2029 (b)	EUR	220,000	240,043
			1,397,167
TOTAL REAL ESTATE			2,359,352
TOTAL LUXEMBOURG			3,025,413
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 0.75% 6/26/2027	EUR	100,000	112,238
America Movil SAB de CV 2.125% 3/10/2028	EUR	200,000	226,010
TOTAL COMMUNICATION SERVICES			338,248
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 4.75% 2/26/2029 (b)	EUR	100,000	114,809
TOTAL MEXICO			453,057
MULTI-NATIONAL - 1.7%
Financials - 1.7%
Banks - 1.4%
African Development Bank 0.875% 5/24/2028	EUR	87,000	96,519
Asian Development Bank 1.95% 7/22/2032	EUR	610,000	662,406
Asian Development Bank 3.3% 8/8/2028 (b)	AUD	55,000	36,581
Asian Development Bank 3.875% 7/22/2027	GBP	310,000	407,177
Asian Development Bank 4.65% 2/16/2027	CAD	700,000	511,980
Council Of Europe Development Bank 0% 4/9/2027 (b)	EUR	33,000	37,149
Council Of Europe Development Bank 1% 4/13/2029 (b)	EUR	210,000	229,693
Council Of Europe Development Bank 2.75% 6/19/2035 (b)	EUR	190,000	211,434
European Investment Bank 0% 6/17/2027	EUR	215,000	240,936
European Investment Bank 0% 9/9/2030 (b)	EUR	309,000	315,371
European Investment Bank 0.01% 5/15/2041 (b)	EUR	330,000	224,631
European Investment Bank 0.05% 10/13/2034 (b)	EUR	1,677,000	1,501,596
European Investment Bank 0.05% 11/15/2029 (b)	EUR	2,750,000	2,885,167
European Investment Bank 0.125% 6/20/2029 (b)	EUR	578,000	614,751
European Investment Bank 0.25% 1/20/2032 (b)	EUR	530,000	525,353
European Investment Bank 0.75% 7/15/2027	AUD	340,000	222,663
European Investment Bank 1% 4/14/2032 (b)	EUR	736,000	760,058
European Investment Bank 1.125% 4/13/2033 (b)	EUR	265,000	269,905
European Investment Bank 2.875% 6/18/2035 (b)	EUR	2,410,000	2,706,813
European Investment Bank 3.625% 1/12/2032 (b)	GBP	550,000	691,751
European Investment Bank 4.25% 3/19/2029	AUD	1,060,000	717,203
Inter-American Development Bank 3.15% 6/26/2029	AUD	120,000	78,244
Inter-American Development Bank 3.875% 2/15/2029	GBP	130,000	169,285
International Development Association 0% 7/15/2031 (b)	EUR	110,000	108,726
International Development Association 0.7% 1/17/2042 (b)	EUR	297,000	223,531
International Development Association 2.5% 5/28/2030 (b)	EUR	480,000	545,765
International Development Association 2.75% 9/3/2032 (b)	EUR	1,110,000	1,259,428
International Development Association 3.625% 10/28/2050 (b)	EUR	60,000	67,483
International Development Association 4.75% 10/14/2031 (b)	GBP	230,000	306,617
			16,628,216
Financial Services - 0.3%
IBRD Discount Notes 0.01% 4/24/2028	EUR	687,000	751,016
IBRD Discount Notes 1% 12/21/2029	GBP	248,000	289,790
IBRD Discount Notes 1.2% 8/8/2034	EUR	403,000	400,131
IBRD Discount Notes 1.25% 12/13/2028	GBP	100,000	121,684
IBRD Discount Notes 3% 7/23/2035	EUR	660,000	747,690
IBRD Discount Notes 3.3% 8/14/2028	AUD	210,000	139,655
IBRD Discount Notes 3.45% 9/13/2038	EUR	140,000	162,055
International Finance Corp 3.15% 6/26/2029 (b)	AUD	90,000	58,805
International Finance Corp 4.5% 10/2/2028	GBP	370,000	489,732
International Finance Corp 4.5% 5/20/2030 (b)	AUD	860,000	581,365
			3,741,923
TOTAL FINANCIALS			20,370,139
Industrials - 0.0%
Ground Transportation - 0.0%
EUROFIMA 0.15% 10/10/2034 (b)	EUR	191,000	169,712
TOTAL MULTI-NATIONAL			20,539,851
NETHERLANDS - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 7/3/2031 (b)	EUR	300,000	351,710
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV 1.75% 5/7/2040 (b)	EUR	160,000	136,097
Heineken NV 3.872% 10/3/2037 (b)	EUR	220,000	247,792
			383,889
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV 0.375% 3/18/2030 (b)	EUR	120,000	123,931
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (b)	EUR	130,000	137,420
Magnum Icc Finance BV 4% 11/26/2037 (b)	EUR	100,000	111,040
			248,460
TOTAL CONSUMER STAPLES			756,280
Financials - 1.4%
Banks - 1.3%
ABN AMRO Bank NV 0.375% 1/14/2035 (b)	EUR	300,000	271,188
ABN AMRO Bank NV 0.5% 9/23/2029 (b)	EUR	300,000	313,505
ABN AMRO Bank NV 1.375% 1/12/2037 (b)	EUR	400,000	377,540
ABN AMRO Bank NV 2.625% 8/30/2027 (b)	EUR	100,000	115,262
ABN AMRO Bank NV 3.875% 1/15/2032 (b)	EUR	100,000	116,017
ABN AMRO Bank NV 4.375% 10/20/2028 (b)	EUR	400,000	472,786
ABN AMRO Bank NV 4.5% 11/21/2034 (b)	EUR	100,000	120,136
ABN AMRO Bank NV 5.125% 2/22/2033 (b)(c)	EUR	200,000	235,845
BNG Bank NV 0% 1/20/2031 (b)	EUR	120,000	120,267
BNG Bank NV 0.75% 1/24/2029 (b)	EUR	2,384,000	2,600,597
BNG Bank NV 3% 1/11/2033 (b)	EUR	1,290,000	1,481,198
BNG Bank NV 3.3% 7/17/2028 (b)	AUD	1,267,000	840,974
Cooperatieve Rabobank UA 0.125% 12/1/2031 (b)	EUR	100,000	98,346
Cooperatieve Rabobank UA 0.625% 2/25/2033 (b)	EUR	100,000	94,285
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	100,000	102,373
Cooperatieve Rabobank UA 1.875% 7/12/2028 (b)(c)	GBP	200,000	254,394
Cooperatieve Rabobank UA 3.064% 2/1/2034 (b)	EUR	400,000	458,097
Cooperatieve Rabobank UA 3.202% 5/6/2036 (b)	EUR	400,000	457,242
Cooperatieve Rabobank UA 4% 1/10/2030 (b)	EUR	500,000	589,194
ING Bank NV 0.75% 2/18/2029 (b)	EUR	100,000	108,786
ING Bank NV 2.5% 9/2/2030 (b)	EUR	400,000	452,562
ING Bank NV 2.625% 1/10/2028 (b)	EUR	100,000	115,152
ING Bank NV 3% 5/21/2034 (b)	EUR	300,000	341,233
ING Groep NV 0.25% 2/1/2030 (b)(c)	EUR	200,000	211,216
ING Groep NV 0.25% 2/18/2029 (b)(c)	EUR	500,000	545,791
ING Groep NV 1% 11/16/2032 (b)(c)	EUR	500,000	556,080
ING Groep NV 2.125% 5/26/2031 (b)(c)	EUR	400,000	462,004
ING Groep NV 3.5% 9/3/2030 (b)(c)	EUR	300,000	345,754
ING Groep NV 3.875% 8/20/2037 (b)(c)	EUR	100,000	112,408
ING Groep NV 4.75% 5/23/2034 (b)(c)	EUR	200,000	241,938
ING Groep NV 4.875% 11/14/2027 (b)(c)	EUR	200,000	233,907
ING Groep NV 4.875% 9/17/2032 (b)(c)	GBP	400,000	514,969
ING Groep NV 5% 2/20/2035 (b)(c)	EUR	100,000	119,277
Nationale-Nederlanden Bank NV/The Netherlands 1% 9/25/2028 (b)	EUR	700,000	771,598
Nationale-Nederlanden Bank NV/The Netherlands 3.25% 5/28/2027 (b)	EUR	200,000	232,443
Nederlandse Waterschapsbank NV 0.75% 10/4/2041 (b)	EUR	748,000	564,096
Nederlandse Waterschapsbank NV 3.3% 5/2/2029 (b)	AUD	40,000	26,211
			15,074,671
Financial Services - 0.0%
EXOR NV 1.75% 1/18/2028 (b)	EUR	170,000	190,712
EXOR NV 3.75% 2/14/2033 (b)	EUR	110,000	125,030
			315,742
Insurance - 0.1%
ASR Nederland NV 3.375% 5/2/2049 (b)(c)	EUR	100,000	113,810
NN Group NV 4.625% 1/13/2048 (b)(c)	EUR	180,000	210,941
			324,751
TOTAL FINANCIALS			15,715,164
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV 2.125% 11/5/2029 (b)	EUR	110,000	121,597
Koninklijke Philips NV 3.25% 5/23/2030 (b)	EUR	220,000	251,370
TOTAL HEALTH CARE			372,967
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 2% 4/6/2029 (b)	EUR	117,000	130,893
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV 4% 5/24/2033 (b)	EUR	120,000	137,015
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV 0.75% 2/18/2027 (b)	EUR	108,000	121,968
CTP NV 1.25% 6/21/2029 (b)	EUR	220,000	235,376
CTP NV 3.625% 3/10/2031 (b)	EUR	120,000	134,967
TOTAL REAL ESTATE			492,311
Utilities - 0.1%
Electric Utilities - 0.1%
Alliander NV 3% 5/6/2033 (b)	EUR	230,000	253,939
Enexis Holding NV 0.75% 7/2/2031 (b)	EUR	100,000	100,478
Enexis Holding NV 3.375% 11/13/2035 (b)	EUR	100,000	111,492
Tennet Netherlands BV 0.875% 6/16/2035 (b)	EUR	574,000	537,797
			1,003,706
Gas Utilities - 0.0%
Nederlandse Gasunie NV 3.5% 4/23/2035 (b)	EUR	140,000	158,214
TOTAL UTILITIES			1,161,920
TOTAL NETHERLANDS			19,118,260
NEW ZEALAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Securities NZ Ltd/London 0.01% 6/8/2028 (b)	EUR	998,000	1,083,032
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA 1.125% 5/31/2029 (b)	EUR	557,000	602,955
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.375% 5/22/2032 (b)	EUR	241,000	245,966
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 3.125% 9/21/2027 (b)(c)	EUR	170,000	196,831
DNB Bank ASA 4% 8/17/2027 (b)(c)	GBP	100,000	132,063
DNB Bank ASA 4.625% 11/1/2029 (b)(c)	EUR	200,000	238,191
SpareBank 1 Boligkreditt AS 0.01% 9/22/2027 (b)	EUR	1,151,000	1,277,385
SpareBank 1 Boligkreditt AS 2.375% 2/13/2030 (b)	EUR	380,000	429,599
			2,274,069
Capital Markets - 0.0%
Kommunalbanken AS 0.05% 10/24/2029 (b)	EUR	500,000	521,598
TOTAL FINANCIALS			2,795,667
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Statkraft AS 3.5% 6/9/2033 (b)	EUR	140,000	159,601
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DNB Boligkreditt AS 0.01% 1/21/2031 (b)	EUR	200,000	200,964
DNB Boligkreditt AS 2.625% 1/28/2030 (b)	EUR	460,000	525,053
TOTAL REAL ESTATE			726,017
TOTAL NORWAY			4,530,206
PORTUGAL - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander Totta SA 3.25% 2/15/2031 (b)	EUR	100,000	116,236
Banco Santander Totta SA 3.375% 4/19/2028 (b)	EUR	400,000	466,687
TOTAL FINANCIALS			582,923
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Finance BV 1.875% 9/21/2029 (b)	EUR	100,000	109,896
EDP Servicios Financieros Espana SA 4.375% 4/4/2032 (b)	EUR	120,000	143,694
TOTAL UTILITIES			253,590
TOTAL PORTUGAL			836,513
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.75% 6/15/2029 (b)	EUR	260,000	301,636
SPAIN - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 0.664% 2/3/2030 (b)	EUR	300,000	312,440
Telefonica Emisiones SA 1.93% 10/17/2031 (b)	EUR	300,000	317,528
Telefonica Emisiones SA 4.055% 1/24/2036 (b)	EUR	200,000	225,258
TOTAL COMMUNICATION SERVICES			855,226
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol Europe Finance Sarl 3.625% 9/5/2034 (b)	EUR	100,000	113,795
Financials - 0.7%
Banks - 0.7%
Banco Bilbao Vizcaya Argentaria SA 3.375% 9/20/2027 (b)	EUR	1,100,000	1,277,202
Banco Bilbao Vizcaya Argentaria SA 3.5% 3/26/2031 (b)	EUR	200,000	232,882
Banco Bilbao Vizcaya Argentaria SA 4% 2/25/2037 (b)(c)	EUR	100,000	113,722
Banco Bilbao Vizcaya Argentaria SA 4.375% 10/14/2029 (b)	EUR	300,000	361,190
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (b)(c)	EUR	300,000	359,273
Banco de Sabadell SA 3.5% 5/27/2031 (b)(c)	EUR	200,000	228,983
Banco Santander SA 0.2% 2/11/2028 (b)	EUR	300,000	328,606
Banco Santander SA 2.125% 2/8/2028 (b)	EUR	100,000	112,989
Banco Santander SA 2.25% 10/4/2032 (b)(c)	GBP	300,000	380,939
Banco Santander SA 2.875% 7/14/2033 (b)	EUR	500,000	564,369
Banco Santander SA 3.25% 4/2/2029 (b)(c)	EUR	300,000	345,636
Banco Santander SA 3.5% 1/9/2030 (b)(c)	EUR	300,000	348,053
Banco Santander SA 3.75% 1/9/2034 (b)	EUR	200,000	230,980
Banco Santander SA 3.875% 4/22/2029 (b)	EUR	400,000	467,882
Banco Santander SA 5.125% 1/25/2030 (b)	GBP	100,000	132,157
Banco Santander SA 5.625% 1/27/2031 (b)(c)	GBP	400,000	533,165
Banco Santander SA 5.75% 8/23/2033 (b)(c)	EUR	100,000	119,749
Bankinter SA 4.375% 5/3/2030 (b)(c)	EUR	200,000	237,583
CaixaBank SA 0.5% 2/9/2029 (b)(c)	EUR	400,000	439,286
CaixaBank SA 0.75% 5/26/2028 (b)(c)	EUR	300,000	337,535
CaixaBank SA 3.375% 6/26/2035 (b)	EUR	100,000	111,443
CaixaBank SA 3.625% 9/19/2032 (b)(c)	EUR	100,000	114,771
CaixaBank SA 3.75% 1/27/2036 (b)(c)	EUR	100,000	112,484
CaixaBank SA 5% 7/19/2029 (b)(c)	EUR	100,000	119,674
CaixaBank SA 5.375% 11/14/2030 (b)(c)	EUR	200,000	245,499
CaixaBank SA 6.25% 2/23/2033 (b)(c)	EUR	600,000	720,213
TOTAL FINANCIALS			8,576,265
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 1.875% 3/26/2032 (b)	EUR	100,000	103,899
Abertis Infraestructuras SA 2.375% 9/27/2027 (b)	EUR	400,000	457,143
TOTAL INDUSTRIALS			561,042
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 1% 9/15/2027 (b)	EUR	400,000	448,576
Cellnex Finance Co SA 3.5% 5/22/2032 (b)	EUR	100,000	112,693
Cellnex Finance Co SA 3.625% 1/24/2029 (b)	EUR	200,000	231,747
TOTAL INFORMATION TECHNOLOGY			793,016
Utilities - 0.1%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (b)	EUR	200,000	228,301
Iberdrola Finanzas SA 3.5% 5/16/2035 (b)	EUR	100,000	112,857
			341,158
Gas Utilities - 0.1%
Naturgy Finance Iberia SA 1.5% 1/29/2028 (b)	EUR	600,000	674,258
TOTAL UTILITIES			1,015,416
TOTAL SPAIN			11,914,760
SWEDEN - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB 0.125% 11/27/2030 (b)	EUR	310,000	308,410
Financials - 0.9%
Banks - 0.7%
Lansforsakringar Hypotek AB 2.75% 3/25/2030 (b)	EUR	490,000	561,047
Lansforsakringar Hypotek AB 3.75% 9/30/2030 (b)	SEK	4,000,000	433,082
Skandinaviska Enskilda Banken AB 0.625% 11/12/2029 (b)	EUR	200,000	208,903
Skandinaviska Enskilda Banken AB 0.75% 11/15/2027 (b)	EUR	100,000	111,765
Skandinaviska Enskilda Banken AB 2.375% 5/8/2030 (b)	EUR	630,000	711,113
Skandinaviska Enskilda Banken AB 3% 11/6/2028 (b)	SEK	4,000,000	423,689
Skandinaviska Enskilda Banken AB 3% 2/10/2032 (b)	EUR	150,000	169,540
Skandinaviska Enskilda Banken AB 3.25% 5/4/2028 (b)	EUR	250,000	291,329
Skandinaviska Enskilda Banken AB 3.75% 2/7/2028 (b)	EUR	160,000	186,675
Stadshypotek AB 0.01% 11/24/2028 (b)	EUR	1,850,000	1,983,367
Stadshypotek AB 2% 9/1/2028 (b)	SEK	10,000,000	1,035,665
Svenska Handelsbanken AB 0.5% 2/18/2030 (b)	EUR	200,000	206,990
Svenska Handelsbanken AB 1.375% 2/23/2029 (b)	EUR	110,000	120,508
Svenska Handelsbanken AB 3.25% 6/1/2033 (b)(c)	EUR	170,000	193,993
Svenska Handelsbanken AB 3.25% 8/27/2031 (b)	EUR	100,000	113,947
Sveriges Sakerstallda Obligationer AB 0.01% 3/14/2030 (b)	EUR	620,000	638,405
Sveriges Sakerstallda Obligationer AB 3.5% 6/14/2028 (b)	SEK	8,000,000	857,155
Swedbank AB 0.3% 5/20/2027 (b)(c)	EUR	240,000	276,669
Swedbank AB 2.1% 5/25/2027 (b)	EUR	108,000	123,745
Swedbank AB 3.25% 9/24/2029 (b)	EUR	230,000	264,303
			8,911,890
Financial Services - 0.2%
Danske Hypotek AB 3.5% 12/15/2027 (b)	SEK	8,000,000	855,626
Investor AB 0.375% 10/29/2035 (b)	EUR	110,000	92,678
Investor AB 1.5% 9/12/2030 (b)	EUR	220,000	233,973
Swedbank Hypotek AB 3% 10/29/2030 (b)	SEK	2,800,000	293,825
Swedbank Hypotek AB 3% 3/28/2029 (b)	SEK	1,900,000	201,131
Swedbank Hypotek AB 3.125% 7/5/2028 (b)	EUR	390,000	453,364
			2,130,597
TOTAL FINANCIALS			11,042,487
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Akelius Residential Property Financing BV 1% 1/17/2028 (b)	EUR	100,000	109,292
Balder Finland Oyj 1% 1/20/2029 (b)	EUR	130,000	138,274
Fastighets AB Balder 1.25% 1/28/2028 (b)	EUR	108,000	119,059
Heimstaden Bostad AB 3.875% 11/5/2029 (b)	EUR	140,000	160,051
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (b)	EUR	135,000	148,032
TOTAL REAL ESTATE			674,708
Utilities - 0.0%
Electric Utilities - 0.0%
Vattenfall AB 0.125% 2/12/2029 (b)	EUR	108,000	114,479
TOTAL SWEDEN			12,140,084
SWITZERLAND - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom Finance BV 0.375% 11/14/2028 (b)	EUR	590,000	634,667
Swisscom Finance BV 3.5% 8/29/2028 (b)	EUR	680,000	790,940
TOTAL COMMUNICATION SERVICES			1,425,607
Financials - 0.8%
Banks - 0.5%
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 3/13/2028 (b)	CHF	600,000	744,816
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 7/25/2031 (b)	CHF	340,000	412,590
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.1% 12/3/2031 (b)	CHF	795,000	967,176
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.125% 3/23/2032 (b)	CHF	1,000,000	1,214,916
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.5% 11/24/2028 (b)	CHF	40,000	50,146
UBS AG/Australia 5.808% 11/24/2028 (b)	AUD	90,000	62,832
UBS AG/London 0.25% 9/1/2028 (b)	EUR	1,090,000	1,168,160
			4,620,636
Capital Markets - 0.1%
UBS Group AG 0.65% 1/14/2028 (b)(c)	EUR	100,000	113,539
UBS Group AG 1% 6/24/2027 (b)(c)	EUR	150,000	172,761
UBS Group AG 2.125% 11/15/2029 (b)(c)	GBP	130,000	158,973
UBS Group AG 2.875% 4/2/2032 (b)(c)	EUR	590,000	655,042
UBS Group AG 3.25% 2/12/2034 (b)(c)	EUR	250,000	276,540
			1,376,855
Financial Services - 0.2%
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 10/26/2029 (b)	CHF	50,000	61,478
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 8/26/2049 (b)	CHF	520,000	503,269
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 12/19/2031 (b)	CHF	1,270,000	1,547,513
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 3/19/2031 (b)	CHF	460,000	562,911
			2,675,171
Insurance - 0.0%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (b)(c)	EUR	120,000	135,303
Zurich Finance Ireland Designated Activity Co 1.625% 6/17/2039 (b)	EUR	100,000	87,409
			222,712
TOTAL FINANCIALS			8,895,374
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Lonza Finance International NV 3.875% 4/24/2036 (b)	EUR	100,000	113,434
Industrials - 0.0%
Building Products - 0.0%
ABB Finance BV 0% 1/19/2030 (b)	EUR	130,000	132,585
Materials - 0.0%
Chemicals - 0.0%
Firmenich Productions Participations SAS 1.75% 4/30/2030 (b)	EUR	290,000	313,668
Construction Materials - 0.0%
Holcim Finance Luxembourg SA 0.5% 4/23/2031 (b)	EUR	130,000	128,566
TOTAL MATERIALS			442,234
TOTAL SWITZERLAND			11,009,234
UNITED KINGDOM - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 3.625% 11/21/2047 (b)	GBP	110,000	94,899
British Telecommunications PLC 3.75% 1/3/2035 (b)	EUR	100,000	112,448
British Telecommunications PLC 3.75% 5/13/2031 (b)	EUR	270,000	313,769
			521,116
Media - 0.0%
Informa PLC 1.25% 4/22/2028 (b)	EUR	250,000	276,091
WPP Finance SA 4.125% 5/30/2028 (b)	EUR	170,000	197,979
			474,070
Wireless Telecommunication Services - 0.1%
CK Hutchison Group Telecom Finance SA 1.125% 10/17/2028 (b)	EUR	100,000	109,047
Vodafone Group PLC 6.375% 7/3/2050 (b)	GBP	110,000	139,721
Vodafone International Financing DAC 3.75% 12/2/2034 (b)	EUR	330,000	374,508
			623,276
TOTAL COMMUNICATION SERVICES			1,618,462
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.0%
WPP Finance 2013 3.625% 6/9/2031 (b)	EUR	110,000	121,510
Hotels, Restaurants & Leisure - 0.0%
Compass Group Finance Netherlands BV 3% 3/8/2030 (b)	EUR	220,000	250,630
Household Durables - 0.1%
Clarion Funding PLC 1.25% 11/13/2032 (b)	GBP	120,000	122,154
Clarion Funding PLC 1.875% 1/22/2035 (b)	GBP	160,000	154,757
			276,911
TOTAL CONSUMER DISCRETIONARY			649,051
Consumer Staples - 0.3%
Beverages - 0.1%
CCEP Finance Ireland DAC 0.875% 5/6/2033 (b)	EUR	210,000	200,629
Coca-Cola Europacific Partners PLC 0.7% 9/12/2031 (b)	EUR	170,000	168,903
Diageo Capital BV 1.5% 6/8/2029 (b)	EUR	240,000	262,537
Diageo Finance PLC 2.75% 6/8/2038 (b)	GBP	150,000	144,547
Diageo Finance PLC 3.125% 2/28/2031 (b)	EUR	270,000	306,412
			1,083,028
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 1.875% 11/2/2028 (b)	GBP	380,000	465,229
Household Products - 0.0%
Reckitt Benckiser Treasury Services Nederland BV 0.75% 5/19/2030 (b)	EUR	400,000	414,511
Personal Care Products - 0.0%
Unilever Finance Netherlands BV 3.5% 2/15/2037 (b)	EUR	390,000	434,661
Tobacco - 0.2%
BAT International Finance PLC 2.25% 6/26/2028 (b)	GBP	240,000	298,156
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	160,000	186,368
BAT Netherlands Finance BV 3.125% 4/7/2028 (b)	EUR	100,000	115,347
BAT Netherlands Finance BV 5.375% 2/16/2031 (b)	EUR	260,000	321,689
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (b)	EUR	220,000	268,663
			1,190,223
TOTAL CONSUMER STAPLES			3,587,652
Financials - 1.2%
Banks - 0.8%
Barclays PLC 0.577% 8/9/2029 (b)(c)	EUR	810,000	874,915
Barclays PLC 1.106% 5/12/2032 (b)(c)	EUR	110,000	111,055
Barclays PLC 3.25% 1/17/2033	GBP	399,000	451,140
Barclays PLC 4.506% 1/31/2033 (b)(c)	EUR	170,000	201,334
Barclays PLC 4.973% 5/31/2036 (b)(c)	EUR	130,000	153,968
Barclays PLC 5.746% 7/31/2032 (b)(c)	GBP	130,000	172,425
HSBC Holdings PLC 3% 5/29/2030 (c)	GBP	130,000	160,761
HSBC Holdings PLC 3% 7/22/2028 (c)	GBP	110,000	141,777
HSBC Holdings PLC 3.313% 5/13/2030 (b)(c)	EUR	230,000	263,533
HSBC Holdings PLC 3.445% 9/25/2030 (b)(c)	EUR	200,000	229,575
HSBC Holdings PLC 3.608% 12/1/2033 (b)(c)	EUR	170,000	192,563
HSBC Holdings PLC 3.755% 5/20/2029 (b)(c)	EUR	210,000	244,185
HSBC Holdings PLC 3.911% 5/13/2034 (b)(c)	EUR	130,000	148,751
HSBC Holdings PLC 4.768% 8/28/2031 (b)(c)	AUD	270,000	178,893
HSBC Holdings PLC 6.364% 11/16/2032 (b)(c)	EUR	600,000	718,825
HSBC Holdings PLC 8.201% 11/16/2034 (b)(c)	GBP	470,000	669,855
Lloyds Bank PLC 0.125% 9/23/2029 (b)	EUR	100,000	104,669
Lloyds Banking Group PLC 1.985% 12/15/2031 (c)	GBP	934,000	1,218,822
Lloyds Banking Group PLC 2% 4/12/2028 (b)(c)	GBP	140,000	179,425
Lloyds Banking Group PLC 3.5% 11/6/2030 (b)(c)	EUR	210,000	241,850
Lloyds Banking Group PLC 5.189% 5/28/2031 (b)(c)	AUD	370,000	249,668
Lloyds Banking Group PLC 5.25% 10/16/2031 (b)(c)	GBP	140,000	183,905
Lloyds Banking Group PLC 5.802% 3/17/2029 (c)	AUD	100,000	69,272
Lloyds Banking Group PLC 6.625% 6/2/2033 (b)(c)	GBP	160,000	215,983
NatWest Group PLC 1.043% 9/14/2032 (b)(c)	EUR	710,000	793,016
NatWest Group PLC 3.575% 9/12/2032 (b)(c)	EUR	240,000	274,820
NatWest Group PLC 3.632% 9/3/2034 (b)(c)	EUR	110,000	123,960
NatWest Group PLC 4.771% 2/16/2029 (b)(c)	EUR	120,000	141,990
NatWest Markets PLC 5.899% 8/23/2028 (b)	AUD	490,000	340,895
NatWest Markets PLC 6.375% 11/8/2027 (b)	GBP	280,000	377,246
Santander UK Group Holdings PLC 7.098% 11/16/2027 (b)(c)	GBP	110,000	147,504
Santander UK PLC 3% 3/12/2029 (b)	EUR	390,000	450,486
Standard Chartered PLC 0.8% 11/17/2029 (b)(c)	EUR	110,000	118,575
Standard Chartered PLC 0.85% 1/27/2028 (b)(c)	EUR	107,000	121,574
Standard Chartered PLC 4.196% 3/4/2032 (b)(c)	EUR	120,000	140,319
			10,407,534
Capital Markets - 0.0%
London Stock Exchange Group PLC 1.75% 9/19/2029 (b)	EUR	110,000	119,282
Consumer Finance - 0.1%
Motability Operations Group PLC 1.5% 1/20/2041 (b)	GBP	340,000	244,419
Motability Operations Group PLC 3.5% 7/17/2031 (b)	EUR	330,000	376,432
Motability Operations Group PLC 4.25% 6/17/2035 (b)	EUR	130,000	150,402
			771,253
Financial Services - 0.2%
LCR Finance PLC 5.1% 3/7/2051	GBP	93,000	113,154
M&G PLC 5.625% 10/20/2051 (b)(c)	GBP	104,000	135,090
Nationwide Building Society 0.625% 3/25/2027 (b)	EUR	903,000	1,022,757
Nationwide Building Society 3% 3/3/2030 (b)	EUR	320,000	363,135
Nationwide Building Society 3.125% 8/18/2032 (b)	EUR	120,000	134,530
Nationwide Building Society 5.532% 1/13/2033 (b)(c)	GBP	100,000	132,028
Nationwide Building Society 6.178% 12/7/2027 (b)(c)	GBP	110,000	146,840
			2,047,534
Insurance - 0.1%
Aviva PLC 6.875% 11/27/2053 (b)(c)	GBP	220,000	302,209
Legal & General Group PLC 5.125% 11/14/2048 (b)(c)	GBP	340,000	444,565
Pension Insurance Corp PLC 5.625% 9/20/2030 (b)	GBP	100,000	130,113
Standard Life PLC 5.867% 6/13/2029 (b)	GBP	100,000	132,786
Swiss RE Subordinated Finance PLC 3.89% 3/26/2033 (b)(c)	EUR	100,000	113,786
			1,123,459
TOTAL FINANCIALS			14,469,062
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 3.278% 8/5/2033 (b)	EUR	130,000	147,903
GlaxoSmithKline Capital PLC 1.625% 5/12/2035 (b)	GBP	140,000	134,752
GSK Capital BV 3.25% 11/19/2036 (b)	EUR	110,000	120,485
TOTAL HEALTH CARE			403,140
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 7.375% 7/31/2050 (b)	GBP	120,000	165,026
AA Bond Co Ltd 8.45% 7/31/2050 (b)	GBP	130,000	179,435
			344,461
Transportation Infrastructure - 0.1%
Gatwick Funding Ltd 2.5% 4/15/2032 (b)	GBP	220,000	262,032
Gatwick Funding Ltd 3.875% 6/24/2035 (b)	EUR	120,000	134,604
Heathrow Funding Ltd 2.625% 3/16/2028 (b)	GBP	440,000	550,333
Heathrow Funding Ltd 3.661% 1/13/2033 (b)	CAD	215,000	151,795
Heathrow Funding Ltd 4.5% 7/11/2035 (b)	EUR	160,000	189,008
Heathrow Funding Ltd 4.9% 8/6/2039	CAD	90,000	65,053
Manchester Airport Group Funding PLC 2.875% 9/30/2044 (b)	GBP	130,000	105,169
			1,457,994
TOTAL INDUSTRIALS			1,802,455
Real Estate - 0.1%
Industrial REITs - 0.0%
Segro PLC 2.375% 10/11/2029 (b)	GBP	250,000	301,781
Real Estate Management & Development - 0.1%
Land Securities Capital Markets PLC 2.375% 3/29/2029 (b)	GBP	160,000	205,808
Land Securities Capital Markets PLC 4.75% 9/18/2033 (b)	GBP	140,000	180,824
London & Quadrant Housing Trust 2% 3/31/2032 (b)	GBP	112,000	122,064
London & Quadrant Housing Trust 2.25% 7/20/2029 (b)	GBP	160,000	191,732
Places for People Homes Ltd 3.625% 11/22/2028 (b)	GBP	190,000	240,825
			941,253
TOTAL REAL ESTATE			1,243,034
Utilities - 0.4%
Electric Utilities - 0.1%
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (b)	GBP	250,000	307,489
National Grid Electricity Transmission PLC 0.823% 7/7/2032 (b)	EUR	140,000	135,104
National Grid Electricity Transmission PLC 5.221% 9/16/2031 (b)	CAD	200,000	150,694
Northern Powergrid Yorkshire PLC 2.25% 10/9/2059 (b)	GBP	100,000	56,966
Scottish Hydro Electric Transmission PLC 3.375% 11/2/2033 (b)	EUR	100,000	111,878
South Eastern Power Networks PLC 1.75% 9/30/2034 (b)	GBP	100,000	98,226
SSE PLC 3.5% 3/18/2032 (b)	EUR	130,000	148,545
			1,008,902
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.1% 9/15/2036 (b)	GBP	100,000	100,830
Multi-Utilities - 0.1%
Cadent Finance PLC 3.125% 3/21/2040 (b)	GBP	100,000	91,484
Cadent Finance PLC 4.25% 7/5/2029 (b)	EUR	270,000	319,078
National Grid PLC 0.163% 1/20/2028 (b)	EUR	220,000	240,648
National Grid PLC 0.25% 9/1/2028 (b)	EUR	130,000	139,946
National Grid PLC 3.875% 1/16/2029 (b)	EUR	220,000	257,416
			1,048,572
Water Utilities - 0.2%
Anglian Water Services Financing PLC 5.375% 11/10/2033 (b)	GBP	120,000	152,267
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	250,000	332,360
DWR Cymru Financing UK PLC 2.5% 3/31/2036 (b)	GBP	110,000	105,513
Northumbrian Water Finance PLC 5.5% 10/2/2037 (b)	GBP	100,000	122,015
Severn Trent Utilities Finance PLC 2.625% 2/22/2033 (b)	GBP	210,000	231,301
Severn Trent Utilities Finance PLC 4% 3/5/2034 (b)	EUR	110,000	127,125
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	100,000	121,791
SW Finance I PLC 1.625% 3/30/2027 (b)	GBP	150,000	190,377
SW Finance I PLC 2.375% 5/28/2028 (b)	GBP	320,000	393,511
SW Finance I PLC 6.875% 8/7/2032 (b)	GBP	100,000	134,513
United Utilities Water Finance PLC 0.875% 10/28/2029 (b)	GBP	200,000	229,435
United Utilities Water Finance PLC 1.75% 2/10/2038 (b)	GBP	210,000	173,553
United Utilities Water Finance PLC 3.75% 5/23/2034 (b)	EUR	100,000	113,556
Wessex Water Services Finance PLC 1.25% 1/12/2036 (b)	GBP	110,000	93,139
Yorkshire Water Finance PLC 1.75% 10/27/2032 (b)	GBP	220,000	225,068
Yorkshire Water Finance PLC 5.25% 4/28/2030 (b)	GBP	110,000	143,233
			2,888,757
TOTAL UTILITIES			5,047,061
TOTAL UNITED KINGDOM			28,819,917
UNITED STATES - 4.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.05% 5/19/2032	EUR	370,000	388,526
AT&T Inc 2.6% 5/19/2038	EUR	210,000	204,032
AT&T Inc 4.875% 6/1/2044	GBP	290,000	314,015
AT&T Inc 7% 4/30/2040	GBP	100,000	139,054
Comcast Corp 1.875% 2/20/2036	GBP	405,000	376,962
Verizon Communications Inc 1.125% 9/19/2035	EUR	220,000	196,740
Verizon Communications Inc 1.3% 5/18/2033	EUR	120,000	117,046
Verizon Communications Inc 3.375% 10/27/2036	GBP	486,000	511,516
Verizon Communications Inc 3.75% 2/28/2036	EUR	160,000	179,854
			2,427,745
Entertainment - 0.0%
Netflix Inc 3.625% 6/15/2030 (b)	EUR	100,000	116,478
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	340,000	374,384
Alphabet Inc 4.375% 11/6/2064	EUR	190,000	207,255
			581,639
Media - 0.0%
Time Warner Cable LLC 5.75% 6/2/2031	GBP	110,000	143,301
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 3.15% 2/11/2032	EUR	350,000	393,272
TOTAL COMMUNICATION SERVICES			3,662,435
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Robert Bosch Finance LLC 2.75% 5/28/2028 (b)	EUR	500,000	570,294
Automobiles - 0.1%
American Honda Finance Corp 3.95% 3/19/2032	EUR	150,000	171,822
Ford Credit Canada Co Cie Credit Ford Du Canada 4.222% 1/10/2028	CAD	300,000	215,666
General Motors Financial Co Inc 3.9% 1/12/2028 (b)	EUR	100,000	116,272
General Motors Financial Co Inc 4% 7/10/2030 (b)	EUR	170,000	198,225
Stellantis NV 2.75% 4/1/2032 (b)	EUR	200,000	206,123
Stellantis NV 3.375% 11/19/2028 (b)	EUR	350,000	399,216
Stellantis NV 3.875% 6/6/2031 (b)	EUR	120,000	133,768
Stellantis NV 4% 3/19/2034 (b)	EUR	100,000	107,140
			1,548,232
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc 4.125% 5/12/2033	EUR	430,000	503,600
Booking Holdings Inc 4.5% 11/15/2031	EUR	150,000	180,229
Booking Holdings Inc 4.5% 5/9/2046	EUR	110,000	120,466
McDonald's Corp 1.6% 3/15/2031 (b)	EUR	200,000	210,603
McDonald's Corp 3% 5/31/2034 (b)	EUR	130,000	141,051
McDonald's Corp 4.107% 8/21/2032	CAD	370,000	265,868
			1,421,817
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp 0.25% 2/25/2028	EUR	606,000	641,220
TOTAL CONSUMER DISCRETIONARY			4,181,563
Consumer Staples - 0.4%
Beverages - 0.1%
Coca-Cola Co/The 0.375% 3/15/2033	EUR	906,000	846,356
PepsiCo Inc 0.4% 10/9/2032	EUR	440,000	416,429
			1,262,785
Consumer Staples Distribution & Retail - 0.1%
Mondelez International Holdings Netherlands BV 0.25% 9/9/2029 (b)	EUR	310,000	322,186
Mondelez International Holdings Netherlands BV 0.875% 10/1/2031 (b)	EUR	110,000	110,322
Nestle Finance International Ltd 0.25% 6/14/2029 (b)	EUR	120,000	127,385
Nestle Finance International Ltd 1.25% 11/2/2029 (b)	EUR	30,000	32,611
Nestle Finance International Ltd 3% 1/23/2031 (b)	EUR	200,000	229,634
Nestle Finance International Ltd 3.25% 1/23/2037 (b)	EUR	290,000	318,984
Nestle Holdings Inc 1.375% 6/23/2033 (b)	GBP	120,000	123,997
			1,265,119
Food Products - 0.0%
General Mills Inc 3.907% 4/13/2029	EUR	210,000	245,807
Mondelez International Inc 4.625% 7/3/2031	CAD	210,000	155,152
			400,959
Household Products - 0.1%
Procter & Gamble Co/The 1.8% 5/3/2029	GBP	381,000	464,892
Procter & Gamble Co/The 3.25% 8/2/2031	EUR	240,000	277,125
			742,017
Personal Care Products - 0.0%
Haleon Netherlands Capital BV 1.75% 3/29/2030 (b)	EUR	190,000	205,823
Tobacco - 0.1%
Altria Group Inc 2.2% 6/15/2027	EUR	398,000	455,637
Altria Group Inc 3.125% 6/15/2031	EUR	174,000	194,811
Philip Morris International Inc 1.45% 8/1/2039	EUR	100,000	81,078
Philip Morris International Inc 2% 5/9/2036	EUR	210,000	198,839
			930,365
TOTAL CONSUMER STAPLES			4,807,068
Energy - 0.1%
Energy Equipment & Services - 0.0%
Schlumberger Finance BV 2% 5/6/2032 (b)	EUR	230,000	242,745
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets BV 0.933% 12/4/2040 (b)	EUR	290,000	210,254
BP Capital Markets BV 1.467% 9/21/2041 (b)	EUR	100,000	76,743
BP Capital Markets PLC 1.637% 6/26/2029 (b)	EUR	100,000	109,448
Exxon Mobil Corp 0.835% 6/26/2032	EUR	160,000	158,086
Shell International Finance BV 0.5% 11/8/2031 (b)	EUR	310,000	305,771
Shell International Finance BV 1.25% 11/11/2032 (b)	EUR	130,000	130,527
			990,829
TOTAL ENERGY			1,233,574
Financials - 1.6%
Banks - 0.6%
Bank of America Corp 0.654% 10/26/2031 (b)(c)	EUR	200,000	202,367
Bank of America Corp 0.694% 3/22/2031 (b)(c)	EUR	486,000	501,720
Bank of America Corp 1.667% 6/2/2029 (b)(c)	GBP	100,000	123,223
Bank of America Corp 2.824% 4/27/2033 (b)(c)	EUR	160,000	175,550
Bank of America Corp 3.485% 3/10/2034 (b)(c)	EUR	160,000	180,789
Citigroup Inc 2.928% 10/22/2030 (c)	EUR	250,000	283,012
Citigroup Inc 4.112% 9/22/2033 (b)(c)	EUR	220,000	257,947
Citigroup Inc 4.113% 4/29/2036 (c)	EUR	110,000	126,445
Citigroup Inc 4.55% 6/3/2035 (c)	CAD	220,000	159,250
Citigroup Inc 5.07% 4/29/2028 (c)	CAD	1,560,000	1,142,259
John Deere Bank SA 3.3% 10/15/2029 (b)	EUR	200,000	229,889
JPMorgan Chase & Co 0.389% 2/24/2028 (b)(c)	EUR	792,000	894,259
JPMorgan Chase & Co 0.597% 2/17/2033 (b)(c)	EUR	160,000	154,842
JPMorgan Chase & Co 1.001% 7/25/2031 (b)(c)	EUR	100,000	103,555
JPMorgan Chase & Co 1.638% 5/18/2028 (b)(c)	EUR	210,000	238,679
JPMorgan Chase & Co 3.588% 1/23/2036 (b)(c)	EUR	380,000	424,675
Wells Fargo & Co 2.125% 9/24/2031 (b)	GBP	350,000	394,436
Wells Fargo & Co 5.083% 4/26/2028 (c)	CAD	1,570,000	1,149,488
			6,742,385
Capital Markets - 0.3%
Athene Global Funding 2.47% 6/9/2028 (b)	CAD	510,000	354,144
Athene Global Funding 3.41% 2/25/2030 (b)	EUR	300,000	336,170
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	EUR	150,000	168,771
GA Global Funding Trust 4.858% 7/22/2033 (b)	CAD	170,000	120,689
Goldman Sachs Group Inc/The 0.75% 3/23/2032 (b)	EUR	170,000	165,482
Goldman Sachs Group Inc/The 1% 3/18/2033 (b)	EUR	70,000	67,005
Goldman Sachs Group Inc/The 1.25% 2/7/2029 (b)	EUR	50,000	54,527
Goldman Sachs Group Inc/The 1.875% 12/16/2030 (b)	GBP	100,000	114,370
Goldman Sachs Group Inc/The 2% 11/1/2028 (b)	EUR	51,000	57,108
Goldman Sachs Group Inc/The 3.125% 7/25/2029 (b)	GBP	27,000	33,580
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (b)(c)	EUR	180,000	204,359
Goldman Sachs Group Inc/The 3.625% 10/29/2029 (b)(c)	GBP	450,000	573,390
Morgan Stanley 0.495% 10/26/2029 (c)	EUR	100,000	107,332
Morgan Stanley 1.102% 4/29/2033 (c)	EUR	493,000	485,548
Morgan Stanley 3.749% 11/7/2036 (c)	EUR	240,000	267,537
Morgan Stanley 3.79% 3/21/2030 (c)	EUR	350,000	407,344
Morgan Stanley 4.656% 3/2/2029 (c)	EUR	330,000	390,114
Morgan Stanley 5.789% 11/18/2033 (c)	GBP	170,000	228,315
Nasdaq Inc 0.875% 2/13/2030	EUR	100,000	104,689
			4,240,474
Consumer Finance - 0.1%
Ford Motor Credit Co LLC 4.165% 11/21/2028	EUR	160,000	185,101
Ford Motor Credit Co LLC 4.867% 8/3/2027	EUR	320,000	374,494
Ford Motor Credit Co LLC 5.625% 10/9/2028	GBP	280,000	368,978
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	130,000	156,447
General Motors Financial of Canada Ltd 3.15% 2/8/2027	CAD	200,000	143,676
John Deere Financial Ltd 4.45% 6/21/2030	AUD	290,000	191,440
			1,420,136
Financial Services - 0.4%
Berkshire Hathaway Inc 2.15% 3/15/2028	EUR	797,000	905,184
CRH SMW Finance DAC 4% 7/11/2031 (b)	EUR	120,000	140,688
DH Europe Finance II Sarl 0.75% 9/18/2031	EUR	456,000	456,415
DH Europe Finance II Sarl 1.35% 9/18/2039	EUR	192,000	159,265
Fidelity National Information Services Inc 1.5% 5/21/2027	EUR	758,000	858,673
Fiserv Inc 1.625% 7/1/2030	EUR	320,000	335,533
Nestle Capital Corp 4.55% 3/13/2030 (b)	AUD	1,740,000	1,168,159
Upjohn Finance BV 1.362% 6/23/2027 (b)	EUR	460,000	520,282
Visa Inc 2.375% 6/15/2034	EUR	210,000	222,628
			4,766,827
Insurance - 0.2%
Berkshire Hathaway Fin Corp 2.375% 6/19/2039	GBP	270,000	239,516
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	639,000	715,297
MassMutual Global Funding II 4.127% 7/15/2032 (b)	CAD	220,000	157,994
Metropolitan Life Global Funding I 0.5% 5/25/2029 (b)	EUR	100,000	105,629
Metropolitan Life Global Funding I 1.625% 10/12/2028 (b)	GBP	110,000	134,110
Metropolitan Life Global Funding I 2.45% 1/12/2029 (b)	CAD	230,000	160,885
Metropolitan Life Global Funding I 3.625% 3/26/2034 (b)	EUR	110,000	124,846
New York Life Global Funding 0.125% 7/23/2030 (b)	CHF	215,000	259,231
New York Life Global Funding 3.625% 1/9/2030 (b)	EUR	190,000	219,627
			2,117,135
TOTAL FINANCIALS			19,286,957
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe BV 3.25% 3/8/2034	EUR	170,000	188,784
Becton Dickinson & Co 3.828% 6/7/2032	EUR	110,000	126,952
Becton Dickinson Euro Finance Sarl 4.029% 6/7/2036	EUR	130,000	148,597
Medtronic Global Holdings SCA 1.625% 10/15/2050	EUR	170,000	112,212
Medtronic Global Holdings SCA 1.75% 7/2/2049	EUR	227,000	158,356
Medtronic Inc 4.2% 10/15/2045	EUR	100,000	110,645
Stryker Corp 1% 12/3/2031	EUR	200,000	201,321
Thermo Fisher Scientific Finance I BV 1.625% 10/18/2041	EUR	150,000	120,549
Thermo Fisher Scientific Finance I BV 2% 10/18/2051	EUR	170,000	123,081
			1,290,497
Health Care Providers & Services - 0.1%
McKesson Corp 3.125% 2/17/2029	GBP	573,000	721,044
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc 1.875% 10/1/2049	EUR	106,000	76,772
Pharmaceuticals - 0.2%
Eli Lilly & Co 1.7% 11/1/2049	EUR	140,000	101,670
Johnson & Johnson 3.2% 6/1/2032	EUR	260,000	298,873
Johnson & Johnson 3.35% 2/26/2037	EUR	110,000	122,348
Johnson & Johnson 3.6% 2/26/2045	EUR	160,000	171,700
MSD Netherlands Capital BV 3.25% 5/30/2032	EUR	170,000	193,645
MSD Netherlands Capital BV 3.7% 5/30/2044	EUR	100,000	105,569
Novartis Finance SA 1.375% 8/14/2030 (b)	EUR	340,000	364,675
Pfizer Inc 2.735% 6/15/2043 (b)	GBP	110,000	93,185
Pfizer Netherlands International Finance BV 3.25% 5/19/2032	EUR	220,000	250,604
Roche Finance Europe BV 3.227% 5/3/2030 (b)	EUR	380,000	440,363
Roche Finance Europe BV 3.564% 5/3/2044 (b)	EUR	130,000	139,856
Sanofi SA 0.875% 3/21/2029 (b)	EUR	700,000	758,538
			3,041,026
TOTAL HEALTH CARE			5,129,339
Industrials - 0.3%
Aerospace & Defense - 0.0%
GE Aerospace 2.125% 5/17/2037	EUR	230,000	223,885
Air Freight & Logistics - 0.0%
FedEx Corp 0.95% 5/4/2033	EUR	371,000	345,529
Building Products - 0.1%
Carrier Global Corp 4.125% 5/29/2028	EUR	260,000	304,816
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 3.125% 12/11/2033	EUR	100,000	110,054
			414,870
Electrical Equipment - 0.2%
Schneider Electric SE 3% 1/10/2031 (b)	EUR	300,000	341,083
Schneider Electric SE 3.25% 11/9/2027 (b)	EUR	1,100,000	1,273,554
Schneider Electric SE 3.624% 9/2/2037 (b)	EUR	100,000	112,338
			1,726,975
Industrial Conglomerates - 0.0%
Honeywell International Inc 0.75% 3/10/2032	EUR	150,000	146,972
Machinery - 0.0%
CNH Industrial NV 3.75% 6/11/2031 (b)	EUR	140,000	160,382
Illinois Tool Works Inc 1% 6/5/2031	EUR	100,000	102,397
			262,779
Marine Transportation - 0.0%
AP Moller - Maersk A/S 3.75% 3/5/2032 (b)	EUR	120,000	139,070
TOTAL INDUSTRIALS			3,260,080
Information Technology - 0.1%
IT Services - 0.0%
IBM Corporation 1.2% 2/11/2040	EUR	272,000	212,349
IBM Corporation 4% 2/6/2043	EUR	100,000	107,918
IBM Corporation 4.875% 2/6/2038	GBP	140,000	165,724
			485,991
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 0.5% 11/15/2031	EUR	911,000	909,486
TOTAL INFORMATION TECHNOLOGY			1,395,477
Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc 0.5% 5/5/2028	EUR	1,223,000	1,336,234
Dow Chemical Co/The 1.875% 3/15/2040	EUR	232,000	185,674
Linde PLC 0.375% 9/30/2033 (b)	EUR	200,000	182,241
Linde PLC 1% 9/30/2051 (b)	EUR	100,000	56,128
Linde PLC 1.625% 3/31/2035 (b)	EUR	300,000	289,315
TOTAL MATERIALS			2,049,592
Real Estate - 0.4%
Diversified REITs - 0.1%
Digital Dutch Finco BV 1.5% 3/15/2030 (b)	EUR	100,000	105,930
Digital Intrepid Holding BV 0.625% 7/15/2031 (b)	EUR	280,000	271,161
Equinix Canada Financing Ltd 4% 11/15/2032	CAD	210,000	147,006
Equinix Europe 2 Financing Corp LLC 3.25% 3/15/2031	EUR	210,000	235,428
WPC Eurobond BV 0.95% 6/1/2030	EUR	200,000	205,376
			964,901
Industrial REITs - 0.2%
Prologis Euro Finance LLC 1.875% 1/5/2029	EUR	900,000	995,861
Prologis Euro Finance LLC 4% 5/5/2034	EUR	140,000	160,407
Prologis LP 2.25% 6/30/2029	GBP	619,000	753,656
Prologis LP 4.2% 2/15/2033	CAD	250,000	178,469
			2,088,393
Real Estate Management & Development - 0.1%
Digital Euro Finco LLC 1.125% 4/9/2028 (b)	EUR	440,000	484,424
Digital Euro Finco LLC 4.25% 11/20/2037 (b)	EUR	120,000	131,891
			616,315
Retail REITs - 0.0%
Realty Income Corp 1.75% 7/13/2033	GBP	413,000	420,451
Specialized REITs - 0.0%
American Tower Corp 1% 1/15/2032	EUR	140,000	137,854
American Tower Corp 3.625% 5/30/2032	EUR	100,000	113,866
Public Storage Operating Co 0.875% 1/24/2032	EUR	245,000	239,289
			491,009
TOTAL REAL ESTATE			4,581,069
Utilities - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp 3.1% 6/15/2028	EUR	220,000	252,519
NextEra Energy Capital Holdings Inc 4.496% 5/15/2056 (c)	EUR	120,000	133,358
NextEra Energy Capital Holdings Inc 4.67% 6/12/2035	CAD	100,000	72,144
			458,021
Gas Utilities - 0.0%
National Grid North America Inc 3.247% 11/25/2029 (b)	EUR	470,000	538,614
National Grid North America Inc 3.631% 9/3/2031 (b)	EUR	130,000	149,367
			687,981
TOTAL UTILITIES			1,146,002
TOTAL UNITED STATES			50,733,156
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $348,080,321)			344,214,455

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
FRANCE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE 2% (b)(c)(d)	EUR	1,020,000	1,183,797
TotalEnergies SE 2.125% (b)(c)(d)	EUR	160,000	161,508
TOTAL ENERGY			1,345,305
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA 1.5% (b)(c)(d)	EUR	300,000	331,736
Veolia Environnement SA 1.625% (b)(c)(d)	EUR	100,000	115,535
TOTAL UTILITIES			447,271
TOTAL FRANCE			1,792,576
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 3.875% (b)(c)(d)	EUR	500,000	593,441
Volkswagen International Finance NV 4.625% (b)(c)(d)	EUR	300,000	359,007

TOTAL GERMANY			952,448
ITALY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.375% (b)(c)(d)	EUR	220,000	250,564
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA 1.375% (b)(c)(d)	EUR	600,000	675,190
Enel SpA 6.375% (b)(c)(d)	EUR	100,000	125,154
TOTAL UTILITIES			800,344
TOTAL ITALY			1,050,908
SPAIN - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol International Finance BV 4.247% (b)(c)(d)	EUR	200,000	235,240
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 1.575% (b)(c)(d)	EUR	300,000	337,538
Iberdrola International BV 1.825% (b)(c)(d)	EUR	100,000	107,049
TOTAL UTILITIES			444,587
TOTAL SPAIN			679,827
UNITED KINGDOM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(c)(d)	GBP	216,000	295,829
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.25% (b)(c)(d)	GBP	210,000	283,130
TOTAL PREFERRED SECURITIES (Cost $4,614,099)			5,054,718

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,298,809,631)	1,225,730,666
NET OTHER ASSETS (LIABILITIES) - 0.3%	4,304,113
NET ASSETS - 100.0%	1,230,034,779

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
Eurex Deutschland German Federal Republic Contracts (Germany)	19	6/2026	2,534,976	(36,458)
ICE Long GILT Futures (United Kingdom)	7	6/2026	813,392	(42,802)

TOTAL FUTURES CONTRACTS				(79,260)
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	112,000	USD	79,275	Brown Brothers Harriman & Co.	4/2026	(2,000)
AUD	74,000	USD	51,705	JPMorgan Chase Bank NA	4/2026	(648)
AUD	25,000	USD	17,520	JPMorgan Chase Bank NA	4/2026	(271)
AUD	74,709,000	USD	51,220,490	Royal Bank of Canada	4/2026	324,984
AUD	2,340,240	USD	1,605,568	State Street Bank & Trust Co	4/2026	9,080
CAD	83,000	USD	60,791	Canadian Imperial Bank of Commerce	4/2026	(1,126)
CAD	37,000	USD	27,251	JPMorgan Chase Bank NA	4/2026	(654)
CAD	126,780,938	USD	91,061,252	JPMorgan Chase Bank NA	4/2026	75,933
CAD	3,624,000	USD	2,600,355	Royal Bank of Canada	5/2026	8,448
CHF	14,042,000	USD	17,550,306	Bank of America NA	4/2026	10,974
CHF	109,216	USD	136,139	Royal Bank of Canada	4/2026	450
CHF	98,000	USD	122,607	Royal Bank of Canada	5/2026	414
DKK	41,652,000	USD	6,384,407	JPMorgan Chase Bank NA	4/2026	58,085
DKK	1,473,509	USD	227,084	JPMorgan Chase Bank NA	4/2026	830
EUR	683,247,000	USD	783,206,036	Bank of America NA	4/2026	6,525,013
EUR	9,069,000	USD	10,450,753	Bank of America NA	4/2026	31,651
EUR	1,304,000	USD	1,507,457	HSBC Bank USA NA	4/2026	(228)
EUR	9,356,000	USD	10,798,508	Bank of America NA	5/2026	33,040
GBP	477,000	USD	637,000	Citibank NA	4/2026	(5,643)
GBP	86,614,000	USD	114,226,543	Royal Bank of Canada	4/2026	415,747
GBP	2,068,000	USD	2,729,580	State Street Bank & Trust Co	4/2026	7,625
GBP	1,644,000	USD	2,169,861	State Street Bank & Trust Co	5/2026	6,053
HKD	878,721	USD	112,125	Canadian Imperial Bank of Commerce	4/2026	(60)
JPY	23,721,687,619	USD	148,743,966	Goldman Sachs Bank USA	4/2026	726,358
JPY	413,020,028	USD	2,597,870	JPMorgan Chase Bank NA	4/2026	4,569
JPY	184,200,000	USD	1,161,491	JPMorgan Chase Bank NA	5/2026	2,504
NOK	24,816,000	USD	2,542,623	Bank of America NA	4/2026	20,246
NZD	9,809,000	USD	5,603,882	JPMorgan Chase Bank NA	4/2026	32,860
NZD	1,289,322	USD	736,487	Canadian Imperial Bank of Commerce	4/2026	4,422
SEK	3,008,618	USD	315,817	Bank of America NA	4/2026	1,995
SEK	111,620,400	USD	11,673,210	Citibank NA	4/2026	117,698
SGD	8,872,831	USD	6,871,771	State Street Bank & Trust Co	4/2026	29,396
USD	81,052	AUD	116,000	BNP Paribas SA	4/2026	1,018
USD	2,191,558	AUD	3,077,000	Bank of America NA	4/2026	68,582
USD	356,358	AUD	508,000	JPMorgan Chase Bank NA	4/2026	5,864
USD	672,348	AUD	940,000	JPMorgan Chase Bank NA	4/2026	23,795
USD	49,940,890	AUD	70,279,000	Royal Bank of Canada	4/2026	1,451,894
USD	51,494,410	AUD	75,139,000	Royal Bank of Canada	5/2026	(326,684)
USD	580,882	AUD	847,000	State Street Bank & Trust Co	5/2026	(3,268)
USD	1,633,121	CAD	2,226,000	Brown Brothers Harriman & Co.	4/2026	32,949
USD	192,636	CAD	263,000	Canadian Imperial Bank of Commerce	4/2026	3,577
USD	88,784,747	CAD	121,397,000	JPMorgan Chase Bank NA	4/2026	1,517,836
USD	571,958	CAD	779,000	JPMorgan Chase Bank NA	4/2026	11,970
USD	1,248,355	CAD	1,700,000	JPMorgan Chase Bank NA	4/2026	26,301
USD	409,727	CAD	562,000	Royal Bank of Canada	4/2026	5,730
USD	631,292	CAD	881,047	Royal Bank of Canada	4/2026	(2,054)
USD	91,892,263	CAD	127,754,000	JPMorgan Chase Bank NA	5/2026	(73,794)
USD	17,655,540	CHF	13,624,000	Bank of America NA	4/2026	617,021
USD	97,653	CHF	76,000	Bank of America NA	4/2026	2,606
USD	211,376	CHF	162,000	HSBC Bank USA NA	4/2026	8,775
USD	229,168	CHF	180,000	JPMorgan Chase Bank NA	4/2026	4,055
USD	17,562,455	CHF	14,001,000	Bank of America NA	5/2026	(13,236)
USD	156,455	DKK	1,008,000	Bank of America NA	4/2026	543
USD	6,432,825	DKK	40,644,000	JPMorgan Chase Bank NA	4/2026	146,244
USD	96,038	DKK	622,000	JPMorgan Chase Bank NA	5/2026	(346)
USD	6,417,076	DKK	41,788,000	JPMorgan Chase Bank NA	5/2026	(58,343)
USD	1,005,369	EUR	867,000	Bank of America NA	4/2026	3,247
USD	3,001,675	EUR	2,583,000	Bank of America NA	4/2026	16,114
USD	698,165	EUR	603,000	Bank of America NA	4/2026	1,188
USD	27,281,811	EUR	23,052,000	Bank of America NA	4/2026	637,157
USD	772,803,596	EUR	653,263,000	Bank of America NA	4/2026	17,729,554
USD	3,430,473	EUR	2,977,000	JPMorgan Chase Bank NA	4/2026	(10,493)
USD	1,715,679	EUR	1,477,000	Morgan Stanley Capital Services LLC	4/2026	8,488
USD	785,974,356	EUR	684,590,000	Bank of America NA	5/2026	(6,583,322)
USD	4,464,471	GBP	3,318,000	Goldman Sachs Bank USA	4/2026	72,766
USD	540,236	GBP	402,000	JPMorgan Chase Bank NA	4/2026	8,148
USD	590,278	GBP	440,000	JPMorgan Chase Bank NA	4/2026	7,894
USD	677,950	GBP	508,000	JPMorgan Chase Bank NA	4/2026	5,561
USD	111,659,180	GBP	82,423,000	Royal Bank of Canada	4/2026	2,564,097
USD	114,544,232	GBP	86,857,000	Royal Bank of Canada	5/2026	(415,244)
USD	113,514	HKD	887,000	Canadian Imperial Bank of Commerce	4/2026	394
USD	123,869	HKD	969,000	Canadian Imperial Bank of Commerce	5/2026	57
USD	981,155	JPY	156,450,000	Bank of America NA	4/2026	(4,637)
USD	5,335,619	JPY	830,900,000	Bank of America NA	4/2026	100,120
USD	169,383	JPY	26,800,000	JPMorgan Chase Bank NA	4/2026	517
USD	859,125	JPY	135,300,000	JPMorgan Chase Bank NA	4/2026	6,600
USD	1,068,062	JPY	169,050,000	JPMorgan Chase Bank NA	4/2026	2,878
USD	143,904,714	JPY	22,404,050,000	State Street Bank & Trust Co	4/2026	2,736,824
USD	149,008,317	JPY	23,703,200,000	Goldman Sachs Bank USA	5/2026	(776,731)
USD	2,589,900	NOK	24,816,000	Royal Bank of Canada	4/2026	27,031
USD	2,561,053	NOK	24,999,000	Bank of America NA	5/2026	(20,338)
USD	291,463	NZD	492,000	Bank of America NA	4/2026	8,736
USD	5,581,418	NZD	9,317,000	JPMorgan Chase Bank NA	4/2026	227,404
USD	613,022	NZD	1,072,000	Canadian Imperial Bank of Commerce	5/2026	(3,696)
USD	5,619,882	NZD	9,826,000	JPMorgan Chase Bank NA	5/2026	(32,979)
USD	1,584,458	SEK	14,266,000	Bank of America NA	4/2026	77,483
USD	10,790,857	SEK	97,438,000	Citibank NA	4/2026	498,093
USD	88,957	SEK	846,000	Bank of America NA	5/2026	(566)
USD	11,741,777	SEK	112,088,000	Citibank NA	5/2026	(119,350)
USD	135,019	SGD	172,000	Bank of America NA	4/2026	1,240
USD	490,532	SGD	624,000	Canadian Imperial Bank of Commerce	4/2026	5,193
USD	6,418,384	SGD	8,094,000	Goldman Sachs Bank USA	4/2026	122,981
USD	6,874,559	SGD	8,856,000	State Street Bank & Trust Co	5/2026	(30,255)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						28,760,934
Unrealized Appreciation						37,246,900
Unrealized Depreciation						(8,485,966)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $898,210,632 or 73.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security is perpetual in nature with no stated maturity date.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,998,189 or 21.2% of net assets.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $68,608.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,449,160	56,075,058	60,524,218	49,054	(265)	265	-	-	0.0%
Total	4,449,160	56,075,058	60,524,218	49,054	(265)	265	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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